                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5897

                    RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 1/31

Date of reporting period: 7/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)

PORTFOLIO BUILDER SERIES

SEMIANNUAL REPORT FOR THE
PERIOD ENDED JULY 31, 2007


THIS SEMIANNUAL REPORT DESCRIBES SIX
FUNDS, EACH OF WHICH INVESTS IN OTHER
RIVERSOURCE(R) FUNDS. THE OBJECTIVE OF
EACH FUND IS THE HIGHEST LEVEL OF TOTAL
RETURN THAT IS CONSISTENT WITH AN
ACCEPTABLE LEVEL OF RISK

RiverSource(R) Portfolio Builder Conservative Fund
RiverSource(R) Portfolio Builder Moderate Conservative Fund
RiverSource(R) Portfolio Builder Moderate Fund
RiverSource(R) Portfolio Builder Moderate Aggressive Fund
RiverSource(R) Portfolio Builder Aggressive Fund
RiverSource(R) Portfolio Builder Total Equity Fund

TABLE OF CONTENTS

Fund Snapshots......................      2
Portfolio Allocation................      4
Investment Changes
   RiverSource Portfolio Builder
     Conservative Fund..............      6
   RiverSource Portfolio Builder
     Moderate Conservative Fund.....      7
   RiverSource Portfolio Builder
     Moderate Fund..................      8
   RiverSource Portfolio Builder
     Moderate Aggressive Fund.......      9
   RiverSource Portfolio Builder
     Aggressive Fund................     10
   RiverSource Portfolio Builder
     Total Equity Fund..............     11
Performance Summaries...............     12
Questions & Answers
   with Portfolio Management........     20
Fund Expenses Examples..............     24
Investments in Affiliated Funds.....     31
Financial Statements................     43
Notes to Financial Statements.......     50
Approval of Investment Management
   Services Agreement...............     70
Proxy Voting........................     71
Change in Independent Registered
   Public Accounting Firm...........     71

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               RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  1

FUND SNAPSHOTS AT JULY 31, 2007

FUND OBJECTIVE

The objective of each fund is to provide shareholders with the highest level of total return that is consistent with an acceptable level of risk.

FUND FACTS

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      ABDAX          03/04/04
Class B                      ABBDX          03/04/04
Class C                      RPCCX          03/04/04
Class R4                      --            03/04/04
Total net assets......................   $128.2 million
Number of holdings....................            31

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      AUCAX          03/04/04
Class B                      AMDBX          03/04/04
Class C                       --            03/04/04
Class R4                      --            03/04/04
Total net assets......................   $306.3 million
Number of holdings....................            35

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      ABUAX          03/04/04
Class B                      AURBX          03/04/04
Class C                      AMTCX          03/04/04
Class R4                      --            03/04/04
Total net assets......................   $912.3 million
Number of holdings....................            33

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      AXMAX          03/04/04
Class B                      ABMBX          03/04/04
Class C                      AGECX          03/04/04
Class R4                      --            03/04/04
Total net assets......................   $1.116 billion
Number of holdings....................            33

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      AXBAX          03/04/04
Class B                      AXPBX          03/04/04
Class C                      RBGCX          03/04/04
Class R4                      --            03/04/04
Total net assets......................   $555.0 million
Number of holdings....................            33

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      AXTAX          03/04/04
Class B                      AXTBX          03/04/04
Class C                      RBTCX          03/04/04
Class R4                      --            03/04/04
Total net assets......................   $508.7 million
Number of holdings....................            27

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

The Portfolio Builder funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

 2 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOTS AT JULY 31, 2007

PORTFOLIO MANAGERS

                          YEARS IN INDUSTRY
Kent Bergene                     25
David Joy                        30
Michelle Keeley                  21
William Truscott                 24

The Capital Markets Committee
provides initial guidance with
respect to strategic asset
allocation among the three main
asset classes: equity, fixed
income, and cash. The Asset
Allocation Committee, comprised of
Messrs. Joy and Truscott, and Ms.
Keeley, determines the asset class
and investment category
allocations for each Fund. The
Fund Selection Committee,
comprised of Messrs. Bergene, Joy
and Truscott, and Ms. Keeley, then
determines the underlying fund
selections for each Fund.

TOP FIVE HOLDINGS

Percentage of portfolio assets

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

RiverSource Limited Duration Bond Fund      24.7%
RiverSource Core Bond Fund                  21.5%
RiverSource Short Duration U.S.
   Government Fund                          15.4%
RiverSource Inflation Protected
   Securities Fund                           8.6%
RiverSource Cash Management Fund             5.4%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

RiverSource Limited Duration Bond Fund      15.5%
RiverSource Core Bond Fund                  12.4%
RiverSource Diversified Bond Fund           12.4%
RiverSource Inflation Protected
   Securities Fund                           8.2%
RiverSource Global Bond Fund                 5.0%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

RiverSource Diversified Bond Fund           15.8%
RiverSource Core Bond Fund                  11.2%
RiverSource Inflation Protected
   Securities Fund                          10.3%
RiverSource Growth Fund                      6.5%
RiverSource Income Opportunities Fund        5.6%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

RiverSource Inflation Protected
   Securities Fund                          10.0%
RiverSource Diversified Bond Fund            9.8%
RiverSource Growth Fund                      8.5%
RiverSource International Aggressive
   Growth Fund                               6.8%
RiverSource Core Bond Fund                   6.1%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

RiverSource Growth Fund                     10.7%
RiverSource International Aggressive
   Growth Fund                               8.4%
RiverSource Disciplined Equity Fund          7.2%
RiverSource Fundamental Growth Fund          6.4%
RiverSource International Select Value
   Fund                                      6.3%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

RiverSource Growth Fund                     13.1%
RiverSource International Aggressive
   Growth Fund                              10.4%
RiverSource Disciplined Equity Fund          8.8%
RiverSource Fundamental Growth Fund          7.8%
RiverSource International Select Value
   Fund                                      7.8%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

For more information about the underlying funds that make up each RiverSource Portfolio Builder Series funds, visit riversource.com/funds or call (888) 791-3380. Online, you can click on the Fund Documents section to view a Prospectus for each underlying fund, current Fact Sheets, Annual and Semiannual Reports, Quarterly Fund Commentary, Quarterly Holdings Filings and/or each underlying fund's Statement of Additional Information. You can download these documents or obtain free printed copies through your financial advisor. Please note when viewing performance information for each underlying fund that each RiverSource Portfolio Builder Series fund invests only in Class I shares of underlying funds.

--------------------------------------------------------------------------------

               RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  3

PORTFOLIO ALLOCATION

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

Percentage of portfolio assets at July 31, 2007
(PIE CHART)

FIXED INCOME FUNDS(1)                                71.8%
EQUITY FUNDS(2)                                      21.8%
CASH EQUIVALENTS(4)                                   5.4%
ALTERNATIVE INVESTMENT(3)                             1.0%

(1) Includes Investment Grade 61.6%, Inflation Protected Securities 8.6% and Global Bond 1.6%.
(2) Includes U.S. Large Cap 10.4%, International 7.0%, U.S. Mid Cap 1.9%, Real Estate 0.9%, Dividend Income 0.7%, U.S. Small Cap 0.7% and U.S. Small-Mid Cap 0.2%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4)  Includes Money Market 5.4%.

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

Percentage of portfolio assets at July 31, 2007
(PIE CHART)

FIXED INCOME FUNDS(1)                                59.6%
EQUITY FUNDS(2)                                      36.9%
CASH EQUIVALENTS(4)                                   2.5%
ALTERNATIVE INVESTMENT(3)                             1.0%

(1) Includes Investment Grade 44.0%, Inflation Protection Securities 8.2%, Global Bond 5.0%, Floating Rate 1.2% and High Yield 1.2%.
(2) Includes U.S. Large Cap 17.8%, International 12.3%, U.S. Mid Cap 3.2%, Dividend Income 1.2%, U.S. Small Cap 1.2%, Real Estate 0.9% and U.S. Small-Mid Cap 0.3%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4)  Includes Money Market 2.5%.

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

Percentage of portfolio assets at July 31, 2007
(PIE CHART)

FIXED INCOME FUNDS(1)                               48.1%
EQUITY FUNDS(2)                                     49.9%
ALTERNATIVE INVESTMENT(3)                            2.0%

(1) Includes Investment Grade 27.0%, Inflation Protected Securities 10.3%, High Yield 5.6%, Global Bond 4.9% and Floating Rate 0.3%.
(2) Includes U.S. Large Cap 23.8%, International 16.4%, U.S. Mid Cap 4.2%, Real Estate 1.8%, Dividend Income 1.7%, U.S. Small Cap 1.5% and U.S. Small-Mid Cap 0.5%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

--------------------------------------------------------------------------------

 4 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

PORTFOLIO ALLOCATION

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

Percentage of portfolio assets at July 31, 2007
(PIE CHART)

EQUITY FUNDS(2)                                     64.8%
FIXED INCOME FUNDS(1)                               33.2%
ALTERNATIVE INVESTMENT(3)                            2.0%

(1) Includes Investment Grade 15.9%, Inflation Protected Securities 10.0%, Global Bond 5.0%, High Yield 1.9% and Floating Rate 0.4%.
(2) Includes U.S. Large Cap 31.1%, International 21.5%, U.S. Mid Cap 5.5%, Dividend Income 2.2%, U.S. Small Cap 2.1%, Real Estate 1.8% and U.S. Small-Mid Cap 0.6%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

Percentage of portfolio assets at July 31, 2007
(PIE CHART)

EQUITY FUNDS(2)                                     80.2%
FIXED INCOME FUNDS(1)                               17.8%
ALTERNATIVE INVESTMENT(3)                            2.0%

(1) Includes Investment Grade 9.8%, Inflation Protected Securities 5.4%, High Yield 1.7%, Global Bond 0.6% and Floating Rate 0.3%.
(2) Includes U.S. Large Cap 38.8%, International 26.5%, U.S. Mid Cap 6.9%, Dividend Income 2.7%, U.S. Small Cap 2.6%, Real Estate 1.9% and U.S. Small-Mid Cap 0.8%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

Percentage of portfolio assets at July 31, 2007
(PIE CHART)

EQUITY FUNDS(1)                                     98.0%
ALTERNATIVE INVESTMENT(2)                            2.0%

(1) Includes U.S. Large Cap 47.7%, International 32.7%, U.S. Mid Cap 8.4%, Dividend Income 3.3%, U.S. Small Cap 3.1%, Real Estate 1.9% and U.S. Small-Mid Cap 0.9%.
(2) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

--------------------------------------------------------------------------------

               RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  5

INVESTMENT CHANGES

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

Fund holdings at July 31, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
GLOBAL BOND FUNDS
 RiverSource Global Bond Fund                       1.6%                                 1.1%
                                       -----------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
 RiverSource Inflation Protected
   Securities Fund                                  8.6%                                 7.3%
                                       -----------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate,
mortgage and agency securities
 RiverSource Core Bond Fund                        21.5%                                22.0%
 RiverSource Limited Duration Bond
   Fund                                            24.7%                                23.5%
 RiverSource Short Duration U.S.
   Government Fund                                 15.4%                                14.4%
                                       -----------------------------------------------------------------
                                                   61.6%                                59.9%
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                        0.7%                                  --%
 RiverSource International
   Aggressive Growth Fund                           2.4%                                 1.8%
 RiverSource International Equity
   Fund                                             0.7%                                 0.9%
 RiverSource International
   Opportunity Fund                                 1.2%                                 1.5%
 RiverSource International Select
   Value Fund                                       1.8%                                 1.2%
 RiverSource International Small
   Cap Fund                                         0.2%                                 0.2%
                                       -----------------------------------------------------------------
                                                    7.0%                                 5.6%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity
   Fund                                             0.7%                                 0.8%
 RiverSource Real Estate Fund                       0.9%                                 1.1%
 RiverSource Disciplined Equity
   Fund                                             1.9%                                 3.3%
 RiverSource Disciplined Large Cap
   Growth Fund                                      0.7%                                  --%
 RiverSource Diversified Equity
   Income Fund                                      1.2%                                 1.4%
 RiverSource Fundamental Growth
   Fund                                             1.7%                                 2.8%
 RiverSource Fundamental Value Fund                 0.8%                                 0.9%
 RiverSource Growth Fund                            2.9%                                 4.4%
 RiverSource Large Cap Equity Fund                  0.6%                                 1.4%
 RiverSource Large Cap Value Fund                   0.2%                                 0.2%
 RiverSource Value Fund                             0.4%                                 1.0%
 RiverSource Aggressive Growth Fund                 0.9%                                 1.0%
 RiverSource Mid Cap Growth Fund                    0.4%                                  --%
 RiverSource Mid Cap Value Fund                     0.3%                                 0.2%
 RiverSource Select Value Fund                      0.3%                                 0.2%
 RiverSource Small Cap Growth Fund                  0.5%                                 0.6%
 RiverSource Small Cap Value Fund                   0.2%                                 0.3%
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              0.2%                                 0.3%
                                       -----------------------------------------------------------------
                                                   14.8%                                19.9%
                                       -----------------------------------------------------------------
ALTERNATIVE INVESTMENTS
Includes government, corporate,
mortgage and agency securities
 RiverSource Absolute Return
   Currency and Income Fund                         1.0%                                 1.0%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                   5.4%                                 5.2%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

 6 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

INVESTMENT CHANGES

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

Fund holdings at July 31, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
FLOATING RATE FUNDS
 RiverSource Floating Rate Fund                     1.2%                                 0.6%
                                       -----------------------------------------------------------------
GLOBAL BOND FUNDS
 RiverSource Global Bond Fund                       5.0%                                 5.8%
                                       -----------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
 RiverSource Income Opportunities
   Fund                                             1.2%                                 2.7%
                                       -----------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
 RiverSource Inflation Protected
   Securities Fund                                  8.2%                                 6.9%
                                       -----------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate,
mortgage and agency securities
 RiverSource Core Bond Fund                        12.4%                                 5.8%
 RiverSource Diversified Bond Fund                 12.4%                                11.8%
 RiverSource Limited Duration Bond
   Fund                                            15.5%                                14.6%
 RiverSource Short Duration U.S.
   Government Fund                                  3.7%                                 7.6%
                                       -----------------------------------------------------------------
                                                   44.0%                                39.8%
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                        1.2%                                  --%
 RiverSource Emerging Markets Fund                  0.8%                                 0.8%
 RiverSource International
   Aggressive Growth Fund                           3.9%                                 2.6%
 RiverSource International Equity
   Fund                                             1.2%                                 1.4%
 RiverSource International
   Opportunity Fund                                 1.9%                                 2.2%
 RiverSource International Select
   Value Fund                                       2.9%                                 1.8%
 RiverSource International Small
   Cap Fund                                         0.4%                                 0.3%
                                       -----------------------------------------------------------------
                                                   12.3%                                 9.1%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity
   Fund                                             1.2%                                 1.2%
 RiverSource Real Estate Fund                       0.9%                                 1.1%
 RiverSource Disciplined Equity
   Fund                                             3.3%                                 5.5%
 RiverSource Disciplined Large Cap
   Growth Fund                                      1.2%                                  --%
 RiverSource Diversified Equity
   Income Fund                                      2.0%                                 2.2%
 RiverSource Fundamental Growth
   Fund                                             2.9%                                 4.6%
 RiverSource Fundamental Value Fund                 1.4%                                 1.6%
 RiverSource Growth Fund                            4.9%                                 7.2%
 RiverSource Large Cap Equity Fund                  1.1%                                 2.2%
 RiverSource Large Cap Value Fund                   0.3%                                 0.3%
 RiverSource Value Fund                             0.7%                                 1.6%
 RiverSource Aggressive Growth Fund                 1.5%                                 1.6%
 RiverSource Mid Cap Growth Fund                    0.7%                                  --%
 RiverSource Mid Cap Value Fund                     0.5%                                 0.3%
 RiverSource Select Value Fund                      0.5%                                 0.3%
 RiverSource Small Cap Growth Fund                  0.8%                                 0.9%
 RiverSource Small Cap Value Fund                   0.4%                                 0.5%
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              0.3%                                 0.4%
                                       -----------------------------------------------------------------
                                                   24.6%                                31.5%
                                       -----------------------------------------------------------------
ALTERNATIVE INVESTMENTS
Includes government, corporate,
mortgage and agency securities
 RiverSource Absolute Return
   Currency and Income Fund                         1.0%                                 1.0%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                   2.5%                                 2.6%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

               RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  7

INVESTMENT CHANGES

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

Fund holdings at July 31, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
FLOATING RATE FUNDS
 RiverSource Floating Rate Fund                     0.3%                                 0.7%
                                       -----------------------------------------------------------------
GLOBAL BOND FUNDS
 RiverSource Global Bond Fund                       4.9%                                 6.2%
                                       -----------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
 RiverSource Income Opportunities
   Fund                                             5.6%                                 7.6%
                                       -----------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
 RiverSource Inflation Protected
   Securities Fund                                 10.3%                                 7.9%
                                       -----------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate,
mortgage and agency securities
 RiverSource Core Bond Fund                        11.2%                                 7.7%
 RiverSource Diversified Bond Fund                 15.8%                                14.3%
                                       -----------------------------------------------------------------
                                                   27.0%                                22.0%
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                        1.6%                                  --%
 RiverSource Emerging Markets Fund                  1.1%                                 1.1%
 RiverSource International
   Aggressive Growth Fund                           5.2%                                 3.4%
 RiverSource International Equity
   Fund                                             1.6%                                 1.8%
 RiverSource International
   Opportunity Fund                                 2.5%                                 2.8%
 RiverSource International Select
   Value Fund                                       3.9%                                 2.4%
 RiverSource International Small
   Cap Fund                                         0.5%                                 0.4%
                                       -----------------------------------------------------------------
                                                   16.4%                                11.9%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity
   Fund                                             1.7%                                 1.6%
 RiverSource Real Estate Fund                       1.8%                                 2.2%
 RiverSource Disciplined Equity
   Fund                                             4.4%                                 7.1%
 RiverSource Disciplined Large Cap
   Growth Fund                                      1.5%                                  --%
 RiverSource Diversified Equity
   Income Fund                                      2.7%                                 2.9%
 RiverSource Fundamental Growth
   Fund                                             3.9%                                 5.9%
 RiverSource Fundamental Value Fund                 1.9%                                 2.0%
 RiverSource Growth Fund                            6.5%                                 9.4%
 RiverSource Large Cap Equity Fund                  1.5%                                 2.9%
 RiverSource Large Cap Value Fund                   0.4%                                 0.4%
 RiverSource Value Fund                             1.0%                                 2.0%
 RiverSource Aggressive Growth Fund                 2.0%                                 2.1%
 RiverSource Mid Cap Growth Fund                    1.0%                                  --%
 RiverSource Mid Cap Value Fund                     0.6%                                 0.4%
 RiverSource Select Value Fund                      0.6%                                 0.4%
 RiverSource Small Cap Growth Fund                  1.0%                                 1.2%
 RiverSource Small Cap Value Fund                   0.5%                                 0.7%
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              0.5%                                 0.5%
                                       -----------------------------------------------------------------
                                                   33.5%                                41.7%
                                       -----------------------------------------------------------------
ALTERNATIVE INVESTMENTS
Includes government, corporate,
mortgage and agency securities
 RiverSource Absolute Return
   Currency and Income Fund                         2.0%                                 2.0%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                    --%                                  --%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

 8 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

INVESTMENT CHANGES

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

Fund holdings at July 31, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                        2.1%                                  --%
 RiverSource Emerging Markets Fund                  1.4%                                 1.4%
 RiverSource International
   Aggressive Growth Fund                           6.8%                                 4.4%
 RiverSource International Equity
   Fund                                             2.1%                                 2.3%
 RiverSource International
   Opportunity Fund                                 3.3%                                 3.6%
 RiverSource International Select
   Value Fund                                       5.1%                                 3.0%
 RiverSource International Small
   Cap Fund                                         0.7%                                 0.5%
                                       -----------------------------------------------------------------
                                                   21.5%                                15.2%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity
   Fund                                             2.2%                                 2.1%
 RiverSource Real Estate Fund                       1.8%                                 2.2%
 RiverSource Disciplined Equity
   Fund                                             5.8%                                 9.2%
 RiverSource Disciplined Large Cap
   Growth Fund                                      2.0%                                  --%
 RiverSource Diversified Equity
   Income Fund                                      3.6%                                 3.8%
 RiverSource Fundamental Growth
   Fund                                             5.1%                                 7.7%
 RiverSource Fundamental Value Fund                 2.4%                                 2.6%
 RiverSource Growth Fund                            8.5%                                12.1%
 RiverSource Large Cap Equity Fund                  1.9%                                 3.7%
 RiverSource Large Cap Value Fund                   0.5%                                 0.5%
 RiverSource Value Fund                             1.3%                                 2.6%
 RiverSource Aggressive Growth Fund                 2.6%                                 2.7%
 RiverSource Mid Cap Growth Fund                    1.3%                                  --%
 RiverSource Mid Cap Value Fund                     0.8%                                 0.5%
 RiverSource Select Value Fund                      0.8%                                 0.5%
 RiverSource Small Cap Growth Fund                  1.4%                                 1.5%
 RiverSource Small Cap Value Fund                   0.7%                                 0.8%
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              0.6%                                 0.7%
                                       -----------------------------------------------------------------
                                                   43.3%                                53.2%
                                       -----------------------------------------------------------------
FLOATING RATE FUNDS
 RiverSource Floating Rate Fund                     0.4%                                 0.9%
                                       -----------------------------------------------------------------
GLOBAL BOND FUNDS
 RiverSource Global Bond Fund                       5.0%                                 5.9%
                                       -----------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
 RiverSource Income Opportunities
   Fund                                             1.9%                                 2.1%
                                       -----------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
 RiverSource Inflation Protected
   Securities Fund                                 10.0%                                 6.8%
                                       -----------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate,
mortgage and agency securities
 RiverSource Core Bond Fund                         6.1%                                 4.7%
 RiverSource Diversified Bond Fund                  9.8%                                 9.2%
                                       -----------------------------------------------------------------
                                                   15.9%                                13.9%
                                       -----------------------------------------------------------------
ALTERNATIVE INVESTMENTS
Includes government, corporate,
mortgage and agency securities
 RiverSource Absolute Return
   Currency and Income Fund                         2.0%                                 2.0%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                    --%                                  --%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

               RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  9

INVESTMENT CHANGES

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

Fund holdings at July 31, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                        2.5%                                  --%
 RiverSource Emerging Markets Fund                  1.7%                                 1.7%
 RiverSource International
   Aggressive Growth Fund                           8.4%                                 5.3%
 RiverSource International Equity
   Fund                                             2.6%                                 2.9%
 RiverSource International
   Opportunity Fund                                 4.1%                                 4.5%
 RiverSource International Select
   Value Fund                                       6.3%                                 3.7%
 RiverSource International Small
   Cap Fund                                         0.9%                                 0.6%
                                       -----------------------------------------------------------------
                                                   26.5%                                18.7%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity
   Fund                                             2.7%                                 2.6%
 RiverSource Real Estate Fund                       1.9%                                 2.2%
 RiverSource Disciplined Equity
   Fund                                             7.2%                                11.3%
 RiverSource Disciplined Large Cap
   Growth Fund                                      2.5%                                  --%
 RiverSource Diversified Equity
   Income Fund                                      4.4%                                 4.6%
 RiverSource Fundamental Growth
   Fund                                             6.4%                                 9.4%
 RiverSource Fundamental Value Fund                 3.0%                                 3.2%
 RiverSource Growth Fund                           10.7%                                14.8%
 RiverSource Large Cap Equity Fund                  2.4%                                 4.5%
 RiverSource Large Cap Value Fund                   0.6%                                 0.6%
 RiverSource Value Fund                             1.6%                                 3.2%
 RiverSource Aggressive Growth Fund                 3.3%                                 3.3%
 RiverSource Mid Cap Growth Fund                    1.6%                                  --%
 RiverSource Mid Cap Value Fund                     1.0%                                 0.6%
 RiverSource Select Value Fund                      1.0%                                 0.6%
 RiverSource Small Cap Growth Fund                  1.7%                                 1.9%
 RiverSource Small Cap Value Fund                   0.9%                                 1.0%
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              0.8%                                 0.8%
                                       -----------------------------------------------------------------
                                                   53.7%                                64.6%
                                       -----------------------------------------------------------------
FLOATING RATE FUNDS
 RiverSource Floating Rate Fund                     0.3%                                 0.7%
                                       -----------------------------------------------------------------
GLOBAL BOND FUNDS
 RiverSource Global Bond Fund                       0.6%                                 0.9%
                                       -----------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
 RiverSource Income Opportunities
   Fund                                             1.7%                                 2.2%
                                       -----------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
 RiverSource Inflation Protected
   Securities Fund                                  5.4%                                 2.5%
                                       -----------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate,
mortgage and agency securities
 RiverSource Core Bond Fund                         4.1%                                 1.6%
 RiverSource Diversified Bond Fund                  5.7%                                 3.4%
 RiverSource Short Duration U.S.
   Government Fund                                   --%                                 3.4%
                                       -----------------------------------------------------------------
                                                    9.8%                                 8.4%
                                       -----------------------------------------------------------------
ALTERNATIVE INVESTMENTS
Includes government, corporate,
mortgage and agency securities
 RiverSource Absolute Return
   Currency and Income Fund                         2.0%                                 2.0%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                    --%                                  --%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

 10 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

INVESTMENT CHANGES

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

Fund holdings at July 31, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                        3.1%                                  --%
 RiverSource Emerging Markets Fund                  2.1%                                 2.0%
 RiverSource International
   Aggressive Growth Fund                          10.4%                                 6.3%
 RiverSource International Equity
   Fund                                             3.2%                                 3.4%
 RiverSource International
   Opportunity Fund                                 5.1%                                 5.3%
 RiverSource International Select
   Value Fund                                       7.8%                                 4.4%
 RiverSource International Small
   Cap Fund                                         1.0%                                 0.7%
                                       -----------------------------------------------------------------
                                                   32.7%                                22.1%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity
   Fund                                             3.3%                                 3.0%
 RiverSource Real Estate Fund                       1.9%                                 2.2%
 RiverSource Disciplined Equity
   Fund                                             8.8%                                13.3%
 RiverSource Disciplined Large Cap
   Growth Fund                                      3.1%                                  --%
 RiverSource Diversified Equity
   Income Fund                                      5.5%                                 5.5%
 RiverSource Fundamental Growth
   Fund                                             7.8%                                11.1%
 RiverSource Fundamental Value Fund                 3.7%                                 3.7%
 RiverSource Growth Fund                           13.1%                                17.5%
 RiverSource Large Cap Equity Fund                  3.0%                                 5.4%
 RiverSource Large Cap Value Fund                   0.7%                                 0.7%
 RiverSource Value Fund                             2.0%                                 3.8%
 RiverSource Aggressive Growth Fund                 4.0%                                 3.9%
 RiverSource Mid Cap Growth Fund                    2.0%                                  --%
 RiverSource Mid Cap Value Fund                     1.2%                                 0.7%
 RiverSource Select Value Fund                      1.2%                                 0.7%
 RiverSource Small Cap Growth Fund                  2.1%                                 2.2%
 RiverSource Small Cap Value Fund                   1.0%                                 1.2%
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              0.9%                                 1.0%
                                       -----------------------------------------------------------------
                                                   65.3%                                75.9%
                                       -----------------------------------------------------------------
ALTERNATIVE INVESTMENTS
Includes government, corporate,
mortgage and agency securities
 RiverSource Absolute Return
   Currency and Income Fund                         2.0%                                 2.0%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                    --%                                  --%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  11

PERFORMANCE SUMMARIES

                         RIVERSOURCE PORTFOLIO BUILDER
                               CONSERVATIVE FUND
                             PERFORMANCE COMPARISON
                  For the six-month period ended July 31, 2007

                                  (BAR CHART)

RiverSource Portfolio Builder Conservative Fund
  Class A(1) (excluding sales charge)                  +2.48%

Lehman Brothers Aggregate Bond Index(4)
  (unmanaged)                                          +1.86%

Russell 3000 Index(5) (unmanaged)                      +1.53%

Citigroup 3-Month U.S. Treasury Bill Index(7)
  (unmanaged)                                          +2.47%

MSCI EAFE Index(6) (unmanaged)                         +8.73%

Blended Index(8) (unmanaged)                           +2.24%

                         RIVERSOURCE PORTFOLIO BUILDER
                           MODERATE CONSERVATIVE FUND
                             PERFORMANCE COMPARISON
                  For the six-month period ended July 31, 2007

                                  (BAR CHART)

RiverSource Portfolio Builder Moderate
  Conservative Fund Class A(2)(excluding sales
  charge)                                              +2.82%

Lehman Brothers Aggregate Bond Index(4)
  (unmanaged)                                          +1.86%

Russell 3000 Index(5) (unmanaged)                      +1.53%

MSCI EAFE Index(6) (unmanaged)                         +8.73%

Citigroup 3-Month U.S. Treasury Bill Index(7)
  (unmanaged)                                          +2.47%

Blended Index(8) (unmanaged)                           +2.42%

                         RIVERSOURCE PORTFOLIO BUILDER
                                 MODERATE FUND
                             PERFORMANCE COMPARISON
                  For the six-month period ended July 31, 2007

                                  (BAR CHART)

RiverSource Portfolio Builder Moderate FundClass
  A(3) (excluding sales charge)                        +2.97%

Lehman Brothers Aggregate Bond Index(4)
  (unmanaged)                                          +1.86%

Russell 3000 Index(5) (unmanaged)                      +1.53%

MSCI EAFE Index(6) (unmanaged)                         +8.73%

Blended Index(8) (unmanaged)                           +2.61%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) Conservative Fund compares its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 70% Lehman Brothers Aggregate Bond Index, 14% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% MSCI EAFE Index. Prior to April 1, 2007, the Blended Index consisted of 70% Lehman Brothers Aggregate Bond Index, 16% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 4% MSCI EAFE Index. The change to the Blended Index was made to better reflect the Conservative Fund's investment strategies. The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index are shown in the table because they are separate components of the Blended Index.

(2) Moderate Conservative Fund compares its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 60% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Index, 10% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. Prior to April 1, 2007, the Blended Index consisted of 60% Lehman Brothers Aggregate Bond Index, 28% Russell 3000 Index, 7% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. The change to the Blended Index was made to better reflect the Moderate Conservative Fund's investment strategies. The MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index are shown in the table because they are separate components of the Blended Index.

(3) Moderate Fund compares its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 50% Lehman Brothers Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index. Prior to April 1, 2007, the Blended Index consisted of 50% Lehman Brothers Aggregate Bond Index, 40% Russell 3000 Index and 10% MSCI EAFE Index. The change to the Blended Index was made to better reflect the Moderate Fund's investment strategies. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

(4) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(5) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(6) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(7) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

(8) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Lehman Brothers Aggregate Bond Index, Russell 3000 Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

The 4.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund and the 5.75% sales charge applicable to Class A shares of all other RiverSource Portfolio Builder funds are not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

 12 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARIES

                         RIVERSOURCE PORTFOLIO BUILDER
                            MODERATE AGGRESSIVE FUND
                             PERFORMANCE COMPARISON
                  For the six-month period ended July 31, 2007

                                  (BAR CHART)

RiverSource Portfolio Builder Moderate Aggressive
  Fund (excluding sales charge)                        +3.55%

Russell 3000 Index (unmanaged)                         +1.53%

Lehman Brothers Aggregate Bond Index(4)
  (unmanaged)                                          +1.86%

MSCI EAFE Index (unmanaged)                            +8.73%

Blended Index (unmanaged)                              +2.80%

                         RIVERSOURCE PORTFOLIO BUILDER
                                AGGRESSIVE FUND
                             PERFORMANCE COMPARISON
                  For the six-month period ended July 31, 2007

                                  (BAR CHART)

RiverSource Portfolio Builder Aggressive Fund
  (excluding sales charge)                              +3.85

Russell 3000 Index (unmanaged)                          +1.53

Lehman Brothers Aggregate Bond Index (unmanaged)        +1.86

MSCI EAFE Index (unmanaged)                             +8.73

Blended Index (unmanaged)                               +3.00

                         RIVERSOURCE PORTFOLIO BUILDER
                               TOTAL EQUITY FUND
                             PERFORMANCE COMPARISON
                  For the six-month period ended July 31, 2007

                                  (BAR CHART)

RiverSource Portfolio Builder Total Equity Fund
  (excluding sales charge)                             +4.12%

Russell 3000 Index (unmanaged)                         +1.53%

MSCI EAFE Index (unmanaged)                            +8.73%

Blended Index (unmanaged)                              +3.24%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.
(1) Moderate Aggressive Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended Index, consisting of 35% Lehman Brothers Aggregate Bond Index, 46% Russell 3000 Index and 19% MSCI EAFE Index. Prior to April 1, 2007, the Blended Index consisted of 35% Lehman Brothers Aggregate Bond Index, 52% Russell 3000 Index and 13% MSCI EAFE Index. The change to the Blended Index was made to better reflect the Moderate Aggressive Fund's investment strategies. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

(2) Aggressive Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended Index, consisting of 20% Lehman Brothers Aggregate Bond Index, 56% Russell 3000 Index and 24% MSCI EAFE Index. Prior to April 1, 2007, the Blended Index consisted of 20% Lehman Brothers Aggregate Bond Index, 64% Russell 3000 Index and 16% MSCI EAFE Index. The change to the Blended Index was made to better reflect the Aggressive Fund's investment strategies. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

(3) Total Equity Fund compares its performance to the Russell 3000 Index, as well as to a Blended Index, consisting of 70% Russell 3000 Index and 30% MSCI EAFE Index. Prior to April 1, 2007, the Blended Index consisted of 80% Russell 3000 Index and 20% MSCI EAFE Index. The change to the Blended Index was made to better reflect the Total Equity Fund's investment strategies. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

(4) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(5) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(6) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(7) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Lehman Brothers Aggregate Bond Index, Russell 3000 Index and the MSCI EAFE Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

The 5.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  13

PERFORMANCE SUMMARIES

RiverSource Portfolio Builder Conservative Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JULY 31, 2007
                                                                                       SINCE
WITHOUT SALES CHARGE                      6 MONTHS*       1 YEAR       3 YEARS       INCEPTION
 Class A (inception 3/4/04)                +2.48%         +7.76%       +5.99%         +4.92%
 Class B (inception 3/4/04)                +1.99%         +6.86%       +5.16%         +4.10%
 Class C (inception 3/4/04)                +2.10%         +6.96%       +5.19%         +4.14%
 Class R4 (inception 3/4/04)               +2.44%         +7.85%       +6.12%         +5.06%

With sales charge
 Class A (inception 3/4/04)                -2.39%         +2.63%       +4.28%         +3.44%
 Class B (inception 3/4/04)                -3.01%         +1.86%       +3.94%         +3.30%
 Class C (inception 3/4/04)                +1.10%         +5.96%       +5.19%         +4.14%

AT JUNE 30, 2007
                                                                                       SINCE
WITHOUT SALES CHARGE                      6 MONTHS*       1 YEAR       3 YEARS       INCEPTION
 Class A (inception 3/4/04)                +3.07%         +8.71%       +5.77%         +5.05%
 Class B (inception 3/4/04)                +2.68%         +7.91%       +4.98%         +4.27%
 Class C (inception 3/4/04)                +2.69%         +7.90%       +4.98%         +4.28%
 Class R4 (inception 3/4/04)               +3.14%         +8.92%       +5.94%         +5.23%

With sales charge
 Class A (inception 3/4/04)                -1.82%         +3.55%       +4.07%         +3.53%
 Class B (inception 3/4/04)                -2.32%         +2.91%       +3.75%         +3.44%
 Class C (inception 3/4/04)                +1.69%         +6.90%       +4.98%         +4.28%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                    NET FUND AND ACQUIRED FUND
                                          TOTAL FUND(A)       NET EXPENSES(A)          (UNDERLYING FUND)(B)
 Class A                                      0.49%                0.49%                      1.12%
 Class B                                      1.25%                1.25%                      1.88%
 Class C                                      1.25%                1.25%                      1.88%
 Class R4                                     0.43%                0.38%                      1.01%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C; and 0.38% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expenses, would have been 0.69% for all classes. The Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.18% for Class A; 1.94% for Class B; 1.94% for Class C; and 1.07% for Class R4.

--------------------------------------------------------------------------------

 14 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARIES

RiverSource Portfolio Builder Moderate Conservative Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JULY 31, 2007
                                                                                        SINCE
WITHOUT SALES CHARGE                      6 MONTHS*       1 YEAR        3 YEARS       INCEPTION
 Class A (inception 3/4/04)                +2.82%         +10.18%       +8.26%         +6.63%
 Class B (inception 3/4/04)                +2.43%          +9.39%       +7.46%         +5.83%
 Class C (inception 3/4/04)                +2.44%          +9.40%       +7.43%         +5.83%
 Class R4 (inception 3/4/04)               +2.97%         +10.36%       +8.48%         +6.81%

With sales charge
 Class A (inception 3/4/04)                -2.06%          +4.95%       +6.51%         +5.12%
 Class B (inception 3/4/04)                -2.57%          +4.39%       +6.29%         +5.06%
 Class C (inception 3/4/04)                +1.44%          +8.40%       +7.43%         +5.83%

AT JUNE 30, 2007
                                                                                        SINCE
WITHOUT SALES CHARGE                      6 MONTHS*       1 YEAR        3 YEARS       INCEPTION
 Class A (inception 3/4/04)                +4.15%         +11.62%       +8.01%         +6.98%
 Class B (inception 3/4/04)                +3.86%         +10.82%       +7.21%         +6.19%
 Class C (inception 3/4/04)                +3.76%         +10.72%       +7.18%         +6.19%
 Class R4 (inception 3/4/04)               +4.31%         +11.80%       +8.20%         +7.17%

With sales charge
 Class A (inception 3/4/04)                -0.80%          +6.32%       +6.27%         +5.42%
 Class B (inception 3/4/04)                -1.14%          +5.82%       +6.04%         +5.39%
 Class C (inception 3/4/04)                +2.76%          +9.72%       +7.18%         +6.19%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                    NET FUND AND ACQUIRED FUND
                                          TOTAL FUND(A)       NET EXPENSES(A)          (UNDERLYING FUND)(B)
 Class A                                      0.44%                0.44%                      1.13%
 Class B                                      1.19%                1.19%                      1.88%
 Class C                                      1.19%                1.19%                      1.88%
 Class R4                                     0.38%                0.32%                      1.01%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C; and 0.32% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expenses, would have been 0.73% for all classes. The Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.17% for Class A; 1.92% for Class B; 1.92% for Class C; and 1.05% for Class R4.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  15

PERFORMANCE SUMMARIES

RiverSource Portfolio Builder Moderate Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JULY 31, 2007
                                                                                        SINCE
WITHOUT SALES CHARGE                      6 MONTHS*       1 YEAR        3 YEARS       INCEPTION
 Class A (inception 3/4/04)                +2.97%         +12.33%       +10.26%        +8.22%
 Class B (inception 3/4/04)                +2.59%         +11.45%        +9.40%        +7.38%
 Class C (inception 3/4/04)                +2.60%         +11.46%        +9.43%        +7.41%
 Class R4 (inception 3/4/04)               +2.99%         +12.35%       +10.45%        +8.41%

With sales charge
 Class A (inception 3/4/04)                -2.95%          +5.87%        +8.10%        +6.36%
 Class B (inception 3/4/04)                -2.41%          +6.45%        +8.28%        +6.64%
 Class C (inception 3/4/04)                +1.60%         +10.46%        +9.43%        +7.41%

AT JUNE 30, 2007
                                                                                        SINCE
WITHOUT SALES CHARGE                      6 MONTHS*       1 YEAR        3 YEARS       INCEPTION
 Class A (inception 3/4/04)                +5.23%         +14.21%        +9.96%        +8.81%
 Class B (inception 3/4/04)                +4.85%         +13.32%        +9.14%        +7.97%
 Class C (inception 3/4/04)                +4.77%         +13.34%        +9.10%        +7.97%
 Class R4 (inception 3/4/04)               +5.17%         +14.34%       +10.15%        +9.00%

With sales charge
 Class A (inception 3/4/04)                -0.82%          +7.64%        +7.81%        +6.88%
 Class B (inception 3/4/04)                -0.15%          +8.32%        +8.01%        +7.21%
 Class C (inception 3/4/04)                +3.77%         +12.34%        +9.10%        +7.97%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                    NET FUND AND ACQUIRED FUND
                                          TOTAL FUND(A)       NET EXPENSES(A)          (UNDERLYING FUND)(B)
 Class A                                      0.43%                0.43%                      1.18%
 Class B                                      1.19%                1.19%                      1.94%
 Class C                                      1.19%                1.19%                      1.94%
 Class R4                                     0.36%                0.31%                      1.06%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C; and 0.31% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expenses, would have been 0.78% for all classes. The Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.21% for Class A; 1.97% for Class B; 1.97% for Class C; and 1.09% for Class R4.

--------------------------------------------------------------------------------

 16 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARIES

RiverSource Portfolio Builder Moderate Aggressive Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JULY 31, 2007
                                                                                        SINCE
WITHOUT SALES CHARGE                      6 MONTHS*       1 YEAR        3 YEARS       INCEPTION
 Class A (inception 3/4/04)                +3.55%         +14.18%       +11.85%         +9.29%
 Class B (inception 3/4/04)                +3.18%         +13.40%       +11.00%         +8.47%
 Class C (inception 3/4/04)                +3.11%         +13.35%       +10.99%         +8.46%
 Class R4 (inception 3/4/04)               +3.53%         +14.32%       +12.05%         +9.49%

With sales charge
 Class A (inception 3/4/04)                -2.40%          +7.61%        +9.67%         +7.41%
 Class B (inception 3/4/04)                -1.82%          +8.40%        +9.91%         +7.74%
 Class C (inception 3/4/04)                +2.11%         +12.35%       +10.99%         +8.46%

AT JUNE 30, 2007
                                                                                        SINCE
WITHOUT SALES CHARGE                      6 MONTHS*       1 YEAR        3 YEARS       INCEPTION
 Class A (inception 3/4/04)                +6.36%         +16.39%       +11.38%        +10.03%
 Class B (inception 3/4/04)                +5.90%         +15.41%       +10.54%         +9.18%
 Class C (inception 3/4/04)                +5.92%         +15.44%       +10.55%         +9.19%
 Class R4 (inception 3/4/04)               +6.43%         +16.54%       +11.58%        +10.23%

With sales charge
 Class A (inception 3/4/04)                +0.25%          +9.70%        +9.20%         +8.08%
 Class B (inception 3/4/04)                +0.90%         +10.41%        +9.43%         +8.44%
 Class C (inception 3/4/04)                +4.92%         +14.44%       +10.55%         +9.19%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                    NET FUND AND ACQUIRED FUND
                                          TOTAL FUND(A)       NET EXPENSES(A)          (UNDERLYING FUND)(B)
 Class A                                      0.46%                0.46%                      1.25%
 Class B                                      1.22%                1.22%                      2.01%
 Class C                                      1.22%                1.22%                      2.01%
 Class R4                                     0.37%                0.34%                      1.13%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C; and 0.34% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expenses, would have been 0.82% for all classes. The Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.28% for Class A; 2.04% for Class B; 2.04% for Class C; and 1.16% for Class R4.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  17

PERFORMANCE SUMMARIES

RiverSource Portfolio Builder Aggressive Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JULY 31, 2007
                                                                                        SINCE
WITHOUT SALES CHARGE                      6 MONTHS*       1 YEAR        3 YEARS       INCEPTION
 Class A (inception 3/4/04)                +3.85%         +16.25%       +13.55%        +10.48%
 Class B (inception 3/4/04)                +3.39%         +15.32%       +12.65%         +9.61%
 Class C (inception 3/4/04)                +3.39%         +15.37%       +12.66%         +9.58%
 Class R4 (inception 3/4/04)               +3.92%         +16.44%       +13.75%        +10.65%

With sales charge
 Class A (inception 3/4/04)                -2.12%          +9.57%       +11.33%         +8.57%
 Class B (inception 3/4/04)                -1.61%         +10.32%       +11.59%         +8.90%
 Class C (inception 3/4/04)                +2.39%         +14.37%       +12.66%         +9.58%

AT JUNE 30, 2007
                                                                                        SINCE
WITHOUT SALES CHARGE                      6 MONTHS*       1 YEAR        3 YEARS       INCEPTION
 Class A (inception 3/4/04)                +7.57%         +18.84%       +13.01%        +11.44%
 Class B (inception 3/4/04)                +7.12%         +18.01%       +12.15%        +10.57%
 Class C (inception 3/4/04)                +7.14%         +17.96%       +12.16%        +10.55%
 Class R4 (inception 3/4/04)               +7.64%         +19.02%       +13.25%        +11.62%

With sales charge
 Class A (inception 3/4/04)                +1.39%         +12.01%       +10.80%         +9.47%
 Class B (inception 3/4/04)                +2.12%         +13.01%       +11.08%         +9.85%
 Class C (inception 3/4/04)                +6.14%         +16.96%       +12.16%        +10.55%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                    NET FUND AND ACQUIRED FUND
                                          TOTAL FUND(A)       NET EXPENSES(A)          (UNDERLYING FUND)(B)
 Class A                                      0.49%                0.49%                      1.31%
 Class B                                      1.25%                1.25%                      2.07%
 Class C                                      1.25%                1.25%                      2.07%
 Class R4                                     0.37%                0.37%                      1.19%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C; and 0.37% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expenses, would have been 0.84% for all classes. The Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.33% for Class A; 2.09% for Class B; 2.09% for Class C; and 1.21% for Class R4.

--------------------------------------------------------------------------------

 18 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARIES

RiverSource Portfolio Builder Total Equity Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JULY 31, 2007
                                                                                        SINCE
WITHOUT SALES CHARGE                      6 MONTHS*       1 YEAR        3 YEARS       INCEPTION
 Class A (inception 3/4/04)                +4.12%         +18.28%       +15.34%        +11.67%
 Class B (inception 3/4/04)                +3.67%         +17.36%       +14.45%        +10.81%
 Class C (inception 3/4/04)                +3.68%         +17.37%       +14.45%        +10.81%
 Class R4 (inception 3/4/04)               +4.11%         +18.42%       +15.50%        +11.84%

With sales charge
 Class A (inception 3/4/04)                -1.86%         +11.47%       +13.08%         +9.74%
 Class B (inception 3/4/04)                -1.33%         +12.36%       +13.42%        +10.11%
 Class C (inception 3/4/04)                +2.68%         +16.37%       +14.45%        +10.81%

AT JUNE 30, 2007
                                                                                        SINCE
WITHOUT SALES CHARGE                      6 MONTHS*       1 YEAR        3 YEARS       INCEPTION
 Class A (inception 3/4/04)                +8.63%         +21.24%       +14.67%        +12.85%
 Class B (inception 3/4/04)                +8.29%         +20.42%       +13.82%        +11.99%
 Class C (inception 3/4/04)                +8.31%         +20.44%       +13.82%        +11.99%
 Class R4 (inception 3/4/04)               +8.77%         +21.47%       +14.86%        +13.05%

With sales charge
 Class A (inception 3/4/04)                +2.39%         +14.27%       +12.43%        +10.85%
 Class B (inception 3/4/04)                +3.29%         +15.42%       +12.78%        +11.29%
 Class C (inception 3/4/04)                +7.31%         +19.44%       +13.82%        +11.99%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                    NET FUND AND ACQUIRED FUND
                                          TOTAL FUND(A)       NET EXPENSES(A)          (UNDERLYING FUND)(B)
 Class A                                      0.49%                0.49%                      1.35%
 Class B                                      1.25%                1.25%                      2.11%
 Class C                                      1.25%                1.25%                      2.11%
 Class R4                                     0.37%                0.37%                      1.23%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C; and 0.37% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expenses, would have been 0.88% for all classes. The Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.37% for Class A; 2.13% for Class B; 2.13% for Class C; and 1.25% for Class R4.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  19

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

(DAVID M. JOY PHOTO)
David M. Joy,
Vice President
Capital Markets
Strategy
                Below, Portfolio Manager David Joy discusses the funds' results and positioning for the semiannual period ended July 31, 2007. Mr. Joy is also chairman of the RiverSource Capital Markets Committee.

                        Q:
                  How did the funds perform for the period?

                        A:
                  All six funds in the RiverSource Portfolio Builder Series outperformed their respective blended benchmarks for the six-month period ended July 31, 2007, as shown in the bar charts on pages 12-13. During the same time frame, the funds' domestic equity benchmark, the Russell 3000 Index, had a total return of 1.53%, while the funds' bond benchmark, the Lehman Brothers Aggregate Bond Index, returned 1.86%. The funds' international equity benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index, returned 8.73%, while the Citigroup 3-Month U.S. Treasury Bill Index returned 2.47% for the period.

Q: How is performance of each RiverSource Portfolio Builder Series fund measured?

A: Each fund has a Blended Index benchmark as described below. The Blended Index benchmarks were changed on April 1, 2007 to reflect an increased international allocation. For more information on the Blended Index for each fund, please see the "Performance Summaries" on pages 12 and 13.

   - RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND -- 70% Lehman Brothers Aggregate Bond Index, 14% Russell 3000 Index, 6% MSCI EAFE Index and 10% Citigroup 3-Month U.S. Treasury Bill Index.

   - RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND -- 60% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Index, 10% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index.

   - RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND -- 50% Lehman Brothers Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index.

   - RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND -- 35% Lehman Brothers Aggregate Bond Index, 46% Russell 3000 Index and 19% MSCI EAFE Index.

   - RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND -- 20% Lehman Brothers Aggregate Bond Index, 56% Russell 3000 Index and 24% MSCI EAFE Index.

   - RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND -- 70% Russell 3000 Index and 30% MSCI EAFE Index.

Q: What factors most significantly affected performance for the period?

A: During the semiannual period, several factors contributed positively to the funds' performance.

   - First, the funds had an overweight allocation to equities over fixed income, which helped performance. More specifically within equities, the funds' tilt toward growth stocks over value stocks contributed positively to performance, as growth outperformed value during the period.

   - Second, the funds had an overweight allocation to international equities. This allocation helped results when the U.S. dollar continued to weaken against other major currencies during the period. (As the value of the U.S. dollar decreases, the dollar value of foreign investments typically increases and vice versa.)

   - Lastly, the funds have been positioned for large-cap stocks to outperform small-cap stocks for several months, meaning that the funds have had a greater allocation to large-cap stocks. Although we were early in our belief that market leadership would change, our persistence finally paid off for the funds' when large-cap stocks outperformed small-cap stocks during the period.

   THE FUNDS' TILT TOWARD GROWTH STOCKS OVER VALUE STOCKS CONTRIBUTED POSITIVELY TO PERFORMANCE, AS GROWTH OUTPERFORMED VALUE DURING THE PERIOD.


--------------------------------------------------------------------------------

 20 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   Detracting from the funds' performance was an allocation to RiverSource Real Estate Fund. The real estate sector suffered during the period and detracted from performance. We had maintained a minimum allocation to the underlying Real Estate Fund during the period, which helped mitigate some of the detracting effects on performance.
   Within the fixed income portion of the funds' portfolios, the funds held a duration shorter than the Lehman Index benchmark during the first few months of the semiannual period. Duration is a measure of the funds' sensitivity to changes in interest rates. This positioning helped results when interest rates rose materially across the yield curve during the period. In response to higher interest rates, we lengthened the funds' duration to a neutral position vs. the Lehman Index toward the end of the period, believing interest rates would not migrate higher.
   Overall, positions in RiverSource Emerging Markets Fund, RiverSource International Small Cap Fund, RiverSource Aggressive Growth Fund, RiverSource International Aggressive Growth Fund and RiverSource Disciplined International Equity Fund contributed the most to the funds' performance. Positions in RiverSource Real Estate Fund and

   RiverSource Disciplined Small and Mid Cap Equity Fund detracted the most from the funds' results.

Q: What changes did you make to the funds' portfolios during the period?

A: During the period, we introduced an allocation to RiverSource Disciplined
   Large Cap Growth Fund, which is managed by the RiverSource Disciplined Equity and Asset Allocation Team. We reduced exposure to both the RiverSource Fundamental Growth Fund and the RiverSource Growth Fund to incorporate this newly launched fund.

   We increased the funds' exposure to mid-cap stocks, going from an underweight to a neutral weight vs. our target allocation for the funds. We also increased the funds' international exposure in April. The funds' neutral target allocation went from 20% to 30% and we continue to be overweight in international equities.

   Each of the six portfolios is constructed using a rigorous process implemented by the Fund Selection Committee. We allocate assets to multiple underlying RiverSource mutual funds to provide shareholders with diversification across asset classes, investment styles and portfolio management teams. As of July 31, 2007:

   - RiverSource Portfolio Builder Conservative Fund's portfolio targets include five fixed income funds, one money market fund, 24 equity funds and one alternative investment fund.

   - RiverSource Portfolio Builder Moderate Conservative Fund's portfolio targets include eight fixed income funds, one money market fund, 25 equity funds and one alternative investment fund.

   - RiverSource Portfolio Builder Moderate Fund's and RiverSource Portfolio Builder Moderate Aggressive Fund's portfolio targets each include six fixed income funds, one money market fund, 25 equity funds and one alternative investment fund.

   - RiverSource Portfolio Builder Aggressive Fund's portfolio targets include seven fixed income funds, one money market fund, 25 equity funds and one alternative investment fund.

   - RiverSource Portfolio Builder Total Equity Fund's portfolio targets include 25 equity funds, one money market fund and one alternative investment fund.

(NEWSLETTER IMAGE)
   THE CAPITAL MARKETS COMMITTEE
   MEMBERS:
   - DAVID M. JOY
     Vice President,
     Capital Markets Strategy

   - WILLIAM F. TRUSCOTT
     Chief Investment Officer
   - DAN LAUFENBERG
     Vice President and
     Chief U.S. Economist
   - OTHER SENIOR INVESTMENT
     PROFESSIONALS
   The group meets regularly to review U.S. and global economic and investment conditions, and discuss the relative attractiveness of equities and fixed income securities within various sectors, markets and countries. The consensus opinion of the Capital Markets Committee is published quarterly as the Capital Markets Outlook (shown above), which is available from your Ameriprise financial advisor or online at riversource.com/investments.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  21

QUESTIONS & ANSWERS

RIVERSOURCE PORTFOLIO BUILDER SERIES

HOW EACH FUND SEEKS FOUR LEVELS OF ASSET ALLOCATION AND DIVERSIFICATION

                                                          RIVERSOURCE PORTFOLIO BUILDER SERIES INVESTMENT PROCESS
          STEP 1
          ------------------------------------------------------------------------------------------------------------------------

            DISCIPLINED ASSET ALLOCATION

            Based on initial guidance from the Capital          EQUITY              FIXED INCOME           CASH       ALTERNATIVE
 ---->      Markets Committee, the Asset Allocation                                                                   INVESTMENTS
            Committee determines for each fund the
            allocation among the three primary asset
            classes.
          ------------------------------------------------------------------------------------------------------------------------

          STEP 2
          ------------------------------------------------------------------------------------------------------------------------

            DIVERSIFICATION AMONG INVESTMENT CATEGORIES   DOMESTIC              BOND FUNDS             MONEY MARKET   ABSOLUTE
                                                          EQUITY FUNDS          GOVERNMENT             FUNDS          RETURN FUNDS
            The Asset Allocation Committee determines     GROWTH                INVESTMENT GRADE                      CURRENCY
            allocation among the investment categories    VALUE                   CORPORATE                             AND INCOME
            in each asset class for each fund.            BLEND                 HIGH YIELD CORPORATE
                                                          LARGE CAP             GLOBAL
            o  For equity funds, this                     MID CAP
               includes diversification by                SMALL CAP
               style, market capitalization               REAL ESTATE
               and geography.
                                                          INTERNATIONAL FUNDS
            o  For fixed income funds, this               DEVELOPED MARKETS
               includes diversification by                EMERGING MARKETS
               sector, maturity, duration
               and credit quality.
          ------------------------------------------------------------------------------------------------------------------------

          STEP 3
          ------------------------------------------------------------------------------------------------------------------------

            DIVERSIFICATION AMONG UNDERLYING FUNDS                        RIVERSOURCE INVESTMENTS FAMILY OF FUNDS,
                                                                           WHICH INCLUDES MUTUAL FUNDS MANAGED BY
            The Fund Selection Committee then                             PROMINENT, INDEPENDENT INVESTMENT FIRMS.
            determines the underlying fund selections
            for each fund, based on factors that
            include:

            o  HISTORICAL PERFORMANCE

            o  RISK/RETURN CHARACTERISTICS

            o  MANAGER TENURE
          ------------------------------------------------------------------------------------------------------------------------

          STEP 4
          ------------------------------------------------------------------------------------------------------------------------

            PERIODIC REALLOCATION

            The Asset Allocation Committee and the Fund
 ----       Selection Committee meet at least quarterly
            to (re)position fund investments and
            consider allocation and selection
            determinations
          ------------------------------------------------------------------------------------------------------------------------

                                                                                           RESULT
                                                                            RIVERSOURCE PORTFOLIO BUILDER SERIES



--------------------------------------------------------------------------------

 22 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

 Q:How do you plan to manage the funds in the coming months?

A: We believe the problems in the subprime mortgage market and the widespread result of increased volatility in all the markets during the last weeks of the period did not come about because economic and market fundamentals deteriorated. In our view, the volatility sprung from the fear that even healthy companies and creditworthy borrowers would suffer a downturn because of an inability to fund their operations.

   Given sufficient time and liquidity, global credit markets should be able to work through the current backlog of debt issues hoping to be funded and investor confidence should be restored. For the short term, markets are likely to remain volatile. However, conditions are not at the stage of a credit crisis that impairs overall economic activity. It remains our expectation that investor confidence will ultimately be restored and that market volatility will subside along with it. In fact, it is our belief that the growth rate of the economy over the second half of the year will match that of the second quarter.

   In our view, equity market fundamentals remain attractive, albeit with a decidedly less friendly environment in which investors are clearly re-examining their appetites for risk. We expect modest earnings growth in the second half of the year. Inflationary pressure is also expected to firm. We feel it is prudent to modestly reduce our overweight on equities going forward and give more weight to bonds in all Portfolio Builder Series Funds.

   Within the funds' equity allocations, generally speaking, we favor high quality large-cap stocks over small- and mid-caps, with exposure to both economically sensitive and defensive sectors within the U.S. market. Outside the U.S., valuations remain attractive, profitability remains encouraging and takeover activity, especially in Europe, remains robust. As a result, we continue to overweight international markets over the U.S. market.

   Within the fixed income market, investors fled to the safety of Treasuries during the last month of the period, pushing yields lower across the yield curve. During this flight to quality, we raised the funds' exposure to bonds, maintaining the funds' focus on high quality.

TARGET ALLOCATIONS AS OF JULY 31, 2007

FUND                                                     EQUITY         FIXED INCOME         CASH         ALTERNATIVE INVESTMENTS
 RiverSource Portfolio Builder Conservative Fund          22%(*)             72%               5%                   1%
 RiverSource Portfolio Builder Moderate
   Conservative Fund                                      37%(*)             60%               2%                   1%
 RiverSource Portfolio Builder Moderate Fund              50%(*)             48%              --                    2%
 RiverSource Portfolio Builder Moderate
   Aggressive Fund                                        65%(*)             33%              --                    2%
 RiverSource Portfolio Builder Aggressive Fund            80%(*)             18%              --                    2%
 RiverSource Portfolio Builder Total Equity Fund          98%(*)             --               --                    2%

* Includes real estate.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  23

FUND EXPENSES EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (also referred to as "acquired funds") in which each Fund invests. Each Fund's estimated indirect expense from investing in the underlying funds is based on the Fund's pro rata portion of the cumulative expenses charged by the underlying funds using the underlying funds expense ratio as of the most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2007.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 24 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

RiverSource Portfolio Builder Conservative Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          FEB. 1, 2007          JULY 31, 2007         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $1,024.80               $2.11                    $5.22
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.71               $2.11                    $5.22
 Class B
   Actual(d)                                 $1,000               $1,019.90               $5.96                    $9.06
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,018.89               $5.96                    $9.06
 Class C
   Actual(d)                                 $1,000               $1,021.00               $5.91                    $9.02
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,018.94               $5.91                    $9.01
 Class R4*
   Actual(d)                                 $1,000               $1,024.40               $1.81                    $4.92
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.01               $1.81                    $4.92

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .42%                  .62%                  1.04%
 Class B                                                             1.19%                  .62%                  1.81%
 Class C                                                             1.18%                  .62%                  1.80%
 Class R4                                                             .36%                  .62%                   .98%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.70% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2007, the actual expenses paid would have been $5.62 for Class A, $9.47 for Class B, $9.42 for Class C and $5.32 for Class R4 and the hypothetical expenses paid would have been $5.62 for Class A, $9.46 for Class B, $9.41 for Class C and $5.32 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2007: +2.48% for Class A, +1.99% for Class B, +2.10% for Class C and +2.44% for Class R4.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  25

RiverSource Portfolio Builder Moderate Conservative Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          FEB. 1, 2007          JULY 31, 2007         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $1,028.20               $2.06                    $5.58
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.76               $2.06                    $5.57
 Class B
   Actual(d)                                 $1,000               $1,024.30               $5.87                    $9.39
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,018.99               $5.86                    $9.36
 Class C
   Actual(d)                                 $1,000               $1,024.40               $5.87                    $9.39
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,018.99               $5.86                    $9.36
 Class R4*
   Actual(d)                                 $1,000               $1,029.70               $1.61                    $5.13
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.21               $1.61                    $5.12

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .41%                  .70%                  1.11%
 Class B                                                             1.17%                  .70%                  1.87%
 Class C                                                             1.17%                  .70%                  1.87%
 Class R4                                                             .32%                  .70%                  1.02%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.75% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2007, the actual expenses paid would have been $5.83 for Class A, $9.64 for Class B, $9.64 for Class C and $5.38 for Class R4 and the hypothetical expenses paid would have been $5.82 for Class A, $9.61 for Class B, $9.61 for Class C and $5.37 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2007: +2.82% for Class A, +2.43% for Class B, +2.44% for Class C and +2.97% for Class R4.

--------------------------------------------------------------------------------

 26 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

RiverSource Portfolio Builder Moderate Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          FEB. 1, 2007          JULY 31, 2007         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $1,029.70               $2.06                    $5.89
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.76               $2.06                    $5.87
 Class B
   Actual(d)                                 $1,000               $1,025.90               $5.88                    $9.69
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,018.99               $5.86                    $9.66
 Class C
   Actual(d)                                 $1,000               $1,026.00               $5.83                    $9.64
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.04               $5.81                    $9.61
 Class R4*
   Actual(d)                                 $1,000               $1,029.90               $1.56                    $5.39
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.26               $1.56                    $5.37

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .41%                  .76%                  1.17%
 Class B                                                             1.17%                  .76%                  1.93%
 Class C                                                             1.16%                  .76%                  1.92%
 Class R4                                                             .31%                  .76%                  1.07%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.80% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2007, the actual expenses paid would have been $6.09 for Class A, $9.90 for Class B, $9.85 for Class C and $5.59 for Class R4 and the hypothetical expenses paid would have been $6.07 for Class A, $9.86 for Class B, $9.81 for Class C and $5.57 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2007: +2.97% for Class A, +2.59% for Class B, +2.60% for Class C and +2.99% for Class R4.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  27

RiverSource Portfolio Builder Moderate Aggressive Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          FEB. 1, 2007          JULY 31, 2007         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $1,035.50               $2.17                    $6.26
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.66               $2.16                    $6.22
 Class B
   Actual(d)                                 $1,000               $1,031.80               $5.99                   $10.08
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,018.89               $5.96                   $10.01
 Class C
   Actual(d)                                 $1,000               $1,031.10               $5.99                   $10.07
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,018.89               $5.96                   $10.01
 Class R4*
   Actual(d)                                 $1,000               $1,035.30               $1.72                    $5.80
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.11               $1.71                    $5.77

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .43%                  .81%                  1.24%
 Class B                                                             1.19%                  .81%                  2.00%
 Class C                                                             1.19%                  .81%                  2.00%
 Class R4                                                             .34%                  .81%                  1.15%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.83% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2007, the actual expenses paid would have been $6.36 for Class A, $10.18 for Class B, $10.17 for Class C and $5.90 for Class R4 and the hypothetical expenses paid would have been $6.32 for Class A, $10.11 for Class B, $10.11 for Class C and $5.87 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2007: +3.55% for Class A, +3.18% for Class B, +3.11% for Class C and +3.53% for Class R4.

--------------------------------------------------------------------------------

 28 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

RiverSource Portfolio Builder Aggressive Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          FEB. 1, 2007          JULY 31, 2007         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $1,038.50               $2.27                    $6.52
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.56               $2.26                    $6.47
 Class B
   Actual(d)                                 $1,000               $1,033.90               $6.10                   $10.34
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,018.79               $6.06                   $10.26
 Class C
   Actual(d)                                 $1,000               $1,033.90               $6.10                   $10.34
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,018.79               $6.06                   $10.26
 Class R4*
   Actual(d)                                 $1,000               $1,039.20               $1.77                    $6.02
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.06               $1.76                    $5.97

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .45%                  .84%                  1.29%
 Class B                                                             1.21%                  .84%                  2.05%
 Class C                                                             1.21%                  .84%                  2.05%
 Class R4                                                             .35%                  .84%                  1.19%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.86% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2007, the actual expenses paid would have been $6.62 for Class A, $10.44 for Class B, $10.44 for Class C and $6.12 for Class R4 and the hypothetical expenses paid would have been $6.57 for Class A, $10.36 for Class B, $10.36 for Class C and $6.07 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2007: +3.85 for Class A, +3.39% for Class B, +3.39% for Class C and +3.92% for Class R4.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  29

RiverSource Portfolio Builder Total Equity Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          FEB. 1, 2007          JULY 31, 2007         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $1,041.20               $2.28                    $6.73
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.56               $2.26                    $6.67
 Class B
   Actual(d)                                 $1,000               $1,036.70               $6.11                   $10.55
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,018.79               $6.06                   $10.46
 Class C
   Actual(d)                                 $1,000               $1,036.80               $6.11                   $10.55
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,018.79               $6.06                   $10.46
 Class R4*
   Actual(d)                                 $1,000               $1,041.10               $1.77                    $6.22
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.06               $1.76                    $6.17

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .45%                  .88%                  1.33%
 Class B                                                             1.21%                  .88%                  2.09%
 Class C                                                             1.21%                  .88%                  2.09%
 Class R4                                                             .35%                  .88%                  1.23%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.90% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2007, the actual expenses paid would have been $6.83 for Class A, $10.66 for Class B, $10.66 for Class C and $6.33 for Class R4 and the hypothetical expenses paid would have been $6.77 for Class A, $10.56 for Class B, $10.56 for Class C and $6.27 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2007: +4.12% for Class A, +3.67% for Class B, +3.68% for Class C and +4.11% for Class R4.

--------------------------------------------------------------------------------

 30 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Conservative Fund
JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (71.6%)(c)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (1.6%)
RiverSource Global Bond Fund                        300,625              $1,990,136
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (8.6%)
RiverSource Inflation Protected Securities
 Fund                                             1,138,587              11,032,908
-----------------------------------------------------------------------------------

INVESTMENT GRADE (61.4%)
RiverSource Core Bond Fund                        2,918,848              27,612,305
RiverSource Limited Duration Bond Fund            3,286,875              31,488,262
RiverSource Short Duration U.S. Government
 Fund                                             4,156,654              19,702,541
                                                                    ---------------
Total                                                                    78,803,108
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $92,508,480)                                                     $91,826,152
-----------------------------------------------------------------------------------

EQUITY FUNDS (22.0%)(c)
                                                  SHARES                   VALUE(A)
DIVIDEND INCOME (0.7%)
RiverSource Dividend Opportunity Fund               100,818                $937,611
-----------------------------------------------------------------------------------

INTERNATIONAL (7.2%)
RiverSource Disciplined International Equity
 Fund                                                80,632                 940,168
RiverSource International Aggressive Growth
 Fund                                               324,445               3,101,696
RiverSource International Equity Fund               118,458                 953,587
RiverSource International Opportunity Fund          140,973               1,522,514
RiverSource International Select Value Fund         199,220               2,332,865
RiverSource International Small Cap Fund             32,443                 316,965
                                                                    ---------------
Total                                                                     9,167,795
-----------------------------------------------------------------------------------

REAL ESTATE (0.9%)
RiverSource Real Estate Fund                         79,426               1,170,747
-----------------------------------------------------------------------------------

U.S. LARGE CAP (10.4%)
RiverSource Disciplined Equity Fund                 343,280               2,495,644
RiverSource Disciplined Large Cap Growth Fund        88,671(b)              871,640
RiverSource Diversified Equity Income Fund          111,365               1,530,149
RiverSource Fundamental Growth Fund                 318,838               2,196,793
RiverSource Fundamental Value Fund                  155,083               1,046,812
RiverSource Growth Fund                             109,184               3,662,048
RiverSource Large Cap Equity Fund                   136,717                 832,609

EQUITY FUNDS (CONTINUED)
                                                  SHARES                   VALUE(A)
U.S. LARGE CAP (CONT.)
RiverSource Large Cap Value Fund                     36,311                $208,786
RiverSource Value Fund                              102,223                 560,181
                                                                    ---------------
Total                                                                    13,404,662
-----------------------------------------------------------------------------------

U.S. MID CAP (1.9%)
RiverSource Aggressive Growth Fund                  112,543               1,134,437
RiverSource Mid Cap Growth Fund                      46,557(b)              566,139
RiverSource Mid Cap Value Fund                       34,614                 342,675
RiverSource Select Value Fund                        60,555                 342,742
                                                                    ---------------
Total                                                                     2,385,993
-----------------------------------------------------------------------------------

U.S. SMALL CAP (0.7%)
RiverSource Small Cap Growth Fund                   109,415                 583,180
RiverSource Small Cap Value Fund                     48,637                 299,115
                                                                    ---------------
Total                                                                       882,295
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         26,958                 257,990
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $26,335,657)                                                     $28,207,093
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (1.0%)(c)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                        121,735              $1,270,909
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,220,630)                                                       $1,270,909
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (5.4%)(c)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  6,875,091              $6,875,091
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $6,875,091)                                                       $6,875,091
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $126,939,858)(d)                                                $128,179,245
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

(d) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $126,940,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $2,006,000
Unrealized depreciation                                                (767,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $1,239,000
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  31

RiverSource Portfolio Builder Conservative Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 32 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Conservative Fund
JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (59.6%)(c)
                                                  SHARES                   VALUE(A)
FLOATING RATE (1.2%)
RiverSource Floating Rate Fund                      376,752              $3,654,491
-----------------------------------------------------------------------------------

GLOBAL BOND (5.0%)
RiverSource Global Bond Fund                      2,327,395              15,407,357
-----------------------------------------------------------------------------------

HIGH YIELD (1.2%)
RiverSource Income Opportunities Fund               366,303               3,663,034
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (8.2%)
RiverSource Inflation Protected Securities
 Fund                                             2,593,896              25,134,853
-----------------------------------------------------------------------------------

INVESTMENT GRADE (43.9%)
RiverSource Core Bond Fund                        4,016,553              37,996,589
RiverSource Diversified Bond Fund                 7,915,580              37,915,628
RiverSource Limited Duration Bond Fund            4,946,815              47,390,491
RiverSource Short Duration U.S. Government
 Fund                                             2,408,678              11,417,133
                                                                    ---------------
Total                                                                   134,719,841
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $184,499,160)                                                   $182,579,576
-----------------------------------------------------------------------------------

EQUITY FUNDS (36.9%)(c)
                                                  SHARES                   VALUE(A)
DIVIDEND INCOME (1.2%)
RiverSource Dividend Opportunity Fund               410,301              $3,815,797
-----------------------------------------------------------------------------------

INTERNATIONAL (12.2%)
RiverSource Disciplined International Equity
 Fund                                               307,848               3,589,503
RiverSource Emerging Markets Fund                   200,032               2,414,392
RiverSource International Aggressive Growth
 Fund                                             1,235,886              11,815,070
RiverSource International Equity Fund               451,680               3,636,027
RiverSource International Opportunity Fund          539,161               5,822,939
RiverSource International Select Value Fund         761,099               8,912,472
RiverSource International Small Cap Fund            122,873               1,200,468
                                                                    ---------------
Total                                                                    37,390,871
-----------------------------------------------------------------------------------

REAL ESTATE (0.9%)
RiverSource Real Estate Fund                        190,568               2,808,970
-----------------------------------------------------------------------------------

U.S. LARGE CAP (17.9%)
RiverSource Disciplined Equity Fund               1,391,675              10,117,474
RiverSource Disciplined Large Cap Growth Fund       358,466(b)            3,523,722
RiverSource Diversified Equity Income Fund          454,397               6,243,420
RiverSource Fundamental Growth Fund               1,296,579               8,933,430
RiverSource Fundamental Value Fund                  630,129               4,253,373

EQUITY FUNDS (CONTINUED)
                                                  SHARES                   VALUE(A)
U.S. LARGE CAP (CONT.)
RiverSource Growth Fund                             444,817             $14,919,158
RiverSource Large Cap Equity Fund                   557,771               3,396,823
RiverSource Large Cap Value Fund                    148,631                 854,630
RiverSource Value Fund                              414,234               2,270,003
                                                                    ---------------
Total                                                                    54,512,033
-----------------------------------------------------------------------------------

U.S. MID CAP (3.2%)
RiverSource Aggressive Growth Fund                  457,698               4,613,594
RiverSource Mid Cap Growth Fund                     188,452(b)            2,291,578
RiverSource Mid Cap Value Fund                      142,289               1,408,666
RiverSource Select Value Fund                       249,030               1,409,508
                                                                    ---------------
Total                                                                     9,723,346
-----------------------------------------------------------------------------------

U.S. SMALL CAP (1.2%)
RiverSource Small Cap Growth Fund                   446,539               2,380,052
RiverSource Small Cap Value Fund                    196,050               1,205,708
                                                                    ---------------
Total                                                                     3,585,760
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.3%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        111,717               1,069,135
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $103,440,089)                                                   $112,905,912
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (1.0%)(c)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                        292,002              $3,048,496
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $2,928,493)                                                       $3,048,496
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (2.5%)(c)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  7,584,815              $7,584,815
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $7,584,815)                                                       $7,584,815
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $298,452,557)(d)                                                $306,118,799
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

(d) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $298,453,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $9,942,000
Unrealized depreciation                                              (2,276,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $7,666,000
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  33

RiverSource Portfolio Builder Moderate Conservative Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 34 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Fund
JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (49.9%)(c)
                                                  SHARES                   VALUE(A)
DIVIDEND INCOME (1.7%)
RiverSource Dividend Opportunity Fund             1,637,469             $15,228,459
-----------------------------------------------------------------------------------

INTERNATIONAL (16.3%)
RiverSource Disciplined International Equity
 Fund                                             1,225,600              14,290,493
RiverSource Emerging Markets Fund                   795,216               9,598,257
RiverSource International Aggressive Growth
 Fund                                             4,918,847              47,024,176
RiverSource International Equity Fund             1,799,014              14,482,067
RiverSource International Opportunity Fund        2,149,238              23,211,769
RiverSource International Select Value Fund       3,027,680              35,454,130
RiverSource International Small Cap Fund            492,894               4,815,578
                                                                    ---------------
Total                                                                   148,876,470
-----------------------------------------------------------------------------------

REAL ESTATE (1.8%)
RiverSource Real Estate Fund                      1,141,445              16,824,896
-----------------------------------------------------------------------------------

U.S. LARGE CAP (23.8%)
RiverSource Disciplined Equity Fund               5,544,919              40,311,560
RiverSource Disciplined Large Cap Growth Fund     1,420,458(b)           13,963,100
RiverSource Diversified Equity Income Fund        1,805,830              24,812,100
RiverSource Fundamental Growth Fund               5,160,100              35,553,092
RiverSource Fundamental Value Fund                2,516,154              16,984,037
RiverSource Growth Fund                           1,769,280              59,341,664
RiverSource Large Cap Equity Fund                 2,226,939              13,562,059
RiverSource Large Cap Value Fund                    583,402               3,354,559
RiverSource Value Fund                            1,649,022               9,036,640
                                                                    ---------------
Total                                                                   216,918,811
-----------------------------------------------------------------------------------

U.S. MID CAP (4.2%)
RiverSource Aggressive Growth Fund                1,822,802              18,373,845
RiverSource Mid Cap Growth Fund                     749,726(b)            9,116,663
RiverSource Mid Cap Value Fund                      559,374               5,537,800
RiverSource Select Value Fund                       979,049               5,541,416
                                                                    ---------------
Total                                                                    38,569,724
-----------------------------------------------------------------------------------

U.S. SMALL CAP (1.6%)
RiverSource Small Cap Growth Fund                 1,771,914               9,444,303
RiverSource Small Cap Value Fund                    782,846               4,814,501
                                                                    ---------------
Total                                                                    14,258,804
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.5%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        448,967               4,296,613
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $417,039,894)                                                   $454,973,777
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (48.1%)(c)
                                                  SHARES                   VALUE(A)
FLOATING RATE (0.3%)
RiverSource Floating Rate Fund                      321,224              $3,115,874
-----------------------------------------------------------------------------------

GLOBAL BOND (4.9%)
RiverSource Global Bond Fund                      6,740,646              44,623,080
-----------------------------------------------------------------------------------

HIGH YIELD (5.6%)
RiverSource Income Opportunities Fund             5,090,468              50,904,684
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (10.3%)
RiverSource Inflation Protected Securities
 Fund                                             9,665,071              93,654,539
-----------------------------------------------------------------------------------

INVESTMENT GRADE (27.0%)
RiverSource Core Bond Fund                       10,795,178             102,122,386
RiverSource Diversified Bond Fund                30,201,038             144,662,972
                                                                    ---------------
Total                                                                   246,785,358
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $443,257,359)                                                   $439,083,535
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.0%)(c)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                      1,749,197             $18,261,621
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $17,556,989)                                                     $18,261,621
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(c)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                         30                     $30
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $30)                                                                     $30
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $877,854,272)(d)                                                $912,318,963
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

(d) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $877,854,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $40,339,000
Unrealized depreciation                                               (5,874,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $34,465,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  35

RiverSource Portfolio Builder Moderate Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 36 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Aggressive Fund
JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (64.8%)(c)
                                                  SHARES                   VALUE(A)
DIVIDEND INCOME (2.2%)
RiverSource Dividend Opportunity Fund             2,626,045             $24,422,221
-----------------------------------------------------------------------------------

INTERNATIONAL (21.4%)
RiverSource Disciplined International Equity
 Fund                                             1,961,875              22,875,466
RiverSource Emerging Markets Fund                 1,274,288              15,380,659
RiverSource International Aggressive Growth
 Fund                                             7,891,908              75,446,640
RiverSource International Equity Fund             2,879,071              23,176,520
RiverSource International Opportunity Fund        3,446,601              37,223,289
RiverSource International Select Value Fund       4,857,485              56,881,147
RiverSource International Small Cap Fund            782,599               7,645,989
                                                                    ---------------
Total                                                                   238,629,710
-----------------------------------------------------------------------------------

REAL ESTATE (1.8%)
RiverSource Real Estate Fund                      1,399,126              20,623,117
-----------------------------------------------------------------------------------

U.S. LARGE CAP (31.1%)
RiverSource Disciplined Equity Fund               8,892,202              64,646,309
RiverSource Disciplined Large Cap Growth Fund     2,279,888(b)           22,411,298
RiverSource Diversified Equity Income Fund        2,902,041              39,874,037
RiverSource Fundamental Growth Fund               8,281,972              57,062,790
RiverSource Fundamental Value Fund                4,032,900              27,222,077
RiverSource Growth Fund                           2,842,515              95,337,966
RiverSource Large Cap Equity Fund                 3,556,982              21,662,021
RiverSource Large Cap Value Fund                    941,313               5,412,551
RiverSource Value Fund                            2,641,932              14,477,788
                                                                    ---------------
Total                                                                   348,106,837
-----------------------------------------------------------------------------------

U.S. MID CAP (5.6%)
RiverSource Aggressive Growth Fund                2,925,848              29,492,551
RiverSource Mid Cap Growth Fund                   1,202,518(b)           14,622,613
RiverSource Mid Cap Value Fund                      903,169               8,941,377
RiverSource Select Value Fund                     1,581,188               8,949,523
                                                                    ---------------
Total                                                                    62,006,064
-----------------------------------------------------------------------------------

U.S. SMALL CAP (2.1%)
RiverSource Small Cap Growth Fund                 2,847,951              15,179,580
RiverSource Small Cap Value Fund                  1,251,305               7,695,528
                                                                    ---------------
Total                                                                    22,875,108
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.6%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        712,400               6,817,669
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $659,495,924)                                                   $723,480,726
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (33.2%)(c)
                                                  SHARES                   VALUE(A)
FLOATING RATE (0.4%)
RiverSource Floating Rate Fund                      422,475              $4,098,010
-----------------------------------------------------------------------------------

GLOBAL BOND (5.0%)
RiverSource Global Bond Fund                      8,464,651              56,035,992
-----------------------------------------------------------------------------------

HIGH YIELD (1.9%)
RiverSource Income Opportunities Fund             2,135,402              21,354,022
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (10.0%)
RiverSource Inflation Protected Securities
 Fund                                            11,465,055             111,096,387
-----------------------------------------------------------------------------------

INVESTMENT GRADE (15.9%)
RiverSource Core Bond Fund                        7,233,731              68,431,095
RiverSource Diversified Bond Fund                22,741,763             108,933,043
                                                                    ---------------
Total                                                                   177,364,138
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $370,855,569)                                                   $369,948,549
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.0%)(c)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                      2,144,889             $22,392,639
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $21,504,018)                                                     $22,392,639
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(c)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                         26                     $26
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $26)                                                                     $26
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,051,855,537)(d)                                            $1,115,821,940
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

(d) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $1,051,856,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $68,099,000
Unrealized depreciation                                               (4,133,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $63,966,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  37

RiverSource Portfolio Builder Moderate Aggressive Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 38 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Aggressive Fund
JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (80.1%)(c)
                                                  SHARES                   VALUE(A)
DIVIDEND INCOME (2.7%)
RiverSource Dividend Opportunity Fund             1,621,187             $15,077,041
-----------------------------------------------------------------------------------

INTERNATIONAL (26.5%)
RiverSource Disciplined International Equity
 Fund                                             1,209,574              14,103,630
RiverSource Emerging Markets Fund                   790,286               9,538,754
RiverSource International Aggressive Growth
 Fund                                             4,866,186              46,520,735
RiverSource International Equity Fund             1,774,542              14,285,066
RiverSource International Opportunity Fund        2,127,223              22,974,003
RiverSource International Select Value Fund       2,999,033              35,118,673
RiverSource International Small Cap Fund            485,200               4,740,403
                                                                    ---------------
Total                                                                   147,281,264
-----------------------------------------------------------------------------------

REAL ESTATE (1.9%)
RiverSource Real Estate Fund                        698,960              10,302,676
-----------------------------------------------------------------------------------

U.S. LARGE CAP (38.8%)
RiverSource Disciplined Equity Fund               5,497,210              39,964,717
RiverSource Disciplined Large Cap Growth Fund     1,414,943(b)           13,908,890
RiverSource Diversified Equity Income Fund        1,794,583              24,657,576
RiverSource Fundamental Growth Fund               5,113,347              35,230,962
RiverSource Fundamental Value Fund                2,496,719              16,852,850
RiverSource Growth Fund                           1,752,661              58,784,263
RiverSource Large Cap Equity Fund                 2,199,000              13,391,913
RiverSource Large Cap Value Fund                    573,871               3,299,759
RiverSource Value Fund                            1,639,484               8,984,372
                                                                    ---------------
Total                                                                   215,075,302
-----------------------------------------------------------------------------------

U.S. MID CAP (6.9%)
RiverSource Aggressive Growth Fund                1,806,423              18,208,748
RiverSource Mid Cap Growth Fund                     746,379(b)            9,075,963
RiverSource Mid Cap Value Fund                      554,673               5,491,267
RiverSource Select Value Fund                       971,058               5,496,190
                                                                    ---------------
Total                                                                    38,272,168
-----------------------------------------------------------------------------------

U.S. SMALL CAP (2.5%)
RiverSource Small Cap Growth Fund                 1,760,526               9,383,605
RiverSource Small Cap Value Fund                    770,830               4,740,607
                                                                    ---------------
Total                                                                    14,124,212
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        442,140               4,231,281
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $404,008,706)                                                   $444,363,944
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (17.9%)(c)
                                                  SHARES                   VALUE(A)
FLOATING RATE (0.3%)
RiverSource Floating Rate Fund                      191,100              $1,853,666
-----------------------------------------------------------------------------------

GLOBAL BOND (0.6%)
RiverSource Global Bond Fund                        462,118               3,059,219
-----------------------------------------------------------------------------------

HIGH YIELD (1.7%)
RiverSource Income Opportunities Fund               957,549               9,575,490
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.4%)
RiverSource Inflation Protected Securities
 Fund                                             3,113,840              30,173,112
-----------------------------------------------------------------------------------

INVESTMENT GRADE (9.9%)
RiverSource Core Bond Fund                        2,411,591              22,813,648
RiverSource Diversified Bond Fund                 6,617,217              31,696,468
                                                                    ---------------
Total                                                                    54,510,116
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $98,924,157)                                                     $99,171,603
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.0%)(c)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                      1,071,909             $11,190,734
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $10,749,645)                                                     $11,190,734
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(c)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                         27                     $27
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $27)                                                                     $27
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $513,682,535)(d)                                                $554,726,308
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

(d) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $513,683,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $42,815,000
Unrealized depreciation                                               (1,772,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $41,043,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  39

RiverSource Portfolio Builder Aggressive Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 40 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Total Equity Fund
JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (98.0%)(c)
                                                  SHARES                   VALUE(A)
DIVIDEND INCOME (3.3%)
RiverSource Dividend Opportunity Fund             1,828,878             $17,008,569
-----------------------------------------------------------------------------------

INTERNATIONAL (32.6%)
RiverSource Disciplined International Equity
 Fund                                             1,364,455              15,909,544
RiverSource Emerging Markets Fund                   886,837              10,704,128
RiverSource International Aggressive Growth
 Fund                                             5,482,623              52,413,874
RiverSource International Equity Fund             2,000,798              16,106,421
RiverSource International Opportunity Fund        2,393,876              25,853,863
RiverSource International Select Value Fund       3,376,291              39,536,370
RiverSource International Small Cap Fund            544,561               5,320,362
                                                                    ---------------
Total                                                                   165,844,562
-----------------------------------------------------------------------------------

REAL ESTATE (1.9%)
RiverSource Real Estate Fund                        646,381               9,527,653
-----------------------------------------------------------------------------------

U.S. LARGE CAP (47.7%)
RiverSource Disciplined Equity Fund               6,191,077              45,009,133
RiverSource Disciplined Large Cap Growth Fund     1,594,268(b)           15,671,658
RiverSource Diversified Equity Income Fund        2,020,440              27,760,851
RiverSource Fundamental Growth Fund               5,762,090              39,700,800
RiverSource Fundamental Value Fund                2,810,605              18,971,582
RiverSource Growth Fund                           1,974,355              66,219,863
RiverSource Large Cap Equity Fund                 2,480,638              15,107,087
RiverSource Large Cap Value Fund                    650,251               3,738,946
RiverSource Value Fund                            1,841,380              10,090,760
                                                                    ---------------
Total                                                                   242,270,680
-----------------------------------------------------------------------------------

U.S. MID CAP (8.5%)
RiverSource Aggressive Growth Fund                2,032,339              20,485,973
RiverSource Mid Cap Growth Fund                     838,480(b)           10,195,913
RiverSource Mid Cap Value Fund                      626,217               6,199,546
RiverSource Select Value Fund                     1,096,414               6,205,706
                                                                    ---------------
Total                                                                    43,087,138
-----------------------------------------------------------------------------------

U.S. SMALL CAP (3.1%)
RiverSource Small Cap Growth Fund                 1,979,751              10,552,072
RiverSource Small Cap Value Fund                    868,052               5,338,518
                                                                    ---------------
Total                                                                    15,890,590
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        496,824               4,754,605
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $454,177,934)                                                   $498,383,797
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.0%)(c)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                        987,884             $10,313,506
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $9,915,471)                                                      $10,313,506
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(c)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                         19                     $19
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $19)                                                                     $19
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $464,093,424)(d)                                                $508,697,322
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

(d) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $464,093,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $46,198,000
Unrealized depreciation                                               (1,594,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $44,604,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  41

RiverSource Portfolio Builder Total Equity Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 42 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                         RIVERSOURCE
                                                               RIVERSOURCE            PORTFOLIO BUILDER            RIVERSOURCE
                                                            PORTFOLIO BUILDER             MODERATE              PORTFOLIO BUILDER
                                                              CONSERVATIVE              CONSERVATIVE                MODERATE
JULY 31, 2007 (UNAUDITED)                                         FUND                      FUND                      FUND
ASSETS
Investments in affiliated funds, at value (Note 1)
   (identified cost $126,939,858, $298,452,557,
   and $877,854,272, respectively)                            $128,179,245              $306,118,799              $912,318,963
Cash in bank on demand deposit                                           1                         2                         5
Capital shares receivable                                           67,931                   316,511                   726,969
Dividends receivable                                                83,281                   155,894                   382,164
Receivable for investments sold                                    262,593                    68,575                   685,660
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   128,593,051               306,659,781               914,113,761
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                             347,294                   163,819                   361,004
Payable for investments purchased                                       --                        --                 1,424,858
Accrued distribution fee                                             1,684                     3,807                    10,735
Accrued transfer agency fee                                            382                       898                     2,957
Accrued administrative services fee                                     70                       168                       501
Accrued plan administration services fee                                --                        --                         1
Other accrued expenses                                              22,124                   161,294                    47,782
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  371,554                   329,986                 1,847,838
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock            $128,221,497              $306,329,795              $912,265,923
=================================================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                      $    121,690              $    277,631              $    787,369
Additional paid-in capital                                     123,350,426               287,184,048               838,566,326
Undistributed (excess of distributions over) net
   investment income                                               454,139                   744,204                 1,812,008
Accumulated net realized gain (loss)                             3,055,855                10,457,670                36,635,529
Unrealized appreciation (depreciation) on investments            1,239,387                 7,666,242                34,464,691
---------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                              $128,221,497              $306,329,795              $912,265,923
=================================================================================================================================

Net assets applicable to outstanding shares:         Class A                   $ 89,037,998              $223,282,330
                                                     Class B                   $ 33,631,622              $ 69,014,181
                                                     Class C                   $  5,527,702              $ 14,004,332
                                                     Class R4                  $     24,175              $     28,952
Outstanding shares of capital stock:                 Class A shares               8,442,914                20,220,080
                                                     Class B shares               3,198,572                 6,268,824
                                                     Class C shares                 525,190                 1,271,580
                                                     Class R4 shares                  2,313                     2,633
Net asset value per share                            Class A(1)                $      10.55              $      11.04
                                                     Class B                   $      10.51              $      11.01
                                                     Class C                   $      10.53              $      11.01
                                                     Class R4                  $      10.45              $      11.00
------------------------------------------------------------------------------------------------------------------------

Net assets applicable to outstanding shares:           $694,494,988
                                                       $185,831,455
                                                       $ 31,861,721
                                                       $     77,759
Outstanding shares of capital stock:                     59,882,219
                                                         16,091,242
                                                          2,756,718
                                                              6,713
Net asset value per share                              $      11.60
                                                       $      11.55
                                                       $      11.56
                                                       $      11.58
-------------------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource Portfolio Builder Conservative Fund is $11.08, for RiverSource Portfolio Builder Moderate Conservative Fund is $11.59 and for RiverSource Portfolio Builder Moderate Fund is $12.31. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund, respectively, and 5.75% for RiverSource Portfolio Builder Moderate Fund.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  43

STATEMENTS OF ASSETS AND LIABILITIES

                                                               RIVERSOURCE
                                                            PORTFOLIO BUILDER            RIVERSOURCE               RIVERSOURCE
                                                                MODERATE              PORTFOLIO BUILDER         PORTFOLIO BUILDER
                                                               AGGRESSIVE                AGGRESSIVE               TOTAL EQUITY
JULY 31, 2007 (UNAUDITED)                                         FUND                      FUND                      FUND
ASSETS
Investments in affiliated funds, at value (Note 1)
   (identified cost $1,051,855,537, $513,682,535 and
   $464,093,424, respectively)                               $1,115,821,940             $554,726,308              $508,697,322
Capital shares receivable                                         1,008,907                  579,486                   323,024
Dividends receivable                                                309,667                   95,186                        --
Receivable for investments sold                                     903,650                  410,690                    80,844
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,118,044,164              555,811,670               509,101,190
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                        35                       --                        --
Capital shares payable                                              381,092                  184,098                   323,529
Payable for investments purchased                                 1,698,584                  614,777                        --
Accrued distribution fee                                             12,423                    6,127                     5,624
Accrued transfer agency fee                                           4,422                    2,444                     2,250
Accrued administrative services fee                                     614                      306                       281
Accrued plan administrative services fee                                  5                        1                         1
Other accrued expenses                                               71,651                   42,281                    22,811
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,168,826                  850,034                   354,496
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock           $1,115,875,338             $554,961,636              $508,746,694
=================================================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                     $      923,805             $    439,083              $    388,457
Additional paid-in capital                                      994,130,949              478,775,802               432,894,646
Undistributed (excess of distributions over) net
   investment income                                              1,256,154                1,584,672                  (526,018)
Accumulated net realized gain (loss)                             55,598,027               33,118,306                31,385,711
Unrealized appreciation (depreciation) on investments            63,966,403               41,043,773                44,603,898
---------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                             $1,115,875,338             $554,961,636              $508,746,694
=================================================================================================================================

Net assets applicable to outstanding shares:         Class A                  $  884,747,769             $443,277,456
                                                     Class B                  $  199,178,434             $ 96,977,409
                                                     Class C                  $   31,248,274             $ 14,627,038
                                                     Class R4                 $      700,861             $     79,733
Outstanding shares of capital stock:                 Class A shares               73,181,529               34,988,436
                                                     Class B shares               16,544,310                7,742,872
                                                     Class C shares                2,596,759                1,170,741
                                                     Class R4 shares                  57,914                    6,275
Net asset value per share                            Class A(1)               $        12.09             $      12.67
                                                     Class B                  $        12.04             $      12.52
                                                     Class C                  $        12.03             $      12.49
                                                     Class R4                 $        12.10             $      12.71
------------------------------------------------------------------------------------------------------------------------

Net assets applicable to outstanding shares:           $406,381,509
                                                       $ 88,640,293
                                                       $ 13,540,849
                                                       $    184,043
Outstanding shares of capital stock:                     30,956,146
                                                          6,829,805
                                                          1,045,768
                                                             13,972
Net asset value per share                              $      13.13
                                                       $      12.98
                                                       $      12.95
                                                       $      13.17
------------------------------------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource Portfolio Builder Moderate Aggressive Fund is $12.83, for RiverSource Portfolio Builder Aggressive Fund is $13.44 and for RiverSource Portfolio Builder Total Equity Fund is $13.93. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund and for RiverSource Portfolio Builder Total Equity Fund, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 44 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                                         RIVERSOURCE
                                                               RIVERSOURCE            PORTFOLIO BUILDER            RIVERSOURCE
                                                            PORTFOLIO BUILDER             MODERATE              PORTFOLIO BUILDER
                                                              CONSERVATIVE              CONSERVATIVE                MODERATE
SIX MONTHS ENDED JULY 31, 2007 (UNAUDITED)                        FUND                      FUND                      FUND
INVESTMENT INCOME
Income:
Income distributions from underlying affiliated funds          $2,177,226                $4,086,428                $10,108,881
---------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Distribution fee
   Class A                                                        106,208                   261,081                    803,507
   Class B                                                        180,110                   365,640                    993,918
   Class C                                                         27,553                    67,916                    146,838
Transfer agency fee
   Class A                                                         45,072                   109,437                    371,486
   Class B                                                         20,099                    40,384                    121,638
   Class C                                                          3,022                     7,345                     17,585
   Class R4                                                             6                         7                         20
Administrative services fees and expenses                          12,652                    29,560                     87,103
Plan administration services fee -- Class R4                           30                        36                         96
Custodian fees                                                        498                       207                         --
Printing and postage                                                3,690                    22,820                     56,125
Registration fees                                                  17,940                    20,930                     34,094
Audit fees                                                          7,983                    10,140                      9,790
Other                                                               1,248                       390                         80
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                    426,111                   935,893                  2,642,280
   Expenses waived/reimbursed by the Investment Manager
      and its affiliates (Note 2)                                      --                        (6)                       (13)
---------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                426,111                   935,887                  2,642,267
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 1,751,115                 3,150,541                  7,466,614
---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying affiliated
   funds (Note 3)                                               1,762,136                 5,371,058                 18,118,946
Net change in unrealized appreciation (depreciation) on
   investments                                                   (600,835)                 (516,498)                (1,713,716)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  1,161,301                 4,854,560                 16,405,230
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  $2,912,416                $8,005,101                $23,871,844
=================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  45

STATEMENTS OF OPERATIONS

                                                               RIVERSOURCE
                                                            PORTFOLIO BUILDER            RIVERSOURCE               RIVERSOURCE
                                                                MODERATE              PORTFOLIO BUILDER         PORTFOLIO BUILDER
                                                               AGGRESSIVE                AGGRESSIVE               TOTAL EQUITY
SIX MONTHS ENDED JULY 31, 2007 (UNAUDITED)                        FUND                      FUND                      FUND
INVESTMENT INCOME
Income:
Income distributions from underlying affiliated funds          $ 8,452,218               $ 2,720,026               $   746,686
---------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Distribution fee
   Class A                                                       1,053,268                   528,476                   485,642
   Class B                                                       1,055,917                   512,412                   476,193
   Class C                                                         143,620                    67,668                    64,360
Transfer agency fee
   Class A                                                         593,326                   331,700                   303,248
   Class B                                                         157,177                    84,936                    78,664
   Class C                                                          20,901                    10,960                    10,365
   Class R4                                                            167                        20                        49
Administrative services fees and expenses                          108,319                    53,888                    49,682
Plan administrative services fees -- Class R4                          835                        98                       243
Custodian fees                                                         289                       161                       294
Printing and postage                                                68,930                    36,120                    32,123
Registration fees                                                   32,875                    25,564                    22,672
Audit fees                                                           8,660                    11,215                     6,411
Other                                                                   90                       903                     3,780
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                   3,244,374                 1,664,121                 1,533,726
   Expenses waived/reimbursed by the Investment Manager
      and its affiliates (Note 2)                                       (1)                       --                        --
---------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                               3,244,373                 1,664,121                 1,533,726
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  5,207,845                 1,055,905                  (787,040)
---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying affiliated
   funds (Note 3)                                               26,444,654                15,323,437                13,345,653
Net change in unrealized appreciation (depreciation) on
   investments                                                   4,515,842                 3,075,633                 6,644,314
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  30,960,496                18,399,070                19,989,967
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  $36,168,341               $19,454,975               $19,202,927
=================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 46 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   RIVERSOURCE                                       RIVERSOURCE
                                       PORTFOLIO BUILDER CONSERVATIVE FUND           PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
                                      SIX MONTHS ENDED         JAN. 31, 2007          SIX MONTHS ENDED            JAN. 31, 2007
                                       JULY 31, 2007            YEAR ENDED              JULY 31, 2007               YEAR ENDED
                                        (UNAUDITED)                                      (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net         $  1,751,115           $  3,660,292             $  3,150,541               $  6,955,961
Net realized gain (loss) on
   investments                             1,762,136              2,397,127                5,371,058                 10,002,544
Net change in unrealized
   appreciation (depreciation) on
   investments                              (600,835)               507,078                 (516,498)                 2,096,321
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations        2,912,416              6,564,497                8,005,101                 19,054,826
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                             (1,112,852)            (2,931,166)              (2,180,016)                (6,544,165)
      Class B                               (335,340)            (1,066,953)                (494,370)                (2,006,021)
      Class C                                (51,919)              (161,711)                 (92,182)                  (352,743)
      Class R4                                  (325)                  (909)                    (314)                    (1,045)
   Net realized gain
      Class A                                     --             (1,002,152)                      --                 (4,066,268)
      Class B                                     --               (432,145)                      --                 (1,497,518)
      Class C                                     --                (65,455)                      --                   (268,454)
      Class R4                                    --                   (290)                      --                       (598)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (1,500,436)            (5,660,781)              (2,766,882)               (14,736,812)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                22,981,954             40,340,620               44,013,521                 77,556,420
   Class B shares                          6,700,595             15,124,864               13,031,739                 27,632,101
   Class C shares                          1,150,300              1,906,426                2,620,830                  5,520,842
Reinvestment of distributions at net
   asset value
   Class A shares                          1,064,118              3,766,862                2,099,429                 10,262,427
   Class B shares                            322,452              1,440,020                  475,256                  3,374,881
   Class C shares                             48,012                216,745                   87,177                    596,335
   Class R4 shares                               185                    666                      194                        997
Payments for redemptions
   Class A shares                        (18,600,653)           (34,855,783)             (24,288,504)               (42,522,290)
   Class B shares (Note 2)                (9,779,908)           (16,774,307)             (16,896,180)               (26,587,985)
   Class C shares (Note 2)                  (941,510)            (3,308,367)              (1,934,363)                (3,835,903)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   from capital share transactions         2,945,545              7,857,746               19,209,099                 51,997,825
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
   assets                                  4,357,525              8,761,462               24,447,318                 56,315,839
Net assets at beginning of period        123,863,972            115,102,510              281,882,477                225,566,638
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $128,221,497           $123,863,972             $306,329,795               $281,882,477
=================================================================================================================================
Undistributed net investment income     $    454,139           $    203,460             $    744,204               $    360,545
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  47

STATEMENTS OF CHANGES IN NET ASSETS

                                                    RIVERSOURCE                                       RIVERSOURCE
                                          PORTFOLIO BUILDER MODERATE FUND             PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
                                       SIX MONTHS ENDED         JAN. 31, 2007          SIX MONTHS ENDED           JAN. 31, 2007
                                        JULY 31, 2007            YEAR ENDED             JULY 31, 2007               YEAR ENDED
                                         (UNAUDITED)                                     (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net          $  7,466,614           $  16,932,210           $    5,207,845            $   15,779,557
Net realized gain (loss) on
   investments                             18,118,946              36,086,477               26,444,654                56,708,728
Net change in unrealized appreciation
   (depreciation) on investments           (1,713,716)             12,237,068                4,515,842                18,650,178
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations               23,871,844              65,255,755               36,168,341                91,138,463
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                              (5,381,892)            (18,771,764)              (3,969,244)              (23,037,107)
      Class B                                (927,461)             (4,952,915)                (204,849)               (4,664,835)
      Class C                                (139,063)               (681,486)                 (33,145)                 (573,513)
      Class R4                                   (629)                 (3,196)                  (3,725)                  (10,913)
   Net realized gain
      Class A                                      --             (15,478,355)                      --               (24,804,665)
      Class B                                      --              (4,893,514)                      --                (6,264,701)
      Class C                                      --                (695,987)                      --                  (783,357)
      Class R4                                     --                  (2,919)                      --                   (10,648)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                        (6,449,045)            (45,480,136)              (4,210,963)              (60,149,739)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                147,146,471             243,111,397              143,421,433               298,191,225
   Class B shares                          37,284,942              73,163,841               31,968,981                74,251,004
   Class C shares                           6,967,582              12,037,386                7,577,160                11,886,968
   Class R4 shares                              7,008                  69,646                  367,144                   438,045
Reinvestment of distributions at net
   asset value
   Class A shares                           5,253,535              33,504,180                3,896,110                47,125,956
   Class B shares                             907,387               9,657,302                  201,975                10,798,626
   Class C shares                             132,184               1,318,731                   31,444                 1,312,486
   Class R4 shares                                531                   5,382                    3,660                    20,772
Payments for redemptions
   Class A shares                         (70,283,960)           (101,957,239)             (87,848,592)             (119,335,215)
   Class B shares (Note 2)                (45,788,946)            (51,495,241)             (42,190,648)              (42,133,528)
   Class C shares (Note 2)                 (2,982,809)             (5,058,269)              (2,775,442)               (3,638,157)
   Class R4 shares                            (42,961)                     --                  (30,156)                 (207,360)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   from capital share transactions         78,600,964             214,357,116               54,623,069               278,710,822
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
   assets                                  96,023,763             234,132,735               86,580,447               309,699,546
Net assets at beginning of period         816,242,160             582,109,425            1,029,294,891               719,595,345
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $912,265,923           $ 816,242,160           $1,115,875,338            $1,029,294,891
=================================================================================================================================
Undistributed net investment income      $  1,812,008           $     794,439           $    1,256,154            $      259,272
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 48 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    RIVERSOURCE                           RIVERSOURCE
                                                         PORTFOLIO BUILDER AGGRESSIVE FUND    PORTFOLIO BUILDER TOTAL EQUITY FUND
                                                         SIX MONTHS ENDED    JAN. 31, 2007    SIX MONTHS ENDED     JAN. 31, 2007
                                                          JULY 31, 2007       YEAR ENDED        JULY 31, 2007        YEAR ENDED
                                                           (UNAUDITED)                           (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                            $  1,055,905      $  5,556,238       $   (787,040)       $  2,633,833
Net realized gain (loss) on investments                      15,323,437        33,895,627         13,345,653          36,266,647
Net change in unrealized appreciation (depreciation) on
   investments                                                3,075,633        11,734,828          6,644,314          11,634,233
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                19,454,975        51,186,693         19,202,927          50,534,713
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                        --       (10,447,859)                --          (8,595,802)
      Class B                                                        --        (1,947,006)                --          (1,594,912)
      Class C                                                        --          (258,751)                --            (204,167)
      Class R4                                                       --            (2,132)                --              (4,818)
   Net realized gain
      Class A                                                        --       (14,537,496)                --         (15,647,564)
      Class B                                                        --        (3,644,644)                --          (4,006,155)
      Class C                                                        --          (445,028)                --            (475,412)
      Class R4                                                       --            (2,849)                --              (8,471)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  --       (31,285,765)                --         (30,537,301)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                   69,141,504       140,691,525         65,812,835         137,582,533
   Class B shares                                            14,260,993        33,117,133         12,947,810          31,733,651
   Class C shares                                             3,131,199                --          2,961,617           5,463,033
   Class R4 shares                                                   --         6,141,161              8,657              49,190
Reinvestment of distributions at net asset value
   Class A shares                                                    --        24,720,726                 --          24,055,305
   Class B shares                                                    --         5,548,070                 --           5,541,331
   Class C shares                                                    --           673,503                 --             662,570
   Class R4 shares                                                   --             4,141                 --              12,356
Payments for redemptions
   Class A shares                                           (41,038,868)      (55,794,740)       (38,309,458)        (44,314,570)
   Class B shares (Note 2)                                  (19,679,316)      (22,474,439)       (19,548,541)        (17,781,182)
   Class C shares (Note 2)                                   (1,154,134)       (1,609,326)        (1,238,703)         (1,299,292)
   Class R4 shares                                                   --            (4,272)           (27,651)            (60,415)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                              24,661,378       131,013,482         22,606,566         141,644,510
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                      44,116,353       150,914,410         41,809,493         161,641,922
Net assets at beginning of period                           510,845,283       359,930,873        466,937,201         305,295,279
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                $554,961,636      $510,845,283       $508,746,694        $466,937,201
=================================================================================================================================
Undistributed (excess of distributions over) net
   investment income                                       $  1,584,672      $    528,767       $   (526,018)       $    261,022
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter.

The primary investments of each Fund are as follows:

RiverSource Portfolio Builder Conservative Fund - invests primarily in funds that invest in fixed income securities.

RiverSource Portfolio Builder Moderate Conservative Fund - invests primarily in funds that invest in fixed income securities and also invests a moderate amount in equity securities.

RiverSource Portfolio Builder Moderate Fund - invests in funds that invest in a balance of fixed income and equity securities.

RiverSource Portfolio Builder Moderate Aggressive Fund - invests primarily in funds that invest in equity securities and also invests a moderate amount in fixed income securities.

RiverSource Portfolio Builder Aggressive Fund - invests primarily in funds that invest in equity securities and also invests a small amount in fixed income securities.

RiverSource Portfolio Builder Total Equity Fund - invests primarily in funds that invest in equity securities.

Each Fund offers Class A, Class B, Class C and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS

Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principals. Capital accounts within the financial statements are adjusted for permanent

--------------------------------------------------------------------------------

 50 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT book/tax differences. These differences are primarily due to the reclassification of short term capital gains earned in the underlying affiliated funds, capital loss carryforwards and losses due to wash sales and excise tax regulations (post October losses). The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 has been adopted by the Funds and there is no material impact on the Funds.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and distributed quarterly, when available, for RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund and RiverSource Portfolio Builder Moderate Aggressive Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Investment Manager, a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

Compensation to board members and certain other core expenses are paid directly by the affiliated underlying funds in which each Fund invests.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

RiverSource Portfolio Builder Conservative Fund

RiverSource Portfolio Builder Moderate Conservative Fund

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

RiverSource Portfolio Builder Moderate Fund

RiverSource Portfolio Builder Moderate Aggressive Fund

RiverSource Portfolio Builder Aggressive Fund

RiverSource Portfolio Builder Total Equity Fund

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  51

Each Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statements of operations.

Each Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares.

Each Fund has a Plan Administration Services Agreement with the Transfer Agent. The fee is calculated at a rate of 0.25% of each Fund's average daily net assets attributable to Class R4 shares.

Sales charges received by the Distributor for distributing the Funds' shares for the six months ended July 31, 2007, are as follows:

FUND                                                            CLASS A     CLASS B   CLASS C
---------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund.............   $  180,142   $26,053   $1,216
RiverSource Portfolio Builder Moderate Conservative Fund....      529,434    37,534    1,938
RiverSource Portfolio Builder Moderate Fund.................    2,019,220    92,785    3,751
RiverSource Portfolio Builder Moderate Aggressive Fund......    3,057,965   109,212    3,468
RiverSource Portfolio Builder Aggressive Fund...............    1,553,302    50,341    1,805
RiverSource Portfolio Builder Total Equity Fund.............    1,247,815    34,173    2,953

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

For the six months ended July 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were as follows:

FUND                                                          CLASS R4
----------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund....   0.32%
RiverSource Portfolio Builder Moderate......................   0.31%
RiverSource Portfolio Builder Moderate Aggressive...........   0.34%

Of these waived fees and expenses, the transfer agency fees waived were as follows:

FUND                                                          CLASS R4
----------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund....     $6
RiverSource Portfolio Builder Moderate......................     13
RiverSource Portfolio Builder Moderate Aggressive...........      1

In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net direct expenses (excluding fees and expenses of acquired funds) will not exceed the following percentage of each Fund's average daily net assets, until Jan. 31, 2008, unless sooner terminated at the discretion of the Board:

FUND                                                           CLASS A   CLASS B   CLASS C   CLASS R4
-----------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund.............    0.51%     1.27%     1.27%      0.38%
RiverSource Portfolio Builder Moderate Conservative Fund....    0.51      1.27      1.27       0.32
RiverSource Portfolio Builder Moderate Fund.................    0.51      1.27      1.27       0.31
RiverSource Portfolio Builder Moderate Aggressive Fund......    0.51      1.27      1.27       0.34
RiverSource Portfolio Builder Aggressive Fund...............    0.51      1.27      1.27       0.37
RiverSource Portfolio Builder Total Equity Fund.............    0.51      1.27      1.27       0.37

Each Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

--------------------------------------------------------------------------------

 52 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

3. TRANSACTIONS OF UNDERLYING AFFILIATED FUNDS

For the six months ended July 31, 2007, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                                  PURCHASES     PROCEEDS
----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund.............         $26,571,221   $23,219,763
RiverSource Portfolio Builder Moderate Conservative Fund....          74,372,183    55,004,436
RiverSource Portfolio Builder Moderate Fund.................         231,637,776   151,469,380
RiverSource Portfolio Builder Moderate Aggressive Fund......         264,631,230   209,430,775
RiverSource Portfolio Builder Aggressive Fund...............         153,971,425   128,572,295
RiverSource Portfolio Builder Total Equity Fund.............         110,533,304    88,780,844

Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                                     RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
                                                                              SIX MONTHS ENDED JULY 31, 2007
                                                                          ISSUED FOR
                                                                          REINVESTED                                  NET
                                                           SOLD          DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A...........................................       2,176,703          101,430          (1,762,029)            516,104
Class B...........................................         636,828           30,806            (927,409)           (259,775)
Class C...........................................         109,628            4,583             (89,434)             24,777
Class R4..........................................              --               17                  --                  17

                                                                     RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
                                                                                 YEAR ENDED JAN. 31, 2007
                                                                          ISSUED FOR
                                                                          REINVESTED                                  NET
                                                           SOLD          DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A...........................................       3,898,176          364,172          (3,361,349)            900,999
Class B...........................................       1,469,127          139,473          (1,629,794)            (21,194)
Class C...........................................         184,021           20,968            (319,803)           (114,814)
Class R4..........................................              --               65                  --                  65

                                                                 RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
                                                                              SIX MONTHS ENDED JULY 31, 2007
                                                                          ISSUED FOR
                                                                          REINVESTED                                  NET
                                                           SOLD          DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A...........................................       3,987,286          191,325          (2,201,598)           1,977,013
Class B...........................................       1,184,060           43,393          (1,521,415)            (293,962)
Class C...........................................         238,529            7,957            (175,653)              70,833
Class R4..........................................              --               18                  --                   18

                                                                 RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
                                                                                 YEAR ENDED JAN. 31, 2007
                                                                          ISSUED FOR
                                                                          REINVESTED                                  NET
                                                           SOLD          DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A...........................................       7,255,651          958,162          (3,963,747)           4,250,066
Class B...........................................       2,586,400          315,584          (2,502,500)             399,484
Class C...........................................         515,966           55,754            (359,995)             211,725
Class R4..........................................              --               94                  --                   94

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  53

                                                                       RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
                                                                             SIX MONTHS ENDED JULY 31, 2007
                                                                          ISSUED FOR
                                                                          REINVESTED                                  NET
                                                           SOLD          DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A..........................................       12,626,630          455,532          (6,046,780)           7,035,382
Class B..........................................        3,234,314           78,888          (3,901,914)            (588,712)
Class C..........................................          601,840           11,480            (258,438)             354,882
Class R4.........................................              604               46              (3,772)              (3,122)

                                                                       RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
                                                                                YEAR ENDED JAN. 31, 2007
                                                                          ISSUED FOR
                                                                          REINVESTED                                  NET
                                                           SOLD          DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A..........................................       21,860,331         2,999,829         (9,130,912)          15,729,248
Class B..........................................        6,591,315           867,115         (4,694,824)           2,763,606
Class C..........................................        1,079,147           118,263           (454,863)             742,547
Class R4.........................................            6,173               482                 --                6,655

                                                                 RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
                                                                             SIX MONTHS ENDED JULY 31, 2007
                                                                          ISSUED FOR
                                                                          REINVESTED                                  NET
                                                           SOLD          DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A..........................................       11,856,794          324,941          (7,285,775)           4,895,960
Class B..........................................        2,671,164           16,749          (3,438,912)            (750,999)
Class C..........................................          632,583            2,613            (231,668)             403,528
Class R4.........................................           31,344              305              (2,602)              29,047

                                                                 RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
                                                                                YEAR ENDED JAN. 31, 2007
                                                                         ISSUED FOR
                                                                         REINVESTED                                   NET
                                                          SOLD          DISTRIBUTIONS        REDEEMED         INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A.........................................       26,037,703         4,091,488         (10,380,605)          19,748,586
Class B.........................................        6,498,825           939,564          (3,746,964)           3,691,425
Class C.........................................        1,038,378           114,179            (316,448)             836,109
Class R4........................................           38,831             1,803             (18,302)              22,332

                                                                      RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
                                                                              SIX MONTHS ENDED JULY 31, 2007
                                                                          ISSUED FOR
                                                                          REINVESTED                                  NET
                                                           SOLD          DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A...........................................       5,462,944               --          (3,255,898)           2,207,046
Class B...........................................       1,148,479               --          (1,537,216)            (388,737)
Class C...........................................         252,365               --             (92,853)             159,512
Class R4..........................................              --               --                  --                   --

                                                                      RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
                                                                                YEAR ENDED JAN. 31, 2007
                                                                          ISSUED FOR
                                                                          REINVESTED                                  NET
                                                           SOLD          DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A..........................................       11,856,381         2,065,239         (4,680,172)           9,241,448
Class B..........................................        2,812,159           466,617         (1,937,220)           1,341,556
Class C..........................................          518,421            56,787           (136,183)             439,025
Class R4.........................................               --               345               (369)                 (24)

--------------------------------------------------------------------------------

 54 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

                                                                     RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
                                                                              SIX MONTHS ENDED JULY 31, 2007
                                                                          ISSUED FOR
                                                                          REINVESTED                                  NET
                                                           SOLD          DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A...........................................       5,009,325               --          (2,927,064)           2,082,261
Class B...........................................       1,004,351               --          (1,458,543)            (454,192)
Class C...........................................         230,920               --             (94,906)             136,014
Class R4..........................................             653               --              (2,046)              (1,393)

                                                                     RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
                                                                                YEAR ENDED JAN. 31, 2007
                                                                          ISSUED FOR
                                                                          REINVESTED                                  NET
                                                           SOLD          DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A..........................................       11,259,395         1,949,379         (3,602,351)           9,606,423
Class B..........................................        2,618,707           451,985         (1,499,155)           1,571,537
Class C..........................................          451,445            54,176           (107,162)             398,459
Class R4.........................................            3,996               999             (5,076)                 (81)

5. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Each Fund had no borrowings under the facility outstanding during the six months ended July 31, 2007.

6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At July 31, 2007, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
UNDERLYING FUND                                                PERCENT OF SHARES HELD
-------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund......................           20.77%
RiverSource Core Bond Fund..................................            8.98%

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
UNDERLYING FUND                                                PERCENT OF SHARES HELD
-------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund......................           31.20%
RiverSource Core Bond Fund..................................           12.34%
RiverSource Inflation Protected Securities Fund.............            6.39%

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
UNDERLYING FUND                                                PERCENT OF SHARES HELD
-------------------------------------------------------------------------------------
RiverSource Core Bond Fund..................................           32.91%
RiverSource Inflation Protected Securities Fund.............           23.77%
RiverSource Disciplined Large Cap Growth....................           18.91%
RiverSource Fundamental Growth Fund.........................           17.50%
RiverSource Income Opportunities Fund.......................           16.32%
RiverSource Absolute Return Currency and Income Fund........           16.29%
RiverSource Global Bond Fund................................            9.54%
RiverSource International Equity Fund.......................            7.18%
RiverSource International Aggressive Growth Fund............            6.84%
RiverSource Real Estate Fund................................            6.57%
RiverSource Diversified Bond Fund...........................            5.02%

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  55

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
UNDERLYING FUND                                                PERCENT OF SHARES HELD
-------------------------------------------------------------------------------------
RiverSource Large Cap Growth Fund...........................           30.35%
RiverSource Inflation Protected Securities Fund.............           28.14%
RiverSource Fundamental Growth Fund.........................           28.10%
RiverSource Core Bond Fund..................................           22.08%
RiverSource Absolute Return Currency and Income Fund........           19.98%
RiverSource Global Bond Fund................................           11.98%
RiverSource International Equity Fund.......................           11.50%
RiverSource International Aggressive Growth Fund............           10.97%
RiverSource Real Estate Fund................................            8.05%
RiverSource Small Cap Growth Fund...........................            7.44%
RiverSource Income Opportunities Fund.......................            6.85%
RiverSource Disciplined International Equity Fund...........            6.11%
RiverSource International Small Cap Fund....................            6.00%
RiverSource Disciplined Small and Mid Cap Equity Fund.......            5.91%
RiverSource Large Cap Value Fund............................            5.62%
RiverSource International Opportunity Fund..................            5.41%
RiverSource Aggressive Growth Fund..........................            5.01%

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
UNDERLYING FUND                                                PERCENT OF SHARES HELD
-------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund...............           18.84%
RiverSource Fundamental Growth Fund.........................           17.35%
RiverSource Absolute Return Currency and Income Fund........            9.99%
RiverSource Inflation Protected Securities Fund.............            7.66%
RiverSource Core Bond Fund..................................            7.27%
RiverSource International Equity Fund.......................            7.09%
RiverSource International Aggressive Growth Fund............            6.77%

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
UNDERLYING FUND                                                PERCENT OF SHARES HELD
-------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund...............           21.24%
RiverSource Fundamental Growth Fund.........................           19.57%
RiverSource Absolute Return Currency and Income Fund........            9.21%
RiverSource International Equity Fund.......................            8.00%
RiverSource International Aggressive Growth Fund............            7.63%
RiverSource Small Cap Growth Fund...........................            5.18%

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs may file a notice of appeal with the Eighth Circuit Court of Appeals within 30 days from the date of judgment.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that

--------------------------------------------------------------------------------

 56 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  57

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource Portfolio Builder Conservative Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $10.43         $10.36         $10.23         $10.02
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .16(c)         .34            .25            .12
Net gains (losses) (both
 realized and unrealized)          .10            .24            .25            .23
-----------------------------------------------------------------------------------
Total from investment
 operations                        .26            .58            .50            .35
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.14)          (.38)          (.27)          (.12)
Distributions from realized
 gains                              --           (.13)          (.10)          (.02)
-----------------------------------------------------------------------------------
Total distributions               (.14)          (.51)          (.37)          (.14)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.55         $10.43         $10.36         $10.23
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $89            $83            $73            $40
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)              .42%(e)        .49%           .59%           .59%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                3.02%(e)       3.32%          2.66%          2.03%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       18%            54%            23%            51%
-----------------------------------------------------------------------------------
Total return(g)                  2.48%(h)       5.76%          4.97%          3.54%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.92% for the period ended Jan. 31, 2005.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $10.40         $10.33         $10.21         $10.02
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .12(c)         .26            .18            .07
Net gains (losses) (both
 realized and unrealized)          .09            .25            .24            .22
-----------------------------------------------------------------------------------
Total from investment
 operations                        .21            .51            .42            .29
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.10)          (.31)          (.20)          (.08)
Distributions from realized
 gains                              --           (.13)          (.10)          (.02)
-----------------------------------------------------------------------------------
Total distributions               (.10)          (.44)          (.30)          (.10)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.51         $10.40         $10.33         $10.21
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $34            $36            $36            $21
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)             1.19%(e)       1.25%          1.34%          1.37%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                2.25%(e)       2.54%          1.88%          1.25%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       18%            54%            23%            51%
-----------------------------------------------------------------------------------
Total return(g)                  1.99%(h)       4.99%          4.12%          2.88%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.68% for the period ended Jan. 31, 2005.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 58 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

RiverSource Portfolio Builder Conservative Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $10.41         $10.34         $10.21         $10.02
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .12(c)         .26            .17            .07
Net gains (losses) (both
 realized and unrealized)          .10            .24            .25            .22
-----------------------------------------------------------------------------------
Total from investment
 operations                        .22            .50            .42            .29
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.10)          (.30)          (.19)          (.08)
Distributions from realized
 gains                              --           (.13)          (.10)          (.02)
-----------------------------------------------------------------------------------
Total distributions               (.10)          (.43)          (.29)          (.10)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.53         $10.41         $10.34         $10.21
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                      $6             $5             $6             $4
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)             1.18%(e)       1.25%          1.34%          1.37%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                2.27%(e)       2.51%          1.85%          1.32%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       18%            54%            23%            51%
-----------------------------------------------------------------------------------
Total return(g)                  2.10%(h)       4.94%          4.16%          2.90%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.68% for the period ended Jan. 31, 2005.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $10.34         $10.27         $10.20         $10.02
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .16(c)         .36            .32            .17
Net gains (losses) (both
 realized and unrealized)          .09            .24            .18            .20
-----------------------------------------------------------------------------------
Total from investment
 operations                        .25            .60            .50            .37
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.14)          (.40)          (.33)          (.17)
Distributions from realized
 gains                              --           (.13)          (.10)          (.02)
-----------------------------------------------------------------------------------
Total distributions               (.14)          (.53)          (.43)          (.19)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.45         $10.34         $10.27         $10.20
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $--            $--            $--            $--
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)              .36%(e)        .33%           .42%(f)        .42%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                3.08%(e)       3.47%          2.64%          1.90%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       18%            54%            23%            51%
-----------------------------------------------------------------------------------
Total return(g)                  2.44%(h)       6.00%          5.04%          3.74%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 0.47% and 0.76% for the periods ended Jan. 31, 2006 and 2005, respectively.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  59

RiverSource Portfolio Builder Moderate Conservative Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $10.85         $10.68         $10.35         $10.03
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .13(c)         .33            .24            .14
Net gains (losses) (both
 realized and unrealized)          .17            .47            .49            .35
-----------------------------------------------------------------------------------
Total from investment
 operations                        .30            .80            .73            .49
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.11)          (.40)          (.27)          (.16)
Distributions from realized
 gains                              --           (.23)          (.13)          (.01)
-----------------------------------------------------------------------------------
Total distributions               (.11)          (.63)          (.40)          (.17)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $11.04         $10.85         $10.68         $10.35
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                    $223           $198           $149            $78
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)              .41%(e)        .44%           .55%           .59%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                2.35%(e)       2.99%          2.53%          2.21%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       19%            24%            19%            28%
-----------------------------------------------------------------------------------
Total return(g)                  2.82%(h)       7.65%          7.18%          4.90%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.72% for the period ended Jan. 31, 2005.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $10.82         $10.65         $10.32         $10.03
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .09(c)         .24            .16            .09
Net gains (losses) (both
 realized and unrealized)          .17            .48            .49            .32
-----------------------------------------------------------------------------------
Total from investment
 operations                        .26            .72            .65            .41
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.07)          (.32)          (.19)          (.11)
Distributions from realized
 gains                              --           (.23)          (.13)          (.01)
-----------------------------------------------------------------------------------
Total distributions               (.07)          (.55)          (.32)          (.12)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $11.01         $10.82         $10.65         $10.32
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $69            $71            $66            $34
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)             1.17%(e)       1.19%          1.30%          1.37%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                1.60%(e)       2.19%          1.75%          1.46%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       19%            24%            19%            28%
-----------------------------------------------------------------------------------
Total return(g)                  2.43%(h)       6.87%          6.41%          4.14%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.49% for the period ended Jan. 31, 2005.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 60 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

RiverSource Portfolio Builder Moderate Conservative Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $10.82         $10.65         $10.33         $10.03
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .09(c)         .24            .15            .09
Net gains (losses) (both
 realized and unrealized)          .17            .48            .49            .34
-----------------------------------------------------------------------------------
Total from investment
 operations                        .26            .72            .64            .43
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.07)          (.32)          (.19)          (.12)
Distributions from realized
 gains                              --           (.23)          (.13)          (.01)
-----------------------------------------------------------------------------------
Total distributions               (.07)          (.55)          (.32)          (.13)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $11.01         $10.82         $10.65         $10.33
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $14            $13            $11             $6
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)             1.17%(e)       1.19%          1.30%          1.37%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                1.61%(e)       2.22%          1.72%          1.47%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       19%            24%            19%            28%
-----------------------------------------------------------------------------------
Total return(g)                  2.44%(h)       6.88%          6.29%          4.25%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.52% for the period ended Jan. 31, 2005.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $10.80         $10.64         $10.34         $10.03
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .13(c)         .35            .29            .17
Net gains (losses) (both
 realized and unrealized)          .19            .46            .46            .34
-----------------------------------------------------------------------------------
Total from investment
 operations                        .32            .81            .75            .51
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.12)          (.42)          (.32)          (.19)
Distributions from realized
 gains                              --           (.23)          (.13)          (.01)
-----------------------------------------------------------------------------------
Total distributions               (.12)          (.65)          (.45)          (.20)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $11.00         $10.80         $10.64         $10.34
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $--            $--            $--            $--
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)              .32%(e),(f)      .28%         .39%           .36%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                2.45%(e)       3.13%          2.67%          2.13%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       19%            24%            19%            28%
-----------------------------------------------------------------------------------
Total return(g)                  2.97%(h)       7.74%          7.37%          5.09%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 0.36% and 0.57% for the periods ended July 31, 2007 and Jan. 31, 2005, respectively.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  61

RiverSource Portfolio Builder Moderate Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $11.36         $11.06         $10.47         $10.04
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .11(c)         .31            .22            .13
Net gains (losses) (both
 realized and unrealized)          .23            .71            .78            .47
-----------------------------------------------------------------------------------
Total from investment
 operations                        .34           1.02           1.00            .60
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.10)          (.41)          (.27)          (.16)
Distributions from realized
 gains                              --           (.31)          (.14)          (.01)
-----------------------------------------------------------------------------------
Total distributions               (.10)          (.72)          (.41)          (.17)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $11.60         $11.36         $11.06         $10.47
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                    $694           $600           $410           $190
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)              .41%(e)        .43%           .53%           .59%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                1.92%(e)       2.68%          2.30%          2.05%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       17%            24%            15%            28%
-----------------------------------------------------------------------------------
Total return(g)                  2.97%(h)       9.38%          9.64%          6.01%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.63% for the period ended Jan. 31, 2005.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $11.31         $11.02         $10.43         $10.04
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .07(c)         .19            .13            .08
Net gains (losses) (both
 realized and unrealized)          .22            .73            .79            .44
-----------------------------------------------------------------------------------
Total from investment
 operations                        .29            .92            .92            .52
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.05)          (.32)          (.19)          (.12)
Distributions from realized
 gains                              --           (.31)          (.14)          (.01)
-----------------------------------------------------------------------------------
Total distributions               (.05)          (.63)          (.33)          (.13)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $11.55         $11.31         $11.02         $10.43
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                    $186           $189           $153            $72
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)             1.17%(e)       1.19%          1.29%          1.36%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                1.15%(e)       1.87%          1.51%          1.31%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       17%            24%            15%            28%
-----------------------------------------------------------------------------------
Total return(g)                  2.59%(h)       8.52%          8.86%          5.19%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.39% for the period ended Jan. 31, 2005.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 62 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

RiverSource Portfolio Builder Moderate Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $11.32         $11.03         $10.44         $10.04
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .07(c)         .20            .13            .07
Net gains (losses) (both
 realized and unrealized)          .22            .73            .79            .46
-----------------------------------------------------------------------------------
Total from investment
 operations                        .29            .93            .92            .53
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.05)          (.33)          (.19)          (.12)
Distributions from realized
 gains                              --           (.31)          (.14)          (.01)
-----------------------------------------------------------------------------------
Total distributions               (.05)          (.64)          (.33)          (.13)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $11.56         $11.32         $11.03         $10.44
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $32            $27            $18             $8
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)             1.16%(e)       1.19%          1.30%          1.36%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                1.16%(e)       1.91%          1.52%          1.26%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       17%            24%            15%            28%
-----------------------------------------------------------------------------------
Total return(g)                  2.60%(h)       8.53%          8.86%          5.24%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.40% for the period ended Jan. 31, 2005.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $11.34         $11.04         $10.47         $10.04
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .11(c)         .33            .26            .16
Net gains (losses) (both
 realized and unrealized)          .23            .70            .75            .47
-----------------------------------------------------------------------------------
Total from investment
 operations                        .34           1.03           1.01            .63
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.10)          (.42)          (.30)          (.19)
Distributions from realized
 gains                              --           (.31)          (.14)          (.01)
-----------------------------------------------------------------------------------
Total distributions               (.10)          (.73)          (.44)          (.20)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $11.58         $11.34         $11.04         $10.47
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $--            $--            $--            $--
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d),)            .31%(e)        .28%           .37%           .37%(e)(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                1.98%(e)       3.02%          2.34%           .88%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       17%            24%            15%            28%
-----------------------------------------------------------------------------------
Total return(g)                  2.99%(h)       9.58%          9.80%          6.28%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 0.34% for the six months ended July 31, 2007 and 0.47% for the period ended Jan. 31, 2005.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  63

RiverSource Portfolio Builder Moderate Aggressive Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $11.73         $11.34         $10.50         $10.05
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .07(c)         .25            .17            .10
Net gains (losses) (both
 realized and unrealized)          .35            .91           1.05            .50
-----------------------------------------------------------------------------------
Total from investment
 operations                        .42           1.16           1.22            .60
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.06)          (.38)          (.22)          (.14)
Distributions from realized
 gains                              --           (.39)          (.16)          (.01)
-----------------------------------------------------------------------------------
Total distributions               (.06)          (.77)          (.38)          (.15)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $12.09         $11.73         $11.34         $10.50
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                    $885           $801           $550           $246
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)              .43%(e)        .46%           .56%           .59%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                1.13%(e)       2.01%          1.69%          1.61%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       19%            29%            20%            31%
-----------------------------------------------------------------------------------
Total return(g)                  3.55%(h)      10.40%         11.72%          5.97%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.65% for the period ended Jan. 31, 2005.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $11.68         $11.30         $10.47         $10.05
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .02(c)         .10            .07            .04
Net gains (losses) (both
 realized and unrealized)          .35            .96           1.06            .49
-----------------------------------------------------------------------------------
Total from investment
 operations                        .37           1.06           1.13            .53
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.01)          (.29)          (.14)          (.10)
Distributions from realized
 gains                              --           (.39)          (.16)          (.01)
-----------------------------------------------------------------------------------
Total distributions               (.01)          (.68)          (.30)          (.11)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $12.04         $11.68         $11.30         $10.47
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                    $199           $202           $154            $67
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)             1.19%(e)       1.22%          1.32%          1.36%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                 .37%(e)       1.21%           .91%           .82%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       19%            29%            20%            31%
-----------------------------------------------------------------------------------
Total return(g)                  3.18%(h)       9.54%         10.90%          5.24%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.42% for the period ended Jan. 31, 2005.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 64 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

RiverSource Portfolio Builder Moderate Aggressive Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $11.68         $11.30         $10.47         $10.05
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .02(c)         .12            .07            .04
Net gains (losses) (both
 realized and unrealized)          .34            .95           1.06            .49
-----------------------------------------------------------------------------------
Total from investment
 operations                        .36           1.07           1.13            .53
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.01)          (.30)          (.14)          (.10)
Distributions from realized
 gains                              --           (.39)          (.16)          (.01)
-----------------------------------------------------------------------------------
Total distributions               (.01)          (.69)          (.30)          (.11)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $12.03         $11.68         $11.30         $10.47
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $31            $26            $15             $7
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)             1.19%(e)       1.22%          1.32%          1.37%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                 .38%(e)       1.27%           .93%           .83%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       19%            29%            20%            31%
-----------------------------------------------------------------------------------
Total return(g)                  3.11%(h)       9.57%         10.91%          5.24%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.41% for the period ended Jan. 31, 2005.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $11.75         $11.35         $10.50         $10.05
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .07(c)         .28            .19            .12
Net gains (losses) (both
 realized and unrealized)          .34            .91           1.06            .49
-----------------------------------------------------------------------------------
Total from investment
 operations                        .41           1.19           1.25            .61
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.06)          (.40)          (.24)          (.15)
Distributions from realized
 gains                              --           (.39)          (.16)          (.01)
-----------------------------------------------------------------------------------
Total distributions               (.06)          (.79)          (.40)          (.16)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $12.10         $11.75         $11.35         $10.50
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                      $1            $--            $--            $--
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)              .34%(e)        .31%           .39%           .36%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                1.24%(e)       2.14%          1.69%          1.35%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       19%            29%            20%            31%
-----------------------------------------------------------------------------------
Total return(g)                  3.53%(h)      10.69%         12.02%          6.10%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 0.48% for the period ended Jan. 31, 2005.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  65

RiverSource Portfolio Builder Aggressive Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $12.20         $11.66         $10.53         $10.06
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .03(c)         .19            .12            .07
Net gains (losses) (both
 realized and unrealized)          .44           1.18           1.37            .52
-----------------------------------------------------------------------------------
Total from investment
 operations                        .47           1.37           1.49            .59
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  --           (.35)          (.17)          (.11)
Distributions from realized
 gains                              --           (.48)          (.19)          (.01)
-----------------------------------------------------------------------------------
Total distributions                 --           (.83)          (.36)          (.12)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $12.67         $12.20         $11.66         $10.53
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                    $443           $400           $275           $120
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)              .45%(e)        .49%           .59%(f)        .59%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                 .56%(e)       1.47%          1.10%          1.04%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       24%            40%            24%            38%
-----------------------------------------------------------------------------------
Total return(g)                  3.85%(h)      11.85%         14.26%          5.81%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.61% and 0.78% for the periods ended Jan. 31, 2006 and 2005, respectively.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $12.11         $11.59         $10.48         $10.06
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)      (.01)(c)        .02            .03            .01
Net gains (losses) (both
 realized and unrealized)          .42           1.24           1.37            .50
-----------------------------------------------------------------------------------
Total from investment
 operations                        .41           1.26           1.40            .51
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  --           (.26)          (.10)          (.08)
Distributions from realized
 gains                              --           (.48)          (.19)          (.01)
-----------------------------------------------------------------------------------
Total distributions                 --           (.74)          (.29)          (.09)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $12.52         $12.11         $11.59         $10.48
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $97            $98            $79            $36
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)             1.21%(e)       1.25%          1.37%          1.37%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                (.21%)(e)       .66%           .28%           .25%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       24%            40%            24%            38%
-----------------------------------------------------------------------------------
Total return(g)                  3.39%(h)      10.97%         13.48%          5.02%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.54% for the period ended Jan. 31, 2005.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 66 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

RiverSource Portfolio Builder Aggressive Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)            2007           2006        2005(B)
Net asset value, beginning
 of period                      $12.08         $11.58         $10.48         $10.06
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)      (.01)(c)        .06            .03            .01
Net gains (losses) (both
 realized and unrealized)          .42           1.20           1.37            .49
-----------------------------------------------------------------------------------
Total from investment
 operations                        .41           1.26           1.40            .50
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  --           (.28)          (.11)          (.07)
Distributions from realized
 gains                              --           (.48)          (.19)          (.01)
-----------------------------------------------------------------------------------
Total distributions                 --           (.76)          (.30)          (.08)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $12.49         $12.08         $11.58         $10.48
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $15            $12             $7             $3
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)             1.21%(e)       1.25%          1.37%(f)       1.37%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                (.20%)(e)       .72%           .32%           .21%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       24%            40%            24%            38%
-----------------------------------------------------------------------------------
Total return(g)                  3.39%(h)      11.00%         13.40%          4.96%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.38% and 1.55% for the periods ended Jan. 31, 2006 and 2005, respectively.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $12.23         $11.68         $10.53         $10.06
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .04(c)         .22            .12            .08
Net gains (losses) (both
 realized and unrealized)          .44           1.17           1.39            .52
-----------------------------------------------------------------------------------
Total from investment
 operations                        .48           1.39           1.51            .60
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  --           (.36)          (.17)          (.12)
Distributions from realized
 gains                              --           (.48)          (.19)          (.01)
-----------------------------------------------------------------------------------
Total distributions                 --           (.84)          (.36)          (.13)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $12.71         $12.23         $11.68         $10.53
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $--            $--            $--            $--
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)              .35%(e)        .33%           .42%(f)        .38%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                 .66%(e)       1.60%           .95%          1.75%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       24%            40%            24%            38%
-----------------------------------------------------------------------------------
Total return(g)                  3.92%(g)      12.04%         14.46%          5.94%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 0.44% and 0.61% for the periods ended Jan. 31, 2006 and 2005, respectively.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  67

RiverSource Portfolio Builder Total Equity Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $12.61         $11.99         $10.55         $10.07
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)      (.01)(c)        .14            .07            .05
Net gains (losses) (both
 realized and unrealized)          .53           1.40           1.71            .54
-----------------------------------------------------------------------------------
Total from investment
 operations                        .52           1.54           1.78            .59
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  --           (.33)          (.13)          (.10)
Distributions from realized
 gains                              --           (.59)          (.21)          (.01)
-----------------------------------------------------------------------------------
Total distributions                 --           (.92)          (.34)          (.11)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $13.13         $12.61         $11.99         $10.55
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                    $406           $364           $231            $92
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)              .45%(e)        .49%           .59%(f)        .59%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                 .15%(e)        .88%           .53%           .58%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       18%            27%            17%            39%
-----------------------------------------------------------------------------------
Total return(g)                  4.12%(h)      13.02%         16.99%          5.80%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.62% and 0.83% for the periods ended Jan. 31, 2006 and 2005, respectively.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $12.52         $11.91         $10.50         $10.07
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)      (.06)(c)         --           (.03)          (.02)
Net gains (losses) (both
 realized and unrealized)          .52           1.44           1.71            .52
-----------------------------------------------------------------------------------
Total from investment
 operations                        .46           1.44           1.68            .50
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  --           (.24)          (.06)          (.06)
Distributions from realized
 gains                              --           (.59)          (.21)          (.01)
-----------------------------------------------------------------------------------
Total distributions                 --           (.83)          (.27)          (.07)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $12.98         $12.52         $11.91         $10.50
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $89            $91            $68            $28
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)             1.21%(e)       1.25%          1.37%(f)       1.36%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                 .91%(e)        .06%          (.29%)         (.19%)(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       18%            27%            17%            39%
-----------------------------------------------------------------------------------
Total return(g)                  3.67%(h)      12.25%         16.11%          4.99%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.38% and 1.59% for the periods ended Jan. 31, 2006 and 2005, respectively.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 68 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

RiverSource Portfolio Builder Total Equity Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $12.49         $11.90         $10.50         $10.07
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)      (.06)(c)         --           (.03)          (.02)
Net gains (losses) (both
 realized and unrealized)          .52           1.44           1.71            .52
-----------------------------------------------------------------------------------
Total from investment
 operations                        .46           1.44           1.68            .50
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  --           (.26)          (.07)          (.06)
Distributions from realized
 gains                              --           (.59)          (.21)          (.01)
-----------------------------------------------------------------------------------
Total distributions                 --           (.85)          (.28)          (.07)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $12.95         $12.49         $11.90         $10.50
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $14            $11             $6             $2
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(d)             1.21%(e)       1.25%          1.37%(f)       1.37%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                 .91%(e)        .15%          (.21%)         (.31%)(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       18%            27%            17%            39%
-----------------------------------------------------------------------------------
Total return(g)                  3.68%(h)      12.25%         16.10%          4.99%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.38% and 1.60% for the periods ended Jan. 31, 2006 and 2005, respectively.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)         2007              2006       2005(B)
Net asset value, beginning
 of period                      $12.65         $12.01         $10.55         $10.07
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        --(c)         .16            .09            .07
Net gains (losses) (both
 realized and unrealized)          .52           1.41           1.71            .53
-----------------------------------------------------------------------------------
Total from investment
 operations                        .52           1.57           1.80            .60
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  --           (.34)          (.13)          (.11)
Distributions from realized
 gains                              --           (.59)          (.21)          (.01)
-----------------------------------------------------------------------------------
Total distributions                 --           (.93)          (.34)          (.12)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $13.17         $12.65         $12.01         $10.55
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $--            $--            $--            $--
-----------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c)              .35%(e)        .33%           .42%(f)        .40%(e),(f)
-----------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                 .05%(e)        .91%           .51%           .48%(e)
-----------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       18%            27%            17%            39%
-----------------------------------------------------------------------------------
Total return(g)                  4.11%(h)      13.27%         17.23%          5.93%(h)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 0.46% and 0.66% for the periods ended Jan. 31, 2006 and 2005, respectively.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  69

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to each of the RiverSource Portfolio Builder Series Funds (each, a "Series Fund" and collectively, the "Series Funds"). Under an investment management services agreement (the "IMS Agreement") RiverSource provides investment advice and other services to the Series Funds and all RiverSource funds (collectively, the "Funds"). The Series Funds' Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and each Series Fund's performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the IMS Agreement. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Series Funds' operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Series Funds. The Board also reviewed the financial condition of RiverSource and the entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource was in a position to continue to provide a high quality and level of services to the Series Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of each of the Series Funds. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of each of the Series Funds, the performance of a benchmark index, the percentage ranking of each Series Fund among its comparison group and the net assets of each Series Fund; and (ii) a report detailing each Series Fund's performance over various periods (including since inception), recent Series Fund inflows (and outflows) and a comparison of each Series Fund's net assets from December 2006 to December 2005. The Board observed that the investment performance for RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Conservative Fund and RiverSource Portfolio Builder Total Equity Fund met expectations. The Board observed that the investment performance for RiverSource Portfolio Builder Conservative Fund reflected the interrelationship of particular market conditions with the specific management style employed by the portfolio management team.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Series Funds:
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each Series Fund's expenses with median expenses paid by funds in its peer group, as well as data showing each Series Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each of the Funds are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each of the Funds, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board observed that the Series

--------------------------------------------------------------------------------

 70 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT

Funds, commonly referred to as "funds of funds," are designed to invest in a combination of underlying RiverSource Funds. Because RiverSource collects management fees on the underlying funds, the Series Funds do not carry management fees.

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to each of the Series Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating each of the Series Funds, including data showing comparative profitability. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Series Funds on portfolio transactions. The Board noted that the fees paid by the Series Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that overall profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as each of the Series Funds grows and took note of the extent to which Series Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2007 fiscal year. A majority of the Fund's Board of Trustees, including a majority of the Independent Trustees, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended July 31, 2006 and the year ended July 31, 2005 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2007 SEMIANNUAL REPORT  71

(RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R) PORTFOLIO BUILDER SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource(R) mutual funds are
distributed by RiverSource Distributors, Inc. and Ameriprise
Financial Services, Inc., Members FINRA, and managed by
RiverSource Investments, LLC. These companies are part of
Ameriprise Financial, Inc.                                       S-6293 E (9/07)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
S&P 500 INDEX FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JULY 31, 2007


RIVERSOURCE S&P 500 INDEX FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
LONG-TERM CAPITAL APPRECIATION.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     11

Investments in Securities...........     13

Financial Statements................     22

Notes to Financial Statements.......     25

Approval of Investment Management
   Services Agreement...............     37

Proxy Voting........................     39

Change in Independent Registered
   Public Accounting Firm...........     39

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

 2 RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT JULY 31, 2007

FUND OBJECTIVE

RiverSource S&P 500 Index Fund seeks to provide shareholders with long-term capital appreciation.

SECTOR BREAKDOWN*

Percentage of portfolio assets
(PIE CHART)

Financials                                                                       19.9%
Information Technology                                                           16.0%
Industrials                                                                      11.5%
Health Care                                                                      11.5%
Energy                                                                           11.1%
Consumer Discretionary                                                            9.8%
Other(1)                                                                         20.2%

 * Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Consumer Staples 9.3%, Telecommunication Services 3.7%, Utilities 3.5%, Materials 3.1% and Cash & Cash Equivalents 0.6%.

TOP TEN HOLDINGS

Percentage of portfolio assets

Exxon Mobil                           3.7%
General Electric                      3.1%
Microsoft                             1.9%
AT&T                                  1.9%
Citigroup                             1.8%
Bank of America                       1.6%
Procter & Gamble                      1.5%
Chevron                               1.4%
Cisco Systems                         1.3%
Johnson & Johnson                     1.3%

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

"Standard & Poors(R)", "S&P", "S&P 500(R)", and "Standard & Poor's 500(R)" are trademarks of the McGraw-Hill Companies, Inc. These trademarks have been licensed for use by Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of their subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

                     RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT JULY 31, 2007

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
         X                 LARGE
                           MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                           YEARS IN INDUSTRY
David Factor, CFA                    11

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class D                     ADIDX          10/25/99
Class E                     ADIEX          10/25/99
Total net assets                        $249.3 million
Number of holdings                              505

--------------------------------------------------------------------------------

 4 RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six month period ended July 31, 2007

                                  (BAR CHART)

RiverSource S&P Index 500 Fund Class D                  +1.80

S&P 500 Index (unmanaged)(1)                            +2.10

Lipper S&P 500 Objective Funds Index(2)                 +1.99

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The performance of Class E may vary from that shown because of differences in expenses.

The indices do not reflect the effects of expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class D                                           0.79%                        0.59%
Class E                                           0.59%                        0.38%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.59% for Class D and 0.38% for Class E.

--------------------------------------------------------------------------------

                     RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JULY 31, 2007
                                                                                 SINCE
                                     6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   INCEPTION
 Class D (inception 10/25/99)         +1.80%     +15.64%   +11.13%   +11.08%    +2.49%
 Class E (inception 10/25/99)         +1.98%     +15.84%   +11.34%   +11.39%    +2.76%

AT JUNE 30, 2007
                                                                                 SINCE
                                     6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   INCEPTION
 Class D (inception 10/25/99)         +6.59%     +19.82%   +11.02%   +10.04%    +2.94%
 Class E (inception 10/25/99)         +6.75%     +20.24%   +11.31%   +10.28%    +3.21%

* Not annualized.

--------------------------------------------------------------------------------

 6 RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, David Factor, portfolio manager for RiverSource S&P 500 Index Fund, discusses the Fund's results and positioning for the six months ended July 31, 2007.

Q: How did RiverSource S&P 500 Index Fund perform for the six months ended July
   31, 2007?

A: RiverSource S&P 500 Index Fund's Class D shares gained 1.80% for the six months ended July 31, 2007. The Fund underperformed its benchmark, the unmanaged Standard & Poor's 500 Index (S&P 500 Index or the Index), which rose 2.10% for the period. The Lipper S&P 500 Objective Funds Index, representing the Fund's peer group, returned 1.99% during the same six months.

   Mutual funds, unlike unmanaged indices, incur operating expenses. The Fund's Class D shares had an expense ratio of 0.59% for the reporting period. This ratio included fee waivers explained in the Financial Highlights section of this report. (See page 35.)

Q: What market factors most significantly affected Fund performance?

A: Early in the period a pullback in China's red-hot stock market triggered a sell-off in February. The correction lasted into early March, as China's woes combined with increasing concerns about the subprime mortgage market and rising energy prices.

   The second half of the period was dominated by interest rate volatility. Ten-year Treasury yields traded above 5% for the better part of a month before circling back, as investors grew jittery that faster economic growth and a pickup in inflation would push up interest rates worldwide. Heightened concerns regarding potential fallout from the subprime mortgage turmoil, the significant losses of several hedge funds and a still-faltering housing market further affected the equity market during the period. Despite all that, some U.S. equity indexes finished the second quarter with their best gains since the fourth quarter of 2003, an upward trend that continued through mid-July. However, the U.S. equity indexes subsequently lost ground through the last two weeks of the period as crude oil prices hit a new record high of more than $78 per barrel, and concerns about the health of financial companies dominated, based on ongoing turmoil in the subprime mortgage market and heightened worries about a possible global credit crunch.

--------------------------------------------------------------------------------

                     RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   THERE WAS WIDE DIVERGENCE AMONG THE PERFORMANCE OF THE VARIOUS SECTORS OF THE S&P 500 INDEX DURING THE SEMIANNUAL PERIOD, RANGING FROM DOUBLE-DIGIT POSITIVE RETURNS TO NEGATIVE RETURNS.


Q: Which equity sectors and securities affected the performance most during the six months?

A: There was wide divergence among the performance of the various sectors of the S&P 500 Index during the semiannual period, ranging from double-digit positive returns to negative returns. Energy and industrials were the best performing sectors in the S&P 500 Index, contributing positively to returns. The top performing industries for the period were oil, gas and consumable fuels; energy equipment and services; computers and peripherals; industrial conglomerates and machinery.

   Conversely, financials and consumer discretionary were the two weakest sectors, with financials, the largest sector by weighting in the Index and in the Fund, posting negative returns and detracting most from the Fund's semiannual performance. Four of the five weakest performing industries were part of the financials sector, namely diversified financial services, commercial banks, capital markets and real estate investment trusts (REITs). The fifth industry on the list was media.

   Among individual stocks in the S&P 500 Index, Exxon Mobil, Apple, Schlumberger, General Electric and Chevron contributed the most to returns during the six-month period. The biggest underperformers were Citigroup, Amgen, JPMorgan Chase, Bank of America and Johnson & Johnson.

   As always, each sector and stock in the S&P 500 Index was represented in the Fund with approximately the same weighting as in the Index, and therefore had a similar effect.

Q: What changes were made to the Fund during the period?

A: Because the Fund strives to stay fully invested in the stocks that make up the S&P 500 Index, and to replicate the performance of the Index, we align the Fund's portfolio with the rebalancings undertaken by Standard & Poor's on a quarterly basis. We also add stocks to and delete stocks from the portfolio to mirror those changes to the S&P 500 Index. Deletions typically result from

--------------------------------------------------------------------------------

 8 RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   mergers and acquisitions or financial reversals. Stocks added to the S&P 500 Index often have increased their capitalization beyond that of the S&P MidCap 400 Index, an unmanaged benchmark of medium-sized company stocks.

   During the semiannual period, there were 24 additions and 24 deletions to the Index and the Fund's portfolio. The portfolio turnover for the period was just 2%. Stocks added to the Index and Fund included financial companies Discover Financial Services, Assurant, Hudson City Bancorp and American Capital Strategies; real estate companies General Growth Properties and Developers Diversified Realty; and high-end retailers Abercrombie & Fitch and Polo Ralph Lauren. Other names in various sectors added to the Index and Fund included Precision Castparts, Kraft Foods, Apple and Tyco Electronics.

   Deletions included companies in various sectors, including MedImmune, Univision Communications, Phelps Dodge, Equity Office Properties and Comverse Technology.

Q: What is the Fund's tactical view and strategy for the months ahead?

A: We do not anticipate any changes in the portfolio beyond the customary quarterly rebalancings and stock substitutions we make to align the Fund with the S&P 500 Index.

--------------------------------------------------------------------------------

                     RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

   Broadly speaking, the consensus is cautiously optimistic for the equity markets going forward. On the one hand, many agree that the Federal Reserve (the Fed) may lower rates before the year is over, but there also seems to be a sizable contingent that believes the Fed could even raise rates as they remain very mindful of potential inflationary pressures that could cause harm to the broader economy. The prospects for stronger economic growth both in the U.S. and abroad, and the positive implications for corporate profit growth, offset any ongoing concerns about accelerating inflation, slowing job and service sector growth, or higher long-term interest rates. On the other hand, over the remainder of 2007, slowing productivity growth, higher unit labor costs and possibly tighter credit lending standards may prove challenging for corporate management to keep profits from slowing. Geopolitical worries, the volatility of energy prices and the potential ripple effects of the housing market slowdown also remain real risks to the equity markets going forward. In short, we urge investors to manage their expectations of the market and maintain a long-term perspective on their investments.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

 10 RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period. An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). This fee will not apply to certain qualifying institutional investors. If your account value is below $10,000, the impact to your ending account value would be a decrease of $10 and the total expenses paid during the periods would be an increase of $10.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual account fee of $10 will be assessed on accounts whose balances are

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT 11 below $10,000 (for any reason, including market fluctuation). This fee will not apply to certain qualifying institutional investors. If your account value is below $10,000, the impact to your ending account value would be a decrease of $10 and the total expenses paid during the periods would be an increase of $10.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                             FEB. 1, 2007    JULY 31, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class D
   Actual(b)                    $1,000         $1,018.00         $2.95           .59%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,021.87         $2.96           .59%
 Class E
   Actual(b)                    $1,000         $1,019.80         $1.90           .38%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,022.91         $1.91           .38%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended July 31, 2007: +1.80% for Class D and +1.98% for Class E.

--------------------------------------------------------------------------------

 12 RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.3%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (2.8%)
Boeing                                               15,064              $1,558,069
General Dynamics                                      7,740                 608,054
Goodrich                                              2,399                 150,921
Honeywell Intl                                       14,915                 857,762
L-3 Communications Holdings                           2,395                 233,656
Lockheed Martin                                       6,783                 667,990
Northrop Grumman                                      6,596                 501,956
Precision Castparts                                   2,625                 359,783
Raytheon                                              8,487                 469,840
Rockwell Collins                                      3,201                 219,909
United Technologies                                  19,012               1,387,305
                                                                    ---------------
Total                                                                     7,015,245
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.9%)
CH Robinson Worldwide                                 3,285                 159,815
FedEx                                                 5,894                 652,702
United Parcel Service Cl B                           20,262               1,534,238
                                                                    ---------------
Total                                                                     2,346,755
-----------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                                   14,934                 233,866
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber                                3,942(b)              113,214
Johnson Controls                                      3,782                 427,934
                                                                    ---------------
Total                                                                       541,148
-----------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Ford Motor                                           35,967                 306,079
General Motors                                       10,829                 350,859
Harley-Davidson                                       4,933                 282,760
                                                                    ---------------
Total                                                                       939,698
-----------------------------------------------------------------------------------

BEVERAGES (2.1%)
Anheuser-Busch Companies                             14,541                 709,165
Brown-Forman Cl B                                     1,510                 100,324
Coca-Cola                                            38,434               2,002,796
Coca-Cola Enterprises                                 5,341                 121,027

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
BEVERAGES (CONT.)
Constellation Brands Cl A                             3,705(b)              $81,251
Molson Coors Brewing Cl B                               912                  81,113
Pepsi Bottling Group                                  2,524                  84,453
PepsiCo                                              31,164               2,044,981
                                                                    ---------------
Total                                                                     5,225,110
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (1.2%)
Amgen                                                22,200(b)            1,193,028
Biogen Idec                                           5,494(b)              310,631
Celgene                                               7,270(b)              440,271
Genzyme                                               5,027(b)              317,053
Gilead Sciences                                      17,870(b)              665,300
                                                                    ---------------
Total                                                                     2,926,283
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
American Standard Companies                           3,371                 182,203
Masco                                                 7,224                 196,565
                                                                    ---------------
Total                                                                       378,768
-----------------------------------------------------------------------------------

CAPITAL MARKETS (3.4%)
American Capital Strategies                           3,375                 128,149
Ameriprise Financial                                  4,505                 271,516
Bank of New York Mellon                              21,613                 919,633
Bear Stearns Companies                                2,266                 274,685
Charles Schwab                                       19,362                 389,757
E*TRADE Financial                                     8,160(b)              151,123
Federated Investors Cl B                              1,690                  60,857
Franklin Resources                                    3,145                 400,579
Goldman Sachs Group                                   7,821               1,473,007
Janus Capital Group                                   3,554                 106,833
Legg Mason                                            2,510                 225,900
Lehman Brothers Holdings                             10,184                 631,408
Merrill Lynch & Co                                   16,645               1,235,059

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CAPITAL MARKETS (CONT.)
Morgan Stanley                                       20,161              $1,287,683
Northern Trust                                        3,610                 225,481
State Street                                          7,403                 496,223
T Rowe Price Group                                    5,076                 264,612
                                                                    ---------------
Total                                                                     8,542,505
-----------------------------------------------------------------------------------

CHEMICALS (1.6%)
Air Products & Chemicals                              4,139                 357,485
Ashland                                               1,065                  65,029
Dow Chemical                                         18,233                 792,771
Eastman Chemical                                      1,607                 110,594
Ecolab                                                3,346                 140,900
EI du Pont de Nemours & Co                           17,668                 825,627
Hercules                                              2,244(b)               46,585
Intl Flavors & Fragrances                             1,483                  74,313
Monsanto                                             10,406                 670,667
PPG Inds                                              3,149                 240,174
Praxair                                               6,098                 467,229
Rohm & Haas                                           2,718                 153,621
Sigma-Aldrich                                         2,520                 114,206
                                                                    ---------------
Total                                                                     4,059,201
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.6%)
BB&T                                                 10,367                 387,933
Comerica                                              2,985                 157,190
Commerce Bancorp                                      3,650                 122,093
Compass Bancshares                                    2,530                 175,278
Fifth Third Bancorp                                  10,520                 388,083
First Horizon Natl                                    2,415                  76,604
Huntington Bancshares                                 6,977                 133,958
KeyCorp                                               7,496                 260,036
M&T Bank                                              1,445                 153,589
Marshall & Ilsley                                     4,951                 204,031
Natl City                                            11,002                 323,349
PNC Financial Services Group                          6,593                 439,423
Regions Financial                                    13,488                 405,584
SunTrust Banks                                        6,820                 534,006
Synovus Financial                                     6,264                 175,141
US Bancorp                                           33,274                 996,556
Wachovia                                             36,589               1,727,367

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMERCIAL BANKS (CONT.)
Wells Fargo & Co                                     63,872              $2,156,958
Zions Bancorporation                                  2,100                 156,555
                                                                    ---------------
Total                                                                     8,973,734
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Allied Waste Inds                                     4,895(b)               62,999
Avery Dennison                                        1,759                 107,897
Cintas                                                2,583                  94,434
Equifax                                               2,787                 112,762
Monster Worldwide                                     2,490(b)               96,836
Pitney Bowes                                          4,208                 193,989
Robert Half Intl                                      3,192                 108,496
RR Donnelley & Sons                                   4,217                 178,210
Waste Management                                      9,892                 376,193
                                                                    ---------------
Total                                                                     1,331,816
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.7%)
ADC Telecommunications                                    1(b)                   19
Avaya                                                 8,600(b)              142,244
Ciena                                                 1,640(b)               59,909
Cisco Systems                                       116,140(b)            3,357,608
Corning                                              30,090(b)              717,346
JDS Uniphase                                          4,042(b)               57,922
Juniper Networks                                     10,840(b)              324,766
Motorola                                             44,278                 752,283
QUALCOMM                                             31,888               1,328,135
Tellabs                                               8,381(b)               95,124
                                                                    ---------------
Total                                                                     6,835,356
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (4.2%)
Apple                                                16,534(b)            2,178,520
Dell                                                 43,462(b)            1,215,632
EMC                                                  40,150(b)              743,177
Hewlett-Packard                                      50,091               2,305,689
Intl Business Machines                               26,136               2,891,948
Lexmark Intl Cl A                                     1,807(b)               71,449
NCR                                                   3,448(b)              180,055
Network Appliance                                     7,091(b)              200,959
QLogic                                                3,036(b)               40,348
SanDisk                                               4,365(b)              234,095
Sun Microsystems                                     68,304(b)              348,350
                                                                    ---------------
Total                                                                    10,410,222
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                                 1,699                 196,251
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 14 RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                      1,828                $174,976
-----------------------------------------------------------------------------------

CONSUMER FINANCE (1.0%)
American Express                                     22,737               1,331,023
Capital One Financial                                 7,891                 558,367
Discover Financial Services                          10,081(b)              232,356
SLM                                                   7,868                 386,870
                                                                    ---------------
Total                                                                     2,508,616
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Ball                                                  1,944                  99,669
Bemis                                                 2,012                  59,294
Pactiv                                                2,497(b)               78,930
Sealed Air                                            3,090                  84,203
Temple-Inland                                         2,028                 117,887
                                                                    ---------------
Total                                                                       439,983
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                         3,254                 154,825
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                     2,678(b)              158,297
H&R Block                                             6,178                 123,251
                                                                    ---------------
Total                                                                       281,548
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.9%)
Bank of America                                      84,890               4,025,484
CIT Group                                             3,660                 150,719
Citigroup                                            94,609               4,405,941
CME Group                                             1,055                 582,888
JPMorgan Chase & Co                                  65,341               2,875,657
Moody's                                               4,400                 236,720
                                                                    ---------------
Total                                                                    12,277,409
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.1%)
AT&T                                                117,940               4,618,530
CenturyTel                                            2,091                  95,914
Citizens Communications                               6,555                  94,589
Embarq                                                2,893                 178,758
Qwest Communications Intl                            29,705(b)              253,384
Verizon Communications                               55,539               2,367,072
Windstream                                            9,113                 125,395
                                                                    ---------------
Total                                                                     7,733,642
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ELECTRIC UTILITIES (1.8%)
Allegheny Energy                                      3,165(b)             $165,308
American Electric Power                               7,623                 331,524
Duke Energy                                          24,094                 410,321
Edison Intl                                           6,224                 329,187
Entergy                                               3,764                 376,249
Exelon                                               12,864                 902,411
FirstEnergy                                           5,841                 354,841
FPL Group                                             7,776                 448,908
Pinnacle West Capital                                 1,919                  71,924
PPL                                                   7,364                 347,139
Progress Energy                                       4,856                 212,013
Southern                                             14,381                 483,777
                                                                    ---------------
Total                                                                     4,433,602
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Cooper Inds Cl A                                      3,496                 185,008
Emerson Electric                                     15,206                 715,747
Rockwell Automation                                   3,021                 211,440
                                                                    ---------------
Total                                                                     1,112,195
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Agilent Technologies                                  7,560(b)              288,414
Jabil Circuit                                         3,430                  77,278
Molex                                                 2,710                  76,801
Solectron                                            17,298(b)               65,040
Tektronix                                             1,558                  51,180
Tyco Electronics                                      9,479(b)              339,530
                                                                    ---------------
Total                                                                       898,243
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.3%)
Baker Hughes                                          6,122                 483,944
BJ Services                                           5,606                 146,597
ENSCO Intl                                            2,850                 174,050
Halliburton                                          17,488                 629,918
Nabors Inds                                           5,394(b,c)            157,721
Natl Oilwell Varco                                    3,410(b)              409,575
Noble                                                 2,564                 262,707
Rowan Companies                                       2,114                  89,190
Schlumberger                                         22,552               2,136,125
Smith Intl                                            3,835                 235,507
Transocean                                            5,507(b)              591,727
Weatherford Intl                                      6,460(b)              357,432
                                                                    ---------------
Total                                                                     5,674,493
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.3%)
Costco Wholesale                                      8,544                 510,931
CVS Caremark                                         29,526               1,039,020

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
FOOD & STAPLES RETAILING (CONT.)
Kroger                                               13,547                $351,680
Safeway                                               8,435                 268,823
SUPERVALU                                             3,979                 165,805
SYSCO                                                11,819                 376,790
Walgreen                                             19,152                 846,135
Wal-Mart Stores                                      46,373               2,130,840
Whole Foods Market                                    2,695                  99,823
                                                                    ---------------
Total                                                                     5,789,847
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.4%)
Archer-Daniels-Midland                               12,488                 419,596
Campbell Soup                                         4,146                 152,697
ConAgra Foods                                         9,518                 241,281
Dean Foods                                            2,475                  71,206
General Mills                                         6,628                 368,649
Hershey                                               3,272                 150,839
HJ Heinz                                              6,202                 271,400
Kellogg                                               4,791                 248,222
Kraft Foods Cl A                                     30,679               1,004,736
McCormick & Co                                        2,480                  84,717
Sara Lee                                             14,050                 222,693
Tyson Foods Cl A                                      4,825                 102,773
WM Wrigley Jr                                         4,117                 237,469
                                                                    ---------------
Total                                                                     3,576,278
-----------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                                   861                  33,932
Questar                                               3,280                 168,887
                                                                    ---------------
Total                                                                       202,819
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
Bausch & Lomb                                         1,035                  66,168
Baxter Intl                                          12,476                 656,238
Becton Dickinson & Co                                 4,690                 358,128
Boston Scientific                                    22,695(b)              298,439
Covidien                                              9,479(b,c)            388,155
CR Bard                                               1,984                 155,684
Hospira                                               2,976(b)              115,082
Medtronic                                            22,038               1,116,666
St. Jude Medical                                      6,466(b)              278,943
Stryker                                               5,708                 356,350
Varian Medical Systems                                2,440(b)               99,552
Zimmer Holdings                                       4,534(b)              352,564
                                                                    ---------------
Total                                                                     4,241,969
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HEALTH CARE PROVIDERS & SERVICES (2.2%)
Aetna                                                 9,888                $475,316
AmerisourceBergen                                     3,662                 172,517
Cardinal Health                                       7,355                 483,444
CIGNA                                                 5,497                 283,865
Coventry Health Care                                  2,990(b)              166,872
Express Scripts                                       5,210(b)              261,177
Five Star Quality Care                                   --(b)                    2
Humana                                                3,215(b)              206,049
Laboratory Corp of America Holdings                   2,248(b)              166,015
Manor Care                                            1,401                  88,753
McKesson                                              5,651                 326,402
Medco Health Solutions                                5,360(b)              435,607
Patterson Companies                                   2,665(b)               95,594
Quest Diagnostics                                     3,030                 168,074
Tenet Healthcare                                      9,061(b)               46,936
UnitedHealth Group                                   25,626               1,241,067
WellPoint                                            11,742(b)              882,059
                                                                    ---------------
Total                                                                     5,499,749
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                            3,741                 105,234
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.5%)
Carnival Unit                                         8,470                 375,306
Darden Restaurants                                    2,694                 114,684
Harrah's Entertainment                                3,580                 303,190
Hilton Hotels                                         7,450                 329,365
Intl Game Technology                                  6,356                 224,494
Marriott Intl Cl A                                    6,278                 260,851
McDonald's                                           22,826               1,092,680
Starbucks                                            14,168(b)              378,002
Starwood Hotels & Resorts Worldwide                   4,122                 259,521
Wendy's Intl                                          1,665                  58,325
Wyndham Worldwide                                     3,486(b)              117,304
Yum! Brands                                          10,002                 320,464
                                                                    ---------------
Total                                                                     3,834,186
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Black & Decker                                        1,262                 109,251
Centex                                                2,276                  84,918
DR Horton                                             5,230                  85,354
Fortune Brands                                        2,927                 237,964
Harman Intl Inds                                      1,255                 145,580
KB HOME                                               1,466                  46,633
Leggett & Platt                                       3,389                  70,254

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HOUSEHOLD DURABLES (CONT.)
Lennar Cl A                                           2,660                 $81,556
Newell Rubbermaid                                     5,340                 141,243
Pulte Homes                                           4,068                  78,675
Snap-On                                               1,101                  57,615
Stanley Works                                         1,593                  88,141
Whirlpool                                             1,514                 154,595
                                                                    ---------------
Total                                                                     1,381,779
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.1%)
Clorox                                                2,891                 174,790
Colgate-Palmolive                                     9,778                 645,348
Kimberly-Clark                                        8,725                 586,931
Procter & Gamble                                     60,233               3,726,013
                                                                    ---------------
Total                                                                     5,133,082
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
AES                                                  12,763(b)              250,793
Constellation Energy Group                            3,461                 290,032
Dynegy Cl A                                           7,702(b)               68,625
TXU                                                   8,772                 572,373
                                                                    ---------------
Total                                                                     1,181,823
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.8%)
3M                                                   13,776               1,224,962
General Electric                                    196,800               7,627,968
Textron                                               2,393                 270,146
Tyco Intl                                             9,479(c)              448,250
                                                                    ---------------
Total                                                                     9,571,326
-----------------------------------------------------------------------------------

INSURANCE (4.5%)
ACE                                                   6,220(c)              359,018
AFLAC                                                 9,356                 487,635
Allstate                                             11,618                 617,497
Ambac Financial Group                                 1,953                 131,144
American Intl Group                                  49,618(e)            3,184,482
Aon                                                   5,613(e)              224,745
Assurant                                              1,910                  96,875
Chubb                                                 7,678                 387,048
Cincinnati Financial                                  3,284                 128,733
Genworth Financial Cl A                               8,000                 244,160
Hartford Financial Services Group                     6,052                 555,997
Lincoln Natl                                          5,174                 312,096
Loews                                                 8,527                 404,180

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INSURANCE (CONT.)
Marsh & McLennan Companies                           10,616                $292,471
MBIA                                                  2,493                 139,857
MetLife                                              14,185                 854,221
Principal Financial Group                             5,125                 288,999
Progressive                                          14,080                 295,398
Prudential Financial                                  8,942                 792,529
Safeco                                                2,017                 117,934
Torchmark                                             1,826                 112,372
Travelers Companies                                  12,701                 644,957
UnumProvident                                         6,552                 159,214
XL Capital Cl A                                       3,565(c)              277,571
                                                                    ---------------
Total                                                                    11,109,133
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Amazon.com                                            5,945(b)              466,921
IAC/InterActiveCorp                                   4,180(b)              120,133
                                                                    ---------------
Total                                                                       587,054
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.4%)
Akamai Technologies                                   3,155(b)              107,144
eBay                                                 21,652(b)              701,525
Google Cl A                                           4,170(b)            2,126,699
VeriSign                                              4,690(b)              139,246
Yahoo!                                               23,134(b)              537,866
                                                                    ---------------
Total                                                                     3,612,480
-----------------------------------------------------------------------------------

IT SERVICES (1.1%)
Affiliated Computer Services Cl A                     1,895(b)              101,686
Automatic Data Processing                            10,586                 491,402
Cognizant Technology Solutions Cl A                   2,750(b)              222,695
Computer Sciences                                     3,310(b)              184,301
Convergys                                             2,627(b)               50,044
Electronic Data Systems                               9,738                 262,829
Fidelity Natl Information Services                    3,120                 154,846
First Data                                           14,433                 458,825
Fiserv                                                3,217(b)              158,984
Paychex                                               6,517                 269,673

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
IT SERVICES (CONT.)
Unisys                                                6,658(b)              $53,863
Western Union                                        14,773                 294,721
                                                                    ---------------
Total                                                                     2,703,869
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick                                             1,730                  48,371
Eastman Kodak                                         5,512                 139,178
Hasbro                                                3,043                  85,265
Mattel                                                7,534                 172,604
                                                                    ---------------
Total                                                                       445,418
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Applera-Applied Biosystems Group                      3,514(d)              109,707
Millipore                                             1,026(b)               80,654
PerkinElmer                                           2,284                  63,564
Thermo Fisher Scientific                              8,068(b)              421,230
Waters                                                1,934(b)              112,675
                                                                    ---------------
Total                                                                       787,830
-----------------------------------------------------------------------------------

MACHINERY (1.7%)
Caterpillar                                          12,246                 964,984
Cummins                                               1,990                 236,213
Danaher                                               4,548                 339,645
Deere & Co                                            4,294                 517,083
Dover                                                 3,919                 199,869
Eaton                                                 2,810                 273,076
Illinois Tool Works                                   7,876                 433,574
Ingersoll-Rand Cl A                                   5,768(c)              290,246
ITT                                                   3,484                 219,074
PACCAR                                                4,758                 389,300
Pall                                                  2,341                  97,198
Parker Hannifin                                       2,228                 219,859
Terex                                                 1,980(b)              170,775
                                                                    ---------------
Total                                                                     4,350,896
-----------------------------------------------------------------------------------

MEDIA (3.3%)
CBS Cl B                                             14,021                 444,746
Clear Channel Communications                          9,500                 350,550
Comcast Cl A                                         59,520(b)            1,563,591
DIRECTV Group                                        14,750(b)              330,548
Dow Jones & Co                                        1,261                  72,356
EW Scripps Cl A                                       1,595                  65,347
Gannett                                               4,491                 224,101
Interpublic Group of Companies                        8,971(b)               94,106

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MEDIA (CONT.)
McGraw-Hill Companies                                 6,574                $397,727
Meredith                                                749                  42,311
New York Times Cl A                                   2,754                  62,956
News Corp Cl A                                       44,550                 940,896
Omnicom Group                                         6,336                 328,648
Time Warner                                          72,416               1,394,732
Tribune                                               1,604                  44,848
Viacom Cl B                                          13,191(b)              505,215
Walt Disney                                          37,913               1,251,129
                                                                    ---------------
Total                                                                     8,113,807
-----------------------------------------------------------------------------------

METALS & MINING (1.0%)
Alcoa                                                16,618                 634,807
Allegheny Technologies                                1,944                 203,984
Freeport-McMoRan Copper & Gold                        7,172                 674,024
Newmont Mining                                        8,625                 360,094
Nucor                                                 5,774                 289,855
United States Steel                                   2,251                 221,251
                                                                    ---------------
Total                                                                     2,384,015
-----------------------------------------------------------------------------------

MULTILINE RETAIL (1.0%)
Big Lots                                              2,104(b)               54,409
Dillard's Cl A                                        1,166                  34,852
Family Dollar Stores                                  2,886                  85,483
JC Penney                                             4,307                 293,048
Kohl's                                                6,169(b)              375,075
Macy's                                                8,782                 316,767
Nordstrom                                             4,284                 203,833
Sears Holdings                                        1,575(b)              215,444
Target                                               16,281                 986,141
                                                                    ---------------
Total                                                                     2,565,052
-----------------------------------------------------------------------------------

MULTI-UTILITIES (1.1%)
Ameren                                                3,942                 189,137
CenterPoint Energy                                    6,131                 101,039
CMS Energy                                            4,284                  69,229
Consolidated Edison                                   5,170                 225,826
Dominion Resources                                    6,714                 565,452
DTE Energy                                            3,378                 156,672
Integrys Energy Group                                 1,458                  72,156
KeySpan                                               3,354                 139,359
NiSource                                              5,241                  99,946
PG&E                                                  6,721                 287,726
Public Service Enterprise Group                       4,840                 416,966
Sempra Energy                                         5,036                 265,498

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MULTI-UTILITIES (CONT.)
TECO Energy                                           4,005                 $64,641
Xcel Energy                                           7,830                 158,949
                                                                    ---------------
Total                                                                     2,812,596
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                17,932(b)              313,093
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.0%)
Anadarko Petroleum                                    8,880                 446,930
Apache                                                6,340                 512,526
Chesapeake Energy                                     7,825                 266,363
Chevron                                              41,106               3,504,698
ConocoPhillips                                       31,266               2,527,543
CONSOL Energy                                         3,480                 144,942
Devon Energy                                          8,508                 634,782
El Paso                                              13,405                 223,193
EOG Resources                                         4,676                 327,788
Exxon Mobil                                         107,754               9,173,099
Hess                                                  5,223                 319,648
Kinder Morgan Management LLC                              1(b)                   27
Marathon Oil                                         13,106                 723,451
Murphy Oil                                            3,595                 223,034
Occidental Petroleum                                 15,944                 904,344
Peabody Energy                                        5,060                 213,836
Spectra Energy                                       12,077                 307,601
Sunoco                                                2,336                 155,858
Valero Energy                                        10,510                 704,275
Williams Companies                                   11,464                 369,714
XTO Energy                                            7,346                 400,577
                                                                    ---------------
Total                                                                    22,084,229
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                            8,331                 308,830
MeadWestvaco                                          3,533                 114,964
Weyerhaeuser                                          4,127                 294,007
                                                                    ---------------
Total                                                                       717,801
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Avon Products                                         8,394                 302,268
Estee Lauder Companies Cl A                           2,245                 101,070
                                                                    ---------------
Total                                                                       403,338
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

PHARMACEUTICALS (6.2%)
Abbott Laboratories                                  29,455              $1,493,074
Allergan                                              5,888                 342,269
Barr Pharmaceuticals                                  2,110(b)              108,074
Bristol-Myers Squibb                                 37,651               1,069,665
Eli Lilly & Co                                       18,872               1,020,786
Forest Laboratories                                   6,080(b)              244,416
Johnson & Johnson                                    55,419               3,352,850
King Pharmaceuticals                                  4,659(b)               79,250
Merck & Co                                           41,457               2,058,340
Mylan Laboratories                                    4,745                  76,062
Pfizer                                              134,256               3,156,359
Schering-Plough                                      28,491                 813,133
Watson Pharmaceuticals                                1,968(b)               59,867
Wyeth                                                25,723               1,248,080
                                                                    ---------------
Total                                                                    15,122,225
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.1%)
Apartment Investment & Management Cl A                1,850                  78,163
Archstone-Smith Trust                                 4,260                 244,567
AvalonBay Communities                                 1,525                 164,654
Boston Properties                                     2,280                 215,437
Developers Diversified Realty                         2,395                 114,960
Equity Residential                                    5,560                 221,344
General Growth Properties                             4,690                 225,026
Host Hotels & Resorts                                 9,980                 210,778
Kimco Realty                                          4,350                 162,386
Plum Creek Timber                                     3,376                 131,191
ProLogis                                              4,905                 279,094
Public Storage                                        2,345                 164,361
Simon Property Group                                  4,276                 370,001
Vornado Realty Trust                                  2,490                 266,505
                                                                    ---------------
Total                                                                     2,848,467
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CB Richard Ellis Group Cl A                           3,595(b)              125,537
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ROAD & RAIL (0.8%)
Burlington Northern Santa Fe                          6,806                $559,045
CSX                                                   8,366                 396,632
Norfolk Southern                                      7,528                 404,856
Ryder System                                          1,168                  63,504
Union Pacific                                         5,187                 617,979
                                                                    ---------------
Total                                                                     2,042,016
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Advanced Micro Devices                               10,540(b)              142,712
Altera                                                6,802                 157,806
Analog Devices                                        6,250                 221,563
Applied Materials                                    26,437                 582,671
Broadcom Cl A                                         8,891(b)              291,714
Intel                                               111,210               2,626,779
KLA-Tencor                                            3,656                 207,624
Linear Technology                                     4,847                 172,796
LSI                                                  14,738(b)              106,114
Maxim Integrated Products                             6,127                 194,226
MEMC Electronic Materials                             4,280(b)              262,450
Micron Technology                                    14,479(b)              171,866
Natl Semiconductor                                    5,340                 138,787
Novellus Systems                                      2,415(b)               68,876
NVIDIA                                                6,948(b)              317,940
Teradyne                                              3,632(b)               56,986
Texas Instruments                                    27,414                 964,698
Xilinx                                                5,704                 142,600
                                                                    ---------------
Total                                                                     6,828,208
-----------------------------------------------------------------------------------

SOFTWARE (3.2%)
Adobe Systems                                        11,238(b)              452,779
Autodesk                                              4,428(b)              187,614
BMC Software                                          3,893(b)              111,807
CA                                                    7,863                 197,204
Citrix Systems                                        3,459(b)              125,112
Compuware                                             5,765(b)               53,787
Electronic Arts                                       5,922(b)              288,046
Intuit                                                6,558(b)              187,821
Microsoft                                           161,034               4,668,376
Novell                                                6,672(b)               44,769
Oracle                                               75,721(b)            1,447,786
Symantec                                             17,228(b)              330,778
                                                                    ---------------
Total                                                                     8,095,879
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SPECIALTY RETAIL (1.8%)
Abercrombie & Fitch Cl A                              1,700                $118,830
AutoNation                                            2,895(b)               56,395
AutoZone                                                909(b)              115,270
Bed Bath & Beyond                                     5,239(b)              181,479
Best Buy                                              7,754                 345,751
Circuit City Stores                                   2,646                  31,487
Gap                                                  10,146                 174,511
Home Depot                                           37,751               1,403,204
Limited Brands                                        6,537                 157,869
Lowe's Companies                                     28,790                 806,408
Office Depot                                          5,285(b)              131,914
OfficeMax                                             1,450                  47,676
RadioShack                                            2,600                  65,338
Sherwin-Williams                                      2,105                 146,697
Staples                                              13,671                 314,706
Tiffany & Co                                          2,624                 126,608
TJX Companies                                         8,710                 241,703
                                                                    ---------------
Total                                                                     4,465,846
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                                 7,110(b)              323,221
Jones Apparel Group                                   2,090                  52,166
Liz Claiborne                                         1,998                  70,210
Nike Cl B                                             7,248                 409,149
Polo Ralph Lauren                                     1,175                 104,986
VF                                                    1,702                 146,015
                                                                    ---------------
Total                                                                     1,105,747
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.2%)
Countrywide Financial                                11,358                 319,955
Fannie Mae                                           18,604               1,113,264
Freddie Mac                                          12,666                 725,382
Hudson City Bancorp                                   9,270                 113,279
MGIC Investment                                       1,591                  61,508
Sovereign Bancorp                                     6,920                 132,449
Washington Mutual                                    16,999                 637,972
                                                                    ---------------
Total                                                                     3,103,809
-----------------------------------------------------------------------------------

TOBACCO (1.2%)
Altria Group                                         40,239               2,674,686
Reynolds American                                     3,266                 199,781
UST                                                   3,076                 164,720
                                                                    ---------------
Total                                                                     3,039,187
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 20 RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                           1,357                $118,548
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
ALLTEL                                                6,613                 436,127
Sprint Nextel                                        55,356               1,136,459
TeleCorp PCS Escrow                                     520(b)                   --
                                                                    ---------------
Total                                                                     1,572,586
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $184,920,248)                                                   $247,622,248
-----------------------------------------------------------------------------------

MONEY MARKET FUND (0.6%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  1,495,213(f)           $1,495,213
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $1,495,213)                                                       $1,495,213
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $186,415,461)(g)                                                $249,117,461
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2007, the value of foreign securities represented 0.8% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

TYPE OF SECURITY                                                     CONTRACTS
------------------------------------------------------------------------------
PURCHASE CONTRACTS
E-Mini S&P 500 Index, Sept. 2007                                        19

(f)  Affiliated Money Market Fund -- See Note 6 to the financial statements.

(g) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $186,415,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $67,041,000
Unrealized depreciation                                             (4,339,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $62,702,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT  21

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $184,920,248)          $247,622,248
   Affiliated money market fund (identified cost $1,495,213)
      (Note 6)                                                     1,495,213
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $186,415,461)                                                 249,117,461
Capital shares receivable                                             11,680
Dividends and accrued interest receivable                            238,344
----------------------------------------------------------------------------
Total assets                                                     249,367,485
----------------------------------------------------------------------------
LIABILITIES
Variation margin payable                                              16,702
Accrued investment management services fee                             1,523
Accrued distribution fee                                                 383
Accrued transfer agency fee                                              381
Accrued administrative services fee                                      415
Accrued plan administration services fee                                 808
Other accrued expenses                                                91,956
----------------------------------------------------------------------------
Total liabilities                                                    112,168
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $249,255,317
============================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $    440,365
Additional paid-in capital                                       192,269,271
Undistributed net investment income                                2,701,139
Accumulated net realized gain (loss) (Note 8)                     (8,798,140)
Unrealized appreciation (depreciation) on investments (Note
   5)                                                             62,642,682
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $249,255,317
============================================================================

Net assets applicable to outstanding shares:  Class D                         $ 55,221,505
                                              Class E                         $194,033,812
Net asset value per share of outstanding
   capital stock:                             Class D shares     9,795,658    $       5.64
                                              Class E shares    34,240,793    $       5.67
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 22 RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                         $  2,635,143
Income distributions from affiliated money market fund (Note
   6)                                                                  116,109
Fee income from securities lending (Note 3)                              1,459
--------------------------------------------------------------------------------
Total income                                                         2,752,711
--------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                     307,109
Distribution fee -- Class D                                             71,066
Transfer agency fee
   Class D                                                              21,025
   Class E                                                              55,584
Administrative services fees and expenses                               83,757
Plan administration services fee -- Class E                            166,752
Compensation of board members                                            2,271
Custodian fees                                                          21,988
Printing and postage                                                    27,150
Registration fees                                                       16,550
Licensing fees                                                          13,575
Professional fees                                                       14,213
Other                                                                    3,256
--------------------------------------------------------------------------------
Total expenses                                                         804,296
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                         (216,902)
--------------------------------------------------------------------------------
Total net expenses                                                     587,394
--------------------------------------------------------------------------------
Investment income (loss) -- net                                      2,165,317
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                   19,114,898
   Futures contracts                                                   226,345
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                             19,341,243
Net change in unrealized appreciation (depreciation) on
   investments                                                     (15,066,066)
--------------------------------------------------------------------------------
Net gain (loss) on investments                                       4,275,177
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                     $  6,440,494
================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED    JAN. 31, 2007
                                                         JULY 31, 2007       YEAR ENDED
                                                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $  2,165,317      $  4,056,629
Net realized gain (loss) on investments                     19,341,243        12,547,435
Net change in unrealized appreciation (depreciation)
   on investments                                          (15,066,066)       16,933,603
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                6,440,494        33,537,667
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class D                                                       --          (726,500)
      Class E                                                       --        (3,022,262)
-----------------------------------------------------------------------------------------
Total distributions                                                 --        (3,748,762)
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class D shares                                            2,824,072         4,488,821
   Class E shares                                           13,355,259        55,850,785
Reinvestment of distributions at net asset value
   Class D shares                                                   --           726,011
   Class E shares                                                   --         3,022,262
Payments for redemptions
   Class D shares                                           (5,948,041)      (17,340,192)
   Class E shares                                          (65,875,779)      (59,156,897)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                            (55,644,489)      (12,409,210)
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (49,203,995)       17,379,695
Net assets at beginning of period                          298,459,312       281,079,617
-----------------------------------------------------------------------------------------
Net assets at end of period                               $249,255,317      $298,459,312
=========================================================================================
Undistributed net investment income                       $  2,701,139      $    535,822
-----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 24 RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to July 31, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). While the Fund may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Fund offers Class D and Class E shares which are sold without a sales charge. Class E shares are only available to Ameriprise brokerage accounts or qualifying institutional investors.

Both classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differs between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT  25

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), as administrator to the Fund and the parent company of RiverSource Investments, LLC (the Investment Manager) will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

As part of its indexing strategy, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid. At July 31, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

As part of its indexing strategy, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

--------------------------------------------------------------------------------

 26 RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At July 31, 2007, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT 27 certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 has been adopted by the Fund and there is no material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.22% to

--------------------------------------------------------------------------------

 28 RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT

0.12% annually as the Fund's assets increase. The management fee for the six months ended July 31, 2007, was 0.22% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase.

Other expenses in the amount of $333 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent registered public accounting firm services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual per shareholder account fee for Class D of $19.50 per account. The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class E.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive for Class D. This fee is included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D shares.

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT  29

The Fund has a Plan Administration Services Agreement with the Transfer Agent. The fee is calculated at a rate of 0.15% of the Fund's average daily net assets attributable to Class E shares.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended July 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), were 0.59% for Class D and 0.38% for Class
E. Of these waived fees and expenses, the transfer agency fees waived for Class D and Class E were $3,969 and $111,168, respectively, and the management fees waived at the Fund level were $101,765. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.59% for Class D and 0.38% for Class E of the Fund's average daily net assets until Jan. 31, 2008, unless sooner terminated at the discretion of the Board.

Shares held in the Fund for less than 180 days are subject to a redemption fee of 0.50% of the proceeds of the redeemed shares. The redemption fee is retained by the Fund and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 is charged and deducted from the shareholder's account.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $5,716,829 and $55,592,489, respectively, for the six months ended July 31, 2007. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $1,459 for the six months ended July 31, 2007. Expenses paid to the Investment Manager were $206 for the six months ended July 31, 2007, which are included in other expenses. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------

 30 RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                          SIX MONTHS ENDED JULY 31, 2007
                                       ISSUED FOR
                                       REINVESTED                             NET
                           SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
-----------------------------------------------------------------------------------------
Class D                    493,507            --        (1,040,039)         (546,532)
Class E                  2,320,460            --       (11,456,949)       (9,136,489)

                                             YEAR ENDED JAN. 31, 2007
                                        ISSUED FOR
                                        REINVESTED                             NET
                            SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
------------------------------------------------------------------------------------------
Class D                     866,525       132,726        (3,409,116)       (2,409,865)
Class E                  10,401,833       549,471       (11,715,384)         (764,080)

5. STOCK INDEX FUTURES CONTRACTS

At July 31, 2007, investments in securities included securities valued at $431,892 that were pledged as collateral to cover initial margin deposits on 19 open purchase contracts. The notional market value of the open purchase contracts at July 31, 2007 was $1,388,805 with a net unrealized loss of $59,319. See "Summary of significant accounting policies" and "Notes to investments in securities."

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. Cost of purchases and proceeds from sales of securities aggregated $54,944,640 and $58,564,840, respectively, for the six months ended July 31, 2007.

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT 31 the credit facility at a rate of 0.06% per annum. The Fund had no borrowings under the facility outstanding during the six months ended July 31, 2007.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $10,331,119 at Jan. 31, 2007, that if not offset by capital gains will expire as follows:

   2009         2010         2013
$2,387,603   $5,430,872   $2,512,644

As a result of prior mergers, the Fund acquired capital loss carry-overs and unrealized capital losses, which are limited by Internal Revenue Code Section 382.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs may file a notice of appeal with the Eighth Circuit Court of Appeals within 30 days from the date of judgment.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing

--------------------------------------------------------------------------------

 32 RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT  33

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 34 RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS D

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,            2007(H)           2007           2006           2005           2004
Net asset value, beginning of period      $5.54          $4.92          $4.55          $4.38          $3.31
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04(b)         .08            .07            .07            .04
Net gains (losses) (both realized and
 unrealized)                                .06(b)         .61            .36            .17           1.07
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .10            .69            .43            .24           1.11
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.07)          (.06)          (.07)          (.04)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.64          $5.54          $4.92          $4.55          $4.38
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $55            $57            $63            $69            $70
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d),(e)                     .59%(f)        .59%           .62%           .62%           .64%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.37%(f)       1.40%          1.26%          1.41%          1.13%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           2%            20%             7%             6%             4%
-----------------------------------------------------------------------------------------------------------
Total return                              1.80%(g)      14.05%          9.56%          5.43%         33.72%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund before reduction of earning and bank fee credits on cash balances.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class D would have been 0.67% for the six months ended July 31, 2007 and 0.79%, 0.85%, 0.82% and 0.69% for the years ended Jan. 31, 2007, 2006, 2005 and 2004, respectively.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Not annualized.
(h)  Six months ended July 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT  35

CLASS E

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,           2007(H)            2007           2006           2005           2004
Net asset value, beginning of period      $5.56          $4.95          $4.57          $4.39          $3.32
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .05(b)         .09            .08            .08            .05
Net gains (losses) (both realized and
 unrealized)                                .06(b)         .60            .38            .18           1.07
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .11            .69            .46            .26           1.12
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.08)          (.08)          (.08)          (.05)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.67          $5.56          $4.95          $4.57          $4.39
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $194           $241           $218           $301           $398
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d),(e)                     .38%(f)        .34%           .37%           .38%           .39%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.60%(f)       1.64%          1.52%          1.64%          1.37%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           2%            20%             7%             6%             4%
-----------------------------------------------------------------------------------------------------------
Total return                              1.98%(g)      14.05%         10.03%          5.90%         33.91%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund before reduction of earning and bank fee credits on cash balances.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class E would have been 0.55% for the six months ended July 31, 2007 and 0.56%, 0.60%, 0.56% and 0.44% for the years ended Jan. 31, 2007, 2006, 2005 and 2004, respectively.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Not annualized.
(h)  Six months ended July 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). The Fund's Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the IMS Agreement. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Fund's operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Fund. The Board also reviewed the financial condition of RiverSource and the entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT  37

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2005. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make

--------------------------------------------------------------------------------

 38 RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2008 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Jan. 31, 2007 and the year ended Jan. 31, 2006 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT 39 scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

 40 RIVERSOURCE S&P 500 INDEX FUND -- 2007 SEMIANNUAL REPORT

     RIVERSOURCE(R) S&P 500 INDEX FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc. and Ameriprise Financial
                                        Services, Inc., Members FINRA, and managed by
                                        RiverSource Investments, LLC. These companies
       (RIVERSOURCE INVESTMENTS LOGO)   are part of Ameriprise Financial, Inc.                             S-6436 J (9/07)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
SMALL COMPANY INDEX FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JULY 31, 2007


RIVERSOURCE SMALL COMPANY INDEX
FUND SEEKS TO PROVIDE SHAREHOLDERS
WITH LONG-TERM CAPITAL
APPRECIATION.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     11

Investments in Securities...........     13

Financial Statements................     24

Notes to Financial Statements.......     27

Approval of Investment Management
   Services Agreement...............     40

Proxy Voting........................     42

Change in Independent Registered
   Public Accounting Firm...........     42

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

 2 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT JULY 31, 2007

FUND OBJECTIVE

RiverSource Small Company Index Fund seeks to provide shareholders with long-term capital appreciation.

SECTOR BREAKDOWN*

Percentage of portfolio assets
(PIE CHART)

Industrials                                                                      18.0%
Information Technology                                                           16.3%
Consumer Discretionary                                                           14.2%
Financials                                                                       13.8%
Health Care                                                                      11.1%
Cash & Cash Equivalents(2)                                                        7.3%
Other(1)                                                                         19.3%

 * Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Energy 6.0%, Materials 5.1%, Utilities 4.5%, Consumer Staples 3.5% and Telecommunication Services 0.2%.
(2) Of the 7.3%, 4.8% is due to security lending activity and 2.5% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

Manitowoc                             0.8%
Shaw Group                            0.7%
crocs                                 0.6%
Trimble Navigation                    0.6%
Chaparral Steel                       0.6%
Energen                               0.6%
Varian Semiconductor Equipment
   Associates                         0.6%
Helix Energy Solutions Group          0.6%
Respironics                           0.5%
Southern Union                        0.5%

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Investments in small-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

               RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT JULY 31, 2007

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
                           LARGE
                           MEDIUM        SIZE
         X                 SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                             YEARS IN INDUSTRY
David Factor, CFA                      11

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     ISIAX          08/19/96
Class B                     ISIBX          08/19/96
Class R4                    ISCYX          08/19/96
Total net assets                        $940.9 million
Number of holdings                              601

--------------------------------------------------------------------------------

 4 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended July 31, 2007

                                  (BAR CHART)

RiverSource Small Company Index Fund Class A
  (excluding sales charge)                              +0.60

S&P SmallCap 600 Index(1) (unmanaged)                   +1.00

Lipper Small-Cap Core Funds Index(2)                    +1.98

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           0.92%                        0.77%
Class B                                           1.68%                        1.53%
Class R4                                          0.78%                        0.68%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.77% for Class A, 1.53% for Class B and 0.68% for Class R4.

--------------------------------------------------------------------------------

               RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JULY 31, 2007
                                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 8/19/96)          +0.60%     +13.24%   +13.70%   +15.70%    +8.95%     +10.62%
 Class B (inception 8/19/96)          +0.27%     +12.47%   +12.87%   +14.83%    +8.13%      +9.79%
 Class R4 (inception 8/19/96)         +0.58%     +13.35%   +13.86%   +15.89%    +9.12%     +10.79%

WITH SALES CHARGE
 Class A (inception 8/19/96)          -5.18%      +6.73%   +11.48%   +14.34%    +8.31%     +10.02%
 Class B (inception 8/19/96)          -4.73%      +7.65%   +11.81%   +14.60%    +8.13%      +9.79%

AT JUNE 30, 2007
                                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 8/19/96)          +8.13%     +15.24%   +13.53%   +13.41%   +10.19%     +11.25%
 Class B (inception 8/19/96)          +7.77%     +14.35%   +12.66%   +12.57%    +9.35%     +10.41%
 Class R4 (inception 8/19/96)         +8.19%     +15.42%   +13.71%   +13.62%   +10.36%     +11.42%

WITH SALES CHARGE
 Class A (inception 8/19/96)          +1.91%      +8.61%   +11.30%   +12.07%    +9.54%     +10.65%
 Class B (inception 8/19/96)          +2.77%      +9.45%   +11.59%   +12.32%    +9.35%     +10.41%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized.

--------------------------------------------------------------------------------

 6 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, David Factor, portfolio manager for RiverSource Small Company Index Fund, discusses the Fund's results and positioning for the six months ended July 31, 2007.

Q: How did RiverSource Small Company Index Fund perform for the six months ended
   July 31, 2007?

A: RiverSource Small Company Index Fund's Class A shares (excluding sales charge) gained 0.60% for the six months ended July 31, 2007. The Fund underperformed its benchmark, the unmanaged Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index or the Index), which rose 1.00% for the period. The Lipper Small-Cap Core Funds Index, representing the Fund's peer group, returned 1.98% during the same six months.

   Mutual funds, unlike unmanaged indices, incur operating expenses. The Fund's Class A shares had an annualized expense ratio of 0.77% for the reporting period.

Q: What market factors most significantly affected Fund performance?

A: Early in the period a pullback in China's red-hot stock market triggered a sell-off in February. The correction lasted into early March, as China's woes combined with increasing concerns about the subprime mortgage market and rising energy prices.

   The second half of the period was dominated by interest rate volatility. Ten-year Treasury yields traded above 5% for the better part of a month before circling back, as investors grew jittery that faster economic growth and a pickup in inflation would push up interest rates worldwide. Heightened concerns regarding potential fallout from the subprime mortgage turmoil, the significant losses of several hedge funds and a still-faltering housing market further affected the equity market during the period. Despite all that, some U.S. equity indexes finished the second quarter with their best gains since the fourth quarter of 2003, an upward trend that continued through mid-July. However, the U.S. equity indexes subsequently lost ground through the last two weeks of the period, as crude oil prices hit a new record high of more than $78 per barrel and concerns about the health of financial companies dominated, based on ongoing turmoil in the subprime mortgage market and heightened worries about a possible global credit crunch.

--------------------------------------------------------------------------------

               RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   Stocks with smaller market capitalizations had led the U.S. market since 1999, as their earnings growth exceeded that of larger companies. However, investor risk aversion increased during this semiannual period and small-cap stocks lagged their large-cap and mid-cap counterparts.

   THERE WAS WIDE DIVERGENCE AMONG THE PERFORMANCE OF THE VARIOUS SECTORS OF THE S&P SMALLCAP 600 INDEX DURING THE SEMIANNUAL PERIOD, RANGING FROM DOUBLE-DIGIT POSITIVE RETURNS TO DOUBLE-DIGIT NEGATIVE RETURNS.


Q: Which equity sectors and securities affected the Fund's performance most during the six months?

A: There was wide divergence among the performance of the various sectors of the S&P SmallCap 600 Index during the semiannual period, ranging from double-digit positive returns to double-digit negative returns. Industrials and information technology were the best performing sectors in the S&P SmallCap 600 Index, with industrials, the largest sector by weighting in the Index and in the Fund, posting the greatest returns and contributing most to the Fund's semiannual performance. The top performing industries for the period were energy equipment and services; electronic equipment and instruments; machinery, metals and mining; and aerospace and defense.

   Conversely, financials and consumer discretionary were the two weakest sectors during the period, detracting from the Fund's semiannual performance. The weakest performing industries were real estate investment trusts, commercial banks, hotels restaurants and leisure, specialty retail and thrifts and mortgage finance.

   Among individual stocks in the S&P SmallCap 600 Index, crocs (consumer discretionary), Manitowoc (industrials), Varian Semiconductor Equipment Associates (information technology), Chaparral Steel (basic materials) and Shaw Group (industrials) contributed the most to returns during the six-month period. The biggest underperformers were New Century Financial (financials), Essex Property Trust (financials), Standard-Pacific (industrials), Kilroy Realty (financials) and Brown Shoe (consumer discretionary).

--------------------------------------------------------------------------------

 8 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   Each sector and stock in the S&P SmallCap 600 Index was represented in the Fund with approximately the same weighting as in the Index, and therefore had a similar effect.

Q: What changes were made to the Fund during the period?

A: Because the Fund strives to stay fully invested in the stocks that make up the S&P SmallCap 600 Index and to replicate the performance of the Index, we align the Fund's portfolio with the rebalancings undertaken by Standard & Poor's on a quarterly basis. We also add stocks to and delete stocks from the portfolio to mirror those changes to the S&P SmallCap 600 Index. Portfolio turnover for the semiannual period was 7%.

   During the semiannual period, there were 42 additions and 42 deletions to the S&P SmallCap 600 Index and the Fund's portfolio. Many deletions occur because stocks have outgrown the S&P SmallCap 600 Index and consequently move up to the Standard & Poor's MidCap 400 Index, an unmanaged index of medium-sized company stocks. Deletions also are made because companies have ceased to exist largely due to mergers or acquisitions. Deletions included companies in various sectors, such as Phillips-Van Heusen, New Century Financial, Frontier Oil, Lenox Group and Cascade Natural Gas.

   Stocks added to the Index and Fund included financial companies Alabama Natl BanCorporation, Signature Bank, Kite Realty Group Trust, Frontier Financial, Tower Group and United Community Banks; health care companies PharMerica, MedCath, Martek Biosciences, Res-Care, Symmetry Medical, PSS World Medical and HealthExtras; information technology companies SI Intl, TTM Technologies, Stratasys and Ansoft; and well-known companies in various sectors including:
   Maidenform Brands, Tanger Factory Outlet Centers, Ruth's Chris Steak House and Central Garden & Pet.

Q: What is the Fund's tactical view and strategy for the months ahead?

A: We do not anticipate any changes in the portfolio beyond the customary quarterly rebalancings and stock substitutions we make to align the Fund with the S&P SmallCap 600 Index.

--------------------------------------------------------------------------------

               RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

   Broadly speaking, the consensus is cautiously optimistic for the equity markets going forward. On the one hand, many agree that the Federal Reserve (the Fed) may lower rates before the year is over, but there also seems to be a sizable contingent that believes the Fed could even raise rates as they remain very mindful of potential inflationary pressures that could cause harm to the broader economy. The prospects for stronger economic growth both in the U.S. and abroad, and the positive implications for corporate profit growth, offset any ongoing concerns about accelerating inflation, slowing job and service sector growth, or higher long-term interest rates. On the other hand, over the remainder of 2007, slowing productivity growth, higher unit labor costs and possibly tighter credit lending standards may prove challenging for corporate management to keep profits from slowing. Geopolitical worries, the volatility of energy prices and the potential ripple effects of the housing market slowdown also remain risks to the equity markets going forward. Because small-cap stocks are more volatile than their large-cap counterparts, we urge investors to manage their expectations of the market and maintain a long-term perspective on their investments.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

 10 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT  11

                              BEGINNING        ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                            FEB. 1, 2007    JULY 31, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                   $1,000         $1,006.00         $3.83            .77%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.98         $3.86            .77%
 Class B
   Actual(b)                   $1,000         $1,002.70         $7.60           1.53%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,017.21         $7.65           1.53%
 Class R4
   Actual(b)                   $1,000         $1,005.80         $3.38            .68%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,021.42         $3.41            .68%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended July 31, 2007: +0.60% for Class A, +0.27 for Class B and 0.58% for Class R4.

--------------------------------------------------------------------------------

 12 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.2%)
ISSUER                                            SHARES                     VALUE(A)
AEROSPACE & DEFENSE (2.2%)
AAR                                                  59,915(b)             $1,787,264
Applied Signal Technology                            19,500                   283,920
Ceradyne                                             43,690(b)              3,260,584
Cubic                                                24,900                   685,497
Curtiss-Wright                                       71,160                 3,100,441
EDO                                                  26,555                   877,643
Esterline Technologies                               41,170(b)              1,905,759
GenCorp                                              90,123(b)              1,065,254
Moog Cl A                                            68,175(b)              2,919,254
Teledyne Technologies                                56,164(b)              2,491,997
Triumph Group                                        26,731                 2,037,170
                                                                      ---------------
Total                                                                      20,414,783
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.7%)
EGL                                                  51,140(b)              2,412,275
Forward Air                                          48,463                 1,651,134
Hub Group Cl A                                       63,370(b)              2,155,847
                                                                      ---------------
Total                                                                       6,219,256
-------------------------------------------------------------------------------------

AIRLINES (0.3%)
Frontier Airlines Holdings                           58,843(b)                311,868
Mesa Air Group                                       50,458(b)                335,546
SkyWest                                             103,678                 2,313,056
                                                                      ---------------
Total                                                                       2,960,470
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Drew Inds                                            30,065(b)              1,045,661
Standard Motor Products                              19,405                   241,592
Superior Inds Intl                                   36,760(d)                680,060
                                                                      ---------------
Total                                                                       1,967,313
-------------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Coachmen Inds                                        25,251                   201,503
Fleetwood Enterprises                               102,900(b)                973,434
Monaco Coach                                         43,284                   603,812
Winnebago Inds                                       50,756                 1,369,397
                                                                      ---------------
Total                                                                       3,148,146
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

BIOTECHNOLOGY (0.4%)
ArQule                                               54,479(b)               $309,441
Martek Biosciences                                   51,815(b)              1,327,500
Regeneron Pharmaceuticals                           105,964(b)              1,577,804
Savient Pharmaceuticals                              75,707(b,f)              896,371
                                                                      ---------------
Total                                                                       4,111,116
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (1.2%)
Apogee Enterprises                                   45,564                 1,173,729
Gibraltar Inds                                       47,945                   925,818
Griffon                                              42,163(b)                740,804
Lennox Intl                                          93,212                 3,570,019
NCI Building Systems                                 32,155(b)              1,555,016
Simpson Mfg                                          59,106(d)              1,999,556
Universal Forest Products                            30,344                 1,200,409
                                                                      ---------------
Total                                                                      11,165,351
-------------------------------------------------------------------------------------

CAPITAL MARKETS (0.6%)
Investment Technology Group                          71,210(b)              2,845,552
LaBranche & Co                                       85,725(b,d)              554,641
Piper Jaffray Companies                              29,685(b)              1,422,505
SWS Group                                            39,609                   699,099
TradeStation Group                                   40,820(b)                431,467
                                                                      ---------------
Total                                                                       5,953,264
-------------------------------------------------------------------------------------

CHEMICALS (1.2%)
Arch Chemicals                                       39,047                 1,381,483
Georgia Gulf                                         55,258(d)                894,627
HB Fuller                                            97,290                 2,688,122
Material Sciences                                    20,427(b)                224,697
OM Group                                             47,890(b)              2,319,792
Omnova Solutions                                     67,564(b)                382,412
Penford                                              14,433                   515,691
PolyOne                                             149,392(b)              1,123,428
Quaker Chemical                                      16,183                   351,495

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
CHEMICALS (CONT.)
Schulman A                                           38,985                  $905,232
Tronox Cl B                                          66,260                   814,998
                                                                      ---------------
Total                                                                      11,601,977
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (5.6%)
Alabama Natl BanCorporation                          27,470                 1,466,074
Boston Private Financial Holdings                    59,514                 1,517,012
Cascade Bancorp                                      45,645(d)                995,517
Central Pacific Financial                            49,385                 1,393,151
Chittenden                                           71,661                 2,397,060
Community Bank System                                48,345                   869,727
East West Bancorp                                    98,086                 3,595,834
First BanCorp                                       133,746(c)              1,230,463
First Commonwealth Financial                        101,055(d)                958,001
First Financial Bancorp                              51,275                   627,093
First Indiana                                        20,705                   649,102
First Midwest Bancorp                                79,872                 2,626,990
First Republic Bank                                  49,643                 2,717,954
Frontier Financial                                   62,920(d)              1,347,746
Glacier Bancorp                                      84,645                 1,612,487
Hanmi Financial                                      65,890                   955,405
Independent Bank                                     32,292                   391,379
Irwin Financial                                      29,895                   350,369
Nara Bancorp                                         33,715                   497,633
PrivateBancorp                                       29,780                   804,060
Prosperity Bancshares                                55,590                 1,574,309
Provident Bankshares                                 51,797                 1,486,574
Signature Bank                                       47,770(b)              1,475,615
South Financial Group                               119,129                 2,568,421
Sterling Bancorp                                     29,985                   436,282
Sterling Bancshares                                 119,542(f)              1,244,432
Sterling Financial                                   81,976                 1,861,675
Susquehanna Bancshares                               83,775                 1,449,308
UCBH Holdings                                       160,498                 2,638,587
Umpqua Holdings                                     101,720                 1,934,714
United Bankshares                                    61,952                 1,725,363
United Community Banks                               65,748                 1,541,791
Whitney Holding                                     108,524                 2,712,015

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
COMMERCIAL BANKS (CONT.)
Wilshire Bancorp                                     24,840                  $255,107
Wintrust Financial                                   38,790                 1,528,714
                                                                      ---------------
Total                                                                      51,435,964
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.6%)
ABM Inds                                             71,124                 1,789,480
Administaff                                          38,870                 1,271,049
Angelica                                             15,409                   336,378
Bowne & Co                                           44,315                   768,422
Brady Cl A                                           86,784                 3,036,572
CDI                                                  20,892                   591,035
Consolidated Graphics                                18,912(b)              1,246,490
G&K Services Cl A                                    34,571                 1,288,115
Healthcare Services Group                            44,545                 1,234,787
Heidrick & Struggles Intl                            28,911(b)              1,553,677
Interface Cl A                                       85,640                 1,578,345
Labor Ready                                          74,575(b)              1,756,987
Mobile Mini                                          57,684(b)              1,648,032
On Assignment                                        56,446(b)                566,153
School Specialty                                     29,934(b)              1,030,927
Spherion                                             90,591(b)                799,919
Standard Register                                    19,819                   266,367
Tetra Tech                                           93,123(b)              1,958,377
United Stationers                                    44,736(b)              2,851,473
Viad                                                 34,155                 1,227,872
Volt Information Sciences                            20,746(b)                323,223
Waste Connections                                   110,338(b)              3,420,479
Watson Wyatt Worldwide Cl A                          68,700                 3,060,585
                                                                      ---------------
Total                                                                      33,604,744
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.6%)
ARRIS Group                                         175,145(b)              2,595,649
Bel Fuse Cl B                                        19,080                   576,979
Black Box                                            27,883                 1,122,291
Blue Coat Systems                                    23,910(b)              1,165,134
C-COR                                                79,621(b)              1,070,902
Comtech Telecommunications                           37,290(b)              1,620,996
Digi Intl                                            40,570(b)                579,340
Ditech Networks                                      52,980(b)                395,231
Harmonic                                            126,851(b)              1,125,168
Inter-Tel                                            34,722                   861,800
NETGEAR                                              55,610(b)              1,538,173

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 14 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
COMMUNICATIONS EQUIPMENT (CONT.)
Network Equipment Technologies                       40,597(b)               $383,236
PC-Tel                                               36,055(b)                294,569
Symmetricom                                          74,634(b)                556,770
Tollgrade Communications                             21,298(b)                219,795
ViaSat                                               41,052(b)              1,175,319
                                                                      ---------------
Total                                                                      15,281,352
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.0%)
Adaptec                                             191,122(b)                668,927
Avid Technology                                      66,335(b,d)            2,129,353
Hutchinson Technology                                41,817(b)                838,849
Intevac                                              34,350(b)                558,188
Komag                                                49,490(b)              1,584,174
Neoware                                              32,155(b)                508,371
Novatel Wireless                                     48,875(b)              1,052,279
Stratasys                                            16,565(b)                729,026
Synaptics                                            41,860(b)              1,470,123
                                                                      ---------------
Total                                                                       9,539,290
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.6%)
EMCOR Group                                         102,306(b)              3,672,785
Insituform Technologies Cl A                         43,825(b)                723,989
Shaw Group                                          129,743(b)              6,904,923
URS                                                  85,193(b)              4,196,607
                                                                      ---------------
Total                                                                      15,498,304
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.5%)
Headwaters                                           68,080(b)              1,098,130
Texas Inds                                           43,867(d)              3,457,159
                                                                      ---------------
Total                                                                       4,555,289
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Cash America Intl                                    47,773                 1,749,447
First Cash Financial Services                        45,315(b)                987,414
Rewards Network                                      43,540(b)                164,146
World Acceptance                                     28,275(b)                910,172
                                                                      ---------------
Total                                                                       3,811,179
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

CONTAINERS & PACKAGING (0.8%)
AptarGroup                                          111,448                $4,056,707
Caraustar Inds                                       46,756(b)                225,364
Chesapeake                                           32,005                   356,856
Myers Inds                                           43,477                   929,973
Rock-Tenn Cl A                                       56,010                 1,720,627
                                                                      ---------------
Total                                                                       7,289,527
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.5%)
Audiovox Cl A                                        29,807(b)                301,647
Building Materials Holding                           47,212                   655,775
Keystone Automotive Inds                             26,240(b)              1,226,982
LKQ                                                  73,040(b)              2,076,527
                                                                      ---------------
Total                                                                       4,260,931
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.6%)
Bright Horizons Family Solutions                     42,025(b)              1,630,570
Coinstar                                             44,675(b)              1,385,819
CPI                                                   8,412                   494,121
Pre-Paid Legal Services                              14,140(b)                745,178
Universal Technical Institute                        37,165(b)                803,879
Vertrue                                              15,623(b)                771,932
                                                                      ---------------
Total                                                                       5,831,499
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Financial Federal                                    41,416                 1,174,144
Portfolio Recovery Associates                        25,700(d)              1,342,825
                                                                      ---------------
Total                                                                       2,516,969
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
CT Communications                                    32,415                   993,519
General Communication Cl A                           72,372(b)                833,002
                                                                      ---------------
Total                                                                       1,826,521
-------------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

ELECTRIC UTILITIES (1.0%)
Allete                                               48,805                $2,139,611
Central Vermont Public Service                       16,357                   556,138
Cleco                                                92,640                 2,200,200
El Paso Electric                                     73,549(b)              1,711,485
UIL Holdings                                         40,408                 1,195,269
Unisource Energy                                     56,595                 1,722,186
                                                                      ---------------
Total                                                                       9,524,889
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.0%)
Acuity Brands                                        69,783                 4,124,175
AO Smith                                             36,619                 1,777,852
Baldor Electric                                      66,174                 3,020,181
Belden                                               69,793                 3,823,261
C&D Technologies                                     41,208(b,d)              198,623
Magnetek                                             47,936(b)                226,258
Regal-Beloit                                         51,341                 2,604,016
Vicor                                                31,388                   394,547
Woodward Governor                                    47,383                 2,736,368
                                                                      ---------------
Total                                                                      18,905,281
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (5.4%)
Aeroflex                                            119,744(b)              1,680,008
Agilysys                                             49,552                   951,894
Anixter Intl                                         50,596(b)              4,181,759
Bell Microproducts                                   48,849(b)                306,772
Benchmark Electronics                               116,683(b)              2,590,363
Brightpoint                                         130,296(b)              1,710,786
Checkpoint Systems                                   63,080(b)              1,455,256
Cognex                                               71,437                 1,502,320
Coherent                                             50,207(b)              1,453,493
CTS                                                  57,646                   734,410
Daktronics                                           51,190(d)              1,088,299
Electro Scientific Inds                              46,949(b)              1,030,531
FLIR Systems                                        106,500(b)              4,648,725
Gerber Scientific                                    37,140(b)                385,513
Insight Enterprises                                  77,668(b)              1,752,190
Itron                                                48,215(b,d)            3,829,717
Keithley Instruments                                 22,615                   244,242
Littelfuse                                           36,125(b)              1,177,314
LoJack                                               30,105(b)                641,839
Mercury Computer Systems                             35,689(b)                390,081
Methode Electronics                                  60,091                   971,671
MTS Systems                                          29,355                 1,225,571

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
Newport                                              62,475(b)               $816,548
Park Electrochemical                                 32,440                   961,846
Photon Dynamics                                      26,759(b)                287,927
Planar Systems                                       28,045(b)                208,935
Plexus                                               74,440(b)              1,805,170
RadiSys                                              35,261(b)                413,964
Rogers                                               28,352(b)              1,024,641
ScanSource                                           41,330(b)              1,108,884
Technitrol                                           65,466                 1,702,116
Trimble Navigation                                  191,906(b)              6,338,655
TTM Technologies                                     67,775(b)                883,786
X-Rite                                               46,697                   630,410
                                                                      ---------------
Total                                                                      50,135,636
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.6%)
Atwood Oceanics                                      43,994(b)              3,017,988
Bristow Group                                        37,809(b)              1,793,281
CARBO Ceramics                                       32,623(d)              1,470,645
Dril-Quip                                            38,914(b)              1,867,483
Hornbeck Offshore Services                           37,340(b)              1,607,487
Input/Output                                        113,436(b)              1,616,463
Lufkin Inds                                          24,170                 1,431,106
Matrix Service                                       38,980(b)                900,048
NATCO Group Cl A                                     27,950(b)              1,293,806
Oceaneering Intl                                     89,068(b)              5,002,058
SEACOR Holdings                                      33,793(b)              2,947,425
TETRA Technologies                                  116,654(b)              3,244,148
Unit                                                 74,366(b)              4,094,592
W-H Energy Services                                  48,870(b)              3,131,590
                                                                      ---------------
Total                                                                      33,418,120
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
Casey's General Stores                               81,173                 2,023,643
Great Atlantic & Pacific Tea                         31,343(b,d)              913,648
Longs Drug Stores                                    46,510                 2,249,224
Nash Finch                                           21,540(f)                867,416
Performance Food Group                               56,758(b)              1,626,684
Spartan Stores                                       34,735                 1,016,693
United Natural Foods                                 68,782(b)              1,872,934
                                                                      ---------------
Total                                                                      10,570,242
-------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

FOOD PRODUCTS (1.7%)
Corn Products Intl                                  119,576                $5,335,481
Flowers Foods                                       124,624                 2,554,792
Hain Celestial Group                                 63,752(b)              1,727,042
J&J Snack Foods                                      22,042                   759,347
Lance                                                49,793                 1,254,286
Ralcorp Holdings                                     43,436(b)              2,256,935
Sanderson Farms                                      25,520                 1,017,482
TreeHouse Foods                                      50,130(b)              1,123,413
                                                                      ---------------
Total                                                                      16,028,778
-------------------------------------------------------------------------------------

GAS UTILITIES (3.3%)
Atmos Energy                                        142,665                 4,004,607
Energen                                             115,164                 6,093,326
Laclede Group                                        34,650                 1,023,908
New Jersey Resources                                 44,971                 2,113,637
Northwest Natural Gas                                43,359                 1,806,770
Piedmont Natural Gas                                118,738(d)              2,753,534
South Jersey Inds                                    47,340                 1,551,332
Southern Union                                      173,278                 5,350,824
Southwest Gas                                        67,728                 2,104,986
UGI                                                 170,670                 4,404,993
                                                                      ---------------
Total                                                                      31,207,917
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (5.2%)
American Medical Systems Holdings                   115,760(b,d)            2,116,093
Analogic                                             22,489                 1,493,045
ArthroCare                                           44,186(b)              2,236,695
BIOLASE Technology                                   38,250(b,d)              269,663
Conmed                                               45,446(b)              1,267,943
Cooper Companies                                     71,635                 3,591,063
Cyberonics                                           35,620(b,d)              498,680
Datascope                                            20,401                   701,998
DJO                                                  37,845(b)              1,796,881
Greatbatch                                           35,870(b)              1,113,046
Haemonetics                                          42,442(b)              2,097,484
Hologic                                              86,572(b)              4,484,429
ICU Medical                                          23,215(b)                771,667
IDEXX Laboratories                                   49,768(b)              4,989,739
Immucor                                             110,662(b)              3,448,228
Integra LifeSciences Holdings                        31,350(b,d)            1,556,528
Invacare                                             51,370                 1,055,654
Kensey Nash                                          19,020(b)                464,278
Mentor                                               63,835                 2,511,907
Meridian Bioscience                                  52,322                 1,168,350

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
HEALTH CARE EQUIPMENT & SUPPLIES (CONT.)
Merit Medical Systems                                43,990(b)               $492,248
Osteotech                                            28,000(b)                200,760
Palomar Medical Technologies                         29,175(b,f)              931,558
PolyMedica                                           36,312                 1,466,642
Possis Medical                                       27,665(b)                307,635
Respironics                                         118,302(b)              5,412,316
SurModics                                            24,521(b,d)            1,124,778
Symmetry Medical                                     56,440(b)                842,649
Theragenics                                          53,432(b)                211,056
Vital Signs                                          12,537                   652,049
                                                                      ---------------
Total                                                                      49,275,062
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.1%)
Amedisys                                             41,694(b)              1,578,118
AMERIGROUP                                           84,040(b)              2,326,227
AMN Healthcare Services                              55,730(b)              1,196,523
AmSurg                                               48,070(b)              1,208,480
Centene                                              70,070(b)              1,514,213
Chemed                                               40,650                 2,572,332
Cross Country Healthcare                             35,135(b)                575,160
CryoLife                                             38,901(b)                371,505
Gentiva Health Services                              44,355(b)                885,769
HealthExtras                                         47,965(b)              1,286,901
Healthways                                           56,320(b)              2,461,184
Hooper Holmes                                       110,116(b)                288,504
inVentiv Health                                      48,410(b)              1,717,587
LCA-Vision                                           31,957                 1,134,793
Matria Healthcare                                    34,450(b)                889,844
MedCath                                              21,800(b)                660,322
Odyssey HealthCare                                   54,257(b)                586,518
Option Care                                          42,690                   827,759
Owens & Minor                                        65,073                 2,502,057
Pediatrix Medical Group                              77,912(b)              4,204,131
PharMerica                                           49,435(b)                828,531
PSS World Medical                                   108,245(b)              1,865,061
RehabCare Group                                      28,041(b)                397,341
Res-Care                                             32,195(b)                625,549
Sierra Health Services                               89,910(b)              3,653,942
Sunrise Senior Living                                71,966(b)              2,861,368
                                                                      ---------------
Total                                                                      39,019,719
-------------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

HEALTH CARE TECHNOLOGY (0.2%)
Allscripts Healthcare Solutions                      78,325(b,d)           $1,781,894
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.2%)
California Pizza Kitchen                             46,675(b)                885,892
CEC Entertainment                                    52,194(b)              1,540,245
CKE Restaurants                                     105,335                 1,821,242
IHOP                                                 24,645                 1,607,593
Jack in the Box                                      50,296(b)              3,218,441
Landry's Restaurants                                 27,239                   721,561
Marcus                                               34,347                   675,949
Monarch Casino & Resort                              16,850(b)                476,687
Multimedia Games                                     41,490(b)                434,815
O'Charley's                                          38,095                   675,424
Panera Bread Cl A                                    51,258(b)              2,083,125
Papa John's Intl                                     36,050(b)                988,852
Peet's Coffee & Tea                                  21,710(b)                520,823
PF Chang's China Bistro                              41,430(b)              1,356,418
Pinnacle Entertainment                               95,883(b)              2,541,858
RARE Hospitality Intl                                49,402(b)              1,321,998
Red Robin Gourmet Burgers                            26,895(b)              1,037,340
Ruth's Chris Steak House                             27,935(b)                467,073
Shuffle Master                                       56,583(b,d)              822,151
SONIC                                               101,003(b)              2,086,722
Steak n Shake                                        45,708(b)                685,620
Texas Roadhouse Cl A                                 85,730(b)              1,017,615
Triarc Companies Cl B                               104,145                 1,490,315
WMS Inds                                             58,060(b)              1,514,785
                                                                      ---------------
Total                                                                      29,992,544
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
Bassett Furniture Inds                               18,999                   248,317
Champion Enterprises                                123,314(b)              1,445,240
Ethan Allen Interiors                                50,257                 1,716,780
La-Z-Boy                                             82,535(d)                826,175
Libbey                                               23,093                   460,705
M/I Homes                                            19,460                   477,743
Meritage Homes                                       35,390(b)                690,105
Natl Presto Inds                                      7,569                   424,999
Russ Berrie & Co                                     18,626(b)                286,654
Skyline                                              10,918                   305,158

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
HOUSEHOLD DURABLES (CONT.)
Standard-Pacific                                    104,014                $1,540,448
Universal Electronics                                23,175(b)                816,687
                                                                      ---------------
Total                                                                       9,239,011
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Cl A                           114,840(b)              1,405,642
Spectrum Brands                                      62,365(b,d)              273,782
WD-40                                                28,253                   937,717
                                                                      ---------------
Total                                                                       2,617,141
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
Standex Intl                                         19,995                   473,882
Tredegar                                             45,554                   836,371
                                                                      ---------------
Total                                                                       1,310,253
-------------------------------------------------------------------------------------

INSURANCE (2.7%)
Delphi Financial Group Cl A                          69,854                 2,806,035
Hilb Rogal & Hobbs                                   58,645                 2,539,329
Infinity Property & Casualty                         31,155                 1,372,066
LandAmerica Financial Group                          27,480                 2,104,693
Philadelphia Consolidated Holding                    92,194(b)              3,331,891
Presidential Life                                    34,607                   564,440
ProAssurance                                         53,555(b)              2,644,546
RLI                                                  31,947                 1,852,926
Safety Insurance Group                               23,205                   772,727
SCPIE Holdings                                       16,180(b)                363,565
Selective Insurance Group                            92,174                 1,891,410
Stewart Information Services                         29,332                 1,070,031
Tower Group                                          32,290                   855,685
United Fire & Casualty                               33,765                 1,162,191
Zenith Natl Insurance                                59,513                 2,401,945
                                                                      ---------------
Total                                                                      25,733,480
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Blue Nile                                            22,040(b,d)            1,666,445
PetMed Express                                       39,100(b)                570,078
Stamps.com                                           29,585(b)                338,748
                                                                      ---------------
Total                                                                       2,575,271
-------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

INTERNET SOFTWARE & SERVICES (0.8%)
Bankrate                                             18,490(b,d)             $829,277
InfoSpace                                            53,000                 1,103,460
j2 Global Communications                             79,310(b)              2,588,678
MIVA                                                 47,260(b)                304,827
United Online                                       107,205                 1,513,735
Websense                                             72,250(b)              1,442,110
                                                                      ---------------
Total                                                                       7,782,087
-------------------------------------------------------------------------------------

IT SERVICES (1.2%)
Authorize.Net Holdings                               44,094(b)                764,149
CACI Intl Cl A                                       49,646(b)              2,206,268
Ciber                                                86,819(b)                658,956
eFunds                                               75,790(b)              2,709,494
Gevity HR                                            39,270                   590,228
ManTech Intl Cl A                                    29,515(b)                963,960
MAXIMUS                                              35,142                 1,468,584
SI Intl                                              20,890(b)                608,526
StarTek                                              18,218                   199,669
Sykes Enterprises                                    47,560(b)                796,154
                                                                      ---------------
Total                                                                      10,965,988
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.2%)
Arctic Cat                                           19,169                   347,342
JAKKS Pacific                                        45,086(b)              1,068,989
K2                                                   79,249(b)              1,157,828
MarineMax                                            29,970(b)                560,439
Nautilus                                             50,675(d)                498,642
Polaris Inds                                         57,456                 2,836,029
Pool                                                 79,097(d)              2,658,450
RC2                                                  34,030(b)              1,205,002
Sturm, Ruger & Co                                    29,464(b)                575,432
                                                                      ---------------
Total                                                                      10,908,153
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.7%)
Cambrex                                              46,055                   629,111
Dionex                                               30,560(b)              2,078,385
Enzo Biochem                                         50,044(b)                639,562
Kendle Intl                                          19,730(b)                729,024
PAREXEL Intl                                         43,932(b)              1,776,171
PharmaNet Development Group                          29,985(b)                839,580
                                                                      ---------------
Total                                                                       6,691,833
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

MACHINERY (4.7%)
Albany Intl Cl A                                     47,120                $1,766,058
Astec Inds                                           30,573(b)              1,594,993
ASV                                                  33,080(b,d)              482,637
Barnes Group                                         64,524                 2,013,149
Briggs & Stratton                                    79,458                 2,253,429
Cascade                                              16,155                 1,095,147
Clarcor                                              82,378                 2,865,931
EnPro Inds                                           34,470(b)              1,357,429
Gardner Denver                                       84,950(b)              3,533,071
IDEX                                                130,324                 4,719,031
Kaydon                                               45,445                 2,418,128
Lindsay                                              18,691(d)                759,976
Lydall                                               26,381(b)                304,701
Manitowoc                                           100,188                 7,781,601
Mueller Inds                                         59,492                 2,194,065
Robbins & Myers                                      27,454                 1,447,649
Toro                                                 64,748                 3,640,132
Valmont Inds                                         27,701                 2,093,919
Wabash Natl                                          49,043                   623,337
Watts Water Technologies Cl A                        47,808                 1,668,977
                                                                      ---------------
Total                                                                      44,613,360
-------------------------------------------------------------------------------------

MARINE (0.4%)
Kirby                                                85,632(b)              3,468,952
-------------------------------------------------------------------------------------

MEDIA (0.6%)
4Kids Entertainment                                  21,177(b)                338,832
Arbitron                                             48,081                 2,394,433
Live Nation                                         105,265(b)              2,090,563
Radio One Cl D                                      123,695(b)                753,303
                                                                      ---------------
Total                                                                       5,577,131
-------------------------------------------------------------------------------------

METALS & MINING (2.5%)
AM Castle & Co                                       25,403                   838,807
AMCOL Intl                                           35,320                 1,011,212
Brush Engineered Materials                           32,615(b)              1,235,130
Century Aluminum                                     45,434(b)              2,341,668
Chaparral Steel                                      75,214                 6,320,984
Cleveland-Cliffs                                     65,902                 4,565,032
Quanex                                               59,594                 2,685,306
RTI Intl Metals                                      37,053(b)              2,936,080
Ryerson                                              42,603                 1,367,130
                                                                      ---------------
Total                                                                      23,301,349
-------------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

MULTILINE RETAIL (0.1%)
Fred's                                               64,285                  $763,063
Tuesday Morning                                      47,935                   558,922
                                                                      ---------------
Total                                                                       1,321,985
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.3%)
Avista                                               84,628                 1,677,327
CH Energy Group                                      21,780                   965,943
                                                                      ---------------
Total                                                                       2,643,270
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.7%)
Cabot Oil & Gas                                     155,670                 5,323,914
Helix Energy Solutions Group                        146,692(b)              5,713,653
Massey Energy                                       130,290                 2,781,692
Penn Virginia                                        60,390                 2,337,093
Petroleum Development                                23,730(b)                957,268
St. Mary Land & Exploration                         100,850                 3,357,297
Stone Energy                                         44,898(b)              1,459,185
Swift Energy                                         47,435(b)              2,027,372
World Fuel Services                                  45,845                 1,874,602
                                                                      ---------------
Total                                                                      25,832,076
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies                                 61,044(b)                935,804
Deltic Timber                                        16,441                   854,768
Neenah Paper                                         23,800                   921,774
Schweitzer-Mauduit Intl                              25,236                   576,138
Wausau Paper                                         71,740                   802,771
                                                                      ---------------
Total                                                                       4,091,255
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Chattem                                              30,485(b)              1,712,038
Mannatech                                            25,475(d)                239,720
Playtex Products                                     89,720(b)              1,606,885
USANA Health Sciences                                13,770(b,d)              555,757
                                                                      ---------------
Total                                                                       4,114,400
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

PHARMACEUTICALS (0.9%)
Alpharma Cl A                                        54,332                $1,346,890
Bradley Pharmaceuticals                              26,545(b)                425,782
MGI PHARMA                                          128,162(b)              3,207,895
Noven Pharmaceuticals                                39,776(b)                706,422
Sciele Pharma                                        47,590(b)              1,103,612
ViroPharma                                          112,120(b)              1,440,742
                                                                      ---------------
Total                                                                       8,231,343
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (3.5%)
Acadia Realty Trust                                  51,620                 1,188,809
Colonial Properties Trust                            74,675                 2,583,008
EastGroup Properties                                 38,150                 1,573,306
Entertainment Properties Trust                       42,820                 1,907,631
Essex Property Trust                                 41,630                 4,478,554
Inland Real Estate                                  104,740                 1,583,669
Kilroy Realty                                        52,527                 3,384,315
Kite Realty Group Trust                              46,400                   740,544
Lexington Realty Trust                              106,300                 2,005,881
LTC Properties                                       33,445                   671,241
Medical Properties Trust                             78,665(d)                881,048
Mid-America Apartment Communities                    40,890                 1,845,366
Natl Retail Properties                              107,195(d)              2,321,844
Parkway Properties                                   25,525                 1,035,805
PS Business Parks                                    25,700                 1,313,270
Senior Housing Properties Trust                     119,600                 2,066,688
Sovran Self Storage                                  33,070                 1,425,317
Tanger Factory Outlet Centers                        50,260                 1,680,192
                                                                      ---------------
Total                                                                      32,686,488
-------------------------------------------------------------------------------------

ROAD & RAIL (1.5%)
Arkansas Best                                        40,300                 1,452,009
Heartland Express                                    94,703                 1,412,022
Kansas City Southern                                123,389(b)              4,258,154
Knight Transportation                                92,875                 1,638,315
Landstar System                                      89,256                 4,057,578
Old Dominion Freight Line                            44,920(b)              1,296,391
                                                                      ---------------
Total                                                                      14,114,469
-------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 20 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
Actel                                                41,847(b)               $493,795
Advanced Energy Inds                                 57,328(b)              1,015,279
AMIS Holdings                                       103,955(b)              1,071,776
ATMI                                                 55,417(b)              1,605,985
Axcelis Technologies                                163,298(b)                906,304
Brooks Automation                                   111,845(b)              1,965,117
Cabot Microelectronics                               38,230(b)              1,629,745
Cohu                                                 36,521                   730,055
Cymer                                                57,948(b)              2,477,277
Diodes                                               48,608(b)              1,291,501
DSP Group                                            45,775(b)                815,711
Exar                                                 58,357(b)                824,584
FEI                                                  41,800(b)              1,198,824
Kopin                                               109,050(b)                415,481
Kulicke & Soffa Inds                                 92,389(b)                864,761
Microsemi                                           122,528(b)              2,856,127
MKS Instruments                                      59,830(b)              1,358,141
Pericom Semiconductor                                41,799(b)                446,413
Photronics                                           67,180(b)                941,864
Rudolph Technologies                                 40,188(b)                628,942
Skyworks Solutions                                  262,198(b)              2,076,608
Standard Microsystems                                36,337(b)              1,213,292
Supertex                                             22,155(b)                773,431
Ultratech                                            37,318(b)                467,968
Varian Semiconductor Equipment Associates           126,302(b)              5,936,193
Veeco Instruments                                    50,056(b)                916,025
                                                                      ---------------
Total                                                                      34,921,199
-------------------------------------------------------------------------------------

SOFTWARE (3.4%)
Ansoft                                               28,140(b)                711,661
ANSYS                                               124,550(b)              3,243,282
Blackbaud                                            71,215                 1,491,242
Captaris                                             44,121(b)                226,341
Catapult Communications                              15,885(b)                135,340
Concur Technologies                                  46,710(b)              1,114,501
Epicor Software                                      93,340(b)              1,219,020
EPIQ Systems                                         35,142(b)                599,171
FactSet Research Systems                             60,420                 3,987,115
Informatica                                         140,285(b)              1,955,573
JDA Software Group                                   47,580(b)              1,075,784
Manhattan Associates                                 43,322(b)              1,207,384

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
SOFTWARE (CONT.)
MICROS Systems                                       65,092(b)             $3,468,101
Napster                                              74,543(b)                207,975
Phoenix Technologies                                 41,515(b)                478,668
Progress Software                                    65,900(b)              1,993,475
Quality Systems                                      27,450(d)              1,063,413
Radiant Systems                                      41,755(b)                580,395
Secure Computing                                    108,015(b)                853,319
Sonic Solutions                                      41,780(b)                467,100
SPSS                                                 29,548(b)              1,212,650
Take-Two Interactive Software                       117,163(b,d)            2,065,584
THQ                                                 105,393(b)              3,031,103
                                                                      ---------------
Total                                                                      32,388,197
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.2%)
Aaron Rents                                          78,341                 1,811,244
Big 5 Sporting Goods                                 36,460                   779,150
Brown Shoe                                           70,954(f)              1,485,777
Cato Cl A                                            50,639                 1,047,215
Charlotte Russe Holding                              40,686(b)                722,990
Children's Place Retail Stores                       37,480(b)              1,278,443
Christopher & Banks                                  58,243                   868,986
Cost Plus                                            35,481(b)                251,560
Dress Barn                                           74,326(b)              1,351,990
Finish Line Cl A                                     67,300                   454,948
Genesco                                              36,113(b)              1,825,512
Group 1 Automotive                                   39,004                 1,463,430
Guitar Center                                        47,465(b)              2,755,343
Gymboree                                             50,433(b)              2,171,141
Haverty Furniture Companies                          36,470                   406,641
Hibbett Sports                                       50,982(b)              1,306,669
Hot Topic                                            71,081(b)                639,729
Jo-Ann Stores                                        39,220(b)                933,828
Jos A Bank Clothiers                                 28,941(b)                998,465
Lithia Motors Cl A                                   25,560                   526,280
Men's Wearhouse                                      84,976                 4,197,814
Midas                                                18,461(b)                335,436
Pep Boys -- Manny, Moe & Jack                        87,383                 1,479,394
Select Comfort                                       80,282(b,d)            1,279,695
Sonic Automotive Cl A                                49,110                 1,345,614
Stage Stores                                         69,235                 1,235,152
Stein Mart                                           43,390                   466,876

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT  21

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
SPECIALTY RETAIL (CONT.)
Tractor Supply                                       54,900(b)             $2,608,848
Tween Brands                                         51,359(b)              1,964,995
Zale                                                 78,678(b)              1,670,334
                                                                      ---------------
Total                                                                      39,663,499
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.7%)
Ashworth                                             23,330(b)                164,710
crocs                                               107,830(b)              6,396,475
Deckers Outdoor                                      17,600(b)              1,814,560
Fossil                                               72,610(b,f)            1,855,186
Iconix Brand Group                                   90,535(b)              1,790,782
Kellwood                                             41,544                 1,065,188
K-Swiss Cl A                                         42,624                   949,236
Maidenform Brands                                    31,020(b)                557,740
Movado Group                                         32,895                   928,955
Oxford Inds                                          24,638                   995,375
Quiksilver                                          196,468(b)              2,520,684
Skechers USA Cl A                                    43,800(b)                910,602
Stride Rite                                          58,705                 1,195,821
UniFirst                                             22,910                   860,500
Volcom                                               23,445(b)                831,829
Wolverine World Wide                                 89,265                 2,415,511
                                                                      ---------------
Total                                                                      25,253,154
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.5%)
Anchor BanCorp Wisconsin                             28,824                   644,216
Bank Mutual                                          88,875                   933,188
BankAtlantic Bancorp Cl A                            72,430                   635,211
BankUnited Financial Cl A                            51,340                   864,566
Brookline Bancorp                                    98,935                 1,016,062
Corus Bankshares                                     53,310(d)                866,821
Dime Community Bancshares                            43,322                   484,773
Downey Financial                                     31,320(d)              1,665,911

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
THRIFTS & MORTGAGE FINANCE (CONT.)
FirstFed Financial                                   26,624(b,d)           $1,203,405
Flagstar Bancorp                                     62,350                   667,145
Franklin Bank                                        37,925(b)                406,935
Fremont General                                     108,830(d)                627,949
MAF Bancorp                                          44,989                 2,362,822
Triad Guaranty                                       19,580(b)                539,821
Trustco Bank NY                                     120,672                 1,119,836
                                                                      ---------------
Total                                                                      14,038,661
-------------------------------------------------------------------------------------

TOBACCO (0.1%)
Alliance One Intl                                   141,075(b)              1,220,299
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
Applied Industrial Technologies                      59,506                 1,689,375
Kaman                                                39,114                 1,309,928
Lawson Products                                       6,711                   235,690
Watsco                                               39,614                 1,977,135
                                                                      ---------------
Total                                                                       5,212,128
-------------------------------------------------------------------------------------

WATER UTILITIES (0.1%)
American States Water                                27,370                 1,009,679
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $669,420,796)                                                     $914,379,438
-------------------------------------------------------------------------------------

MONEY MARKET FUND (7.6%)(e)
                                    SHARES                   VALUE(A)
RiverSource Short-Term Cash
 Fund                              71,925,965(g)          $71,925,965
---------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $71,925,965)                                       $71,925,965
---------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $741,346,761)(h)                                  $986,305,403
=====================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2007, the value of foreign securities represented 0.1% of net assets.

(d) At July 31, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

--------------------------------------------------------------------------------

 22 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 5.1% of net assets. See Note 5 to the financial statements. 2.5% of net assets is the Fund's cash equivalent position.

(f) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 6 to the financial statements):

TYPE OF SECURITY                                                     CONTRACTS
------------------------------------------------------------------------------
PURCHASE CONTRACTS
Russell 2000 Index, Sept. 2007                                          58
Mini Russell 2000 Index, Sept. 2007                                      1

(g)  Affiliated Money Market Fund -- See Note 7 to the financial statements.

(h) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $741,347,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $322,558,000
Unrealized depreciation                                            (77,600,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $244,958,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT  23

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $669,420,796)         $914,379,438
   Affiliated money market fund (identified cost
   $71,925,965) (Note 7)                                          71,925,965
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $741,346,761)                                                 986,305,403
Capital shares receivable                                             66,732
Dividends and accrued interest receivable                            597,456
Receivable for investment securities sold                          4,343,882
----------------------------------------------------------------------------
Total assets                                                     991,313,473
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                73,157
Payable for investment securities purchased                        2,230,732
Variation margin payable                                             189,080
Payable upon return of securities loaned (Note 5)                 47,723,100
Accrued investment management services fee                             9,000
Accrued distribution fee                                               9,842
Accrued transfer agency fee                                            4,686
Accrued administrative services fee                                    2,021
Accrued plan administration services fee                                  66
Other accrued expenses                                               125,176
----------------------------------------------------------------------------
Total liabilities                                                 50,366,860
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $940,946,613
============================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $  1,137,474
Additional paid-in capital                                       572,998,602
Undistributed net investment income                                3,905,782
Accumulated net realized gain (loss)                             118,557,014
Unrealized appreciation (depreciation) on investments (Note
   6)                                                            244,347,741
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $940,946,613
============================================================================

Net assets applicable to outstanding
   shares:                                  Class A                           $767,411,033
                                            Class B                           $163,950,960
                                            Class R4                          $  9,584,620
Net asset value per share of outstanding    Class A
   capital stock:                           shares(1)           90,769,538    $       8.45
                                            Class B shares      21,869,068    $       7.50
                                            Class R4 shares      1,108,753    $       8.64
------------------------------------------------------------------------------------------
*Including securities on loan, at value
   (Note 5)                                                                   $ 44,997,406
------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is 8.97%. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 24 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                         $  6,731,364
Interest                                                                   614
Income distributions from affiliated money market fund (Note
   7)                                                                  442,378
Fee income from securities lending (Note 5)                            339,733
   Less foreign taxes withheld                                          (1,946)
--------------------------------------------------------------------------------
Total income                                                         7,512,143
--------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                   1,774,785
Distribution fee
   Class A                                                           1,006,706
   Class B                                                           1,081,473
Transfer agency fee
   Class A                                                             755,800
   Class B                                                             215,042
   Class R4                                                              2,537
Administrative services fees and expenses                              398,284
Plan administration services fee -- Class R4                            12,687
Compensation of board members                                            8,385
Custodian fees                                                         100,120
Printing and postage                                                    88,125
Registration fees                                                       34,330
Licensing fees                                                          11,000
Professional fees                                                       23,141
Other                                                                   16,766
--------------------------------------------------------------------------------
Total expenses                                                       5,529,181
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                         (738,812)
--------------------------------------------------------------------------------
                                                                     4,790,369
   Earnings and bank fee credits on cash balances (Note 2)             (42,768)
--------------------------------------------------------------------------------
Total net expenses                                                   4,747,601
--------------------------------------------------------------------------------
Investment income (loss) -- net                                      2,764,542
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                   85,469,886
   Futures contracts                                                   235,883
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                             85,705,769
Net change in unrealized appreciation (depreciation) on
   investments                                                     (78,198,778)
--------------------------------------------------------------------------------
Net gain (loss) on investments                                       7,506,991
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                     $ 10,271,533
================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED    JAN. 31, 2007
                                                       JULY 31, 2007        YEAR ENDED
                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $    2,764,542     $    1,211,377
Net realized gain (loss) on investments                    85,705,769        140,912,076
Net change in unrealized appreciation (depreciation)
   on investments                                         (78,198,778)       (66,536,698)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              10,271,533         75,586,755
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net realized gain
      Class A                                                      --       (109,056,307)
      Class B                                                      --        (33,276,239)
      Class R4                                                     --         (1,258,312)
----------------------------------------------------------------------------------------
Total distributions                                                --       (143,590,858)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                 57,210,718        123,678,472
   Class B shares                                           4,942,198         16,143,052
   Class R4 shares                                          1,758,524          2,871,989
Reinvestment of distributions at net asset value
   Class A shares                                                  --        107,229,509
   Class B shares                                                  --         32,845,091
   Class R4 shares                                                 --          1,258,312
Payments for redemptions
   Class A shares                                        (130,358,446)      (235,769,616)
   Class B shares (Note 2)                                (75,563,425)      (148,812,067)
   Class R4 shares                                         (2,567,386)        (4,640,849)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                          (144,577,817)      (105,196,107)
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                  (134,306,284)      (173,200,210)
Net assets at beginning of period                       1,075,252,897      1,248,453,107
----------------------------------------------------------------------------------------
Net assets at end of period                            $  940,946,613     $1,075,252,897
========================================================================================
Undistributed net investment income                    $    3,905,782     $    1,141,240
----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 26 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to July 31, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth year of ownership.

- Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable,

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT 27 or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), as administrator to the Fund and the parent company of RiverSource Investments, LLC (the Investment Manager) will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is

--------------------------------------------------------------------------------

 28 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT adjusted by the amount of premium received or paid. At July 31, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT  29

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 has been adopted by the Fund and there is no material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.36% to 0.24% annually as the Fund's assets increase. The management fee for the six months ended was 0.34% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a fee percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase.

--------------------------------------------------------------------------------

 30 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended July 31, 2007, there were not expenses incurred for these particular items.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent registered public accounting firm services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B shares.

The Fund has a Plan Administration Services Agreement with the Transfer Agent. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT  31

Sales charges received by the Distributor for distributing Fund shares were $261,018 for Class A and $62,143 for Class B for the six months ended July 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended July 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 0.77% for Class A, 1.53% for Class B and 0.68% for Class R4. Of these waived fees and expenses, the transfer agency fees waived for Class A and Class B were $192,044, and $52,821, respectively, and the management fees waived at the Fund level were $493,947. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.77% for Class A, 1.53% for Class B and 0.68% for Class R4 of the Fund's average daily net assets, until Jan. 31, 2008, unless sooner terminated at the discretion of the Board.

During the six months ended July 31, 2007, the Fund's custodian and transfer agency fees were reduced by $42,768 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $66,439,068 and $211,058,938 respectively, for the six months ended July 31, 2007. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

 32 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                          SIX MONTHS ENDED JULY 31, 2007
                                       ISSUED FOR
                                       REINVESTED                             NET
                           SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
-----------------------------------------------------------------------------------------
Class A                  6,352,085          --         (14,955,923)       (8,603,838)
Class B                    641,146          --          (9,527,571)       (8,886,425)
Class R4                   196,491          --            (287,265)          (90,774)
-----------------------------------------------------------------------------------------

                                             YEAR ENDED JAN. 31, 2007
                                        ISSUED FOR
                                        REINVESTED                             NET
                            SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
------------------------------------------------------------------------------------------
Class A                  14,335,934     13,013,293      (26,574,814)           774,413
Class B                   2,002,432      4,474,806      (18,933,267)       (12,456,029)
Class R4                    315,993        149,443         (508,752)           (43,316)
------------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the investment management services agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At July 31, 2007, securities valued at $44,997,406 were on loan to brokers. For collateral, the Fund received $47,723,100 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $339,733 for the six months ended July 31, 2007. Expenses paid to the Investment Manager were $10,988 for the six months ended July 31, 2007, which are included in other expenses on the statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT  33

6. STOCK INDEX FUTURES CONTRACTS

At July 31, 2007, investments in securities included securities valued at $2,738,343 that were pledged as collateral to cover initial margin deposits on 59 open purchase contracts. The notional market value of the open purchase contracts at July 31, 2007 was $22,727,100 with a net unrealized loss of $610,901. See "Summary of significant accounting policies" and "Notes to investments in securities."

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. Cost of purchases and proceeds from sales aggregated $184,576,441 and $159,681,416, respectively, for the six months ended July 31, 2007.

8. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowing under the facility outstanding during the six months July 31, 2007.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of

--------------------------------------------------------------------------------

 34 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT

Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs may file a notice of appeal with the Eighth Circuit Court of Appeals within 30 days from the date of judgment.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT  35

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 36 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,         2007(I)            2007           2006           2005           2004
Net asset value, beginning of
  period                                $8.40          $8.97          $8.21          $7.55          $5.14
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .03(b)         .01            .01             --             --
Net gains (losses) (both realized
 and unrealized)                          .02(b)         .64           1.44           1.17           2.41
---------------------------------------------------------------------------------------------------------
Total from investment operations          .05            .65           1.45           1.17           2.41
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          --          (1.22)          (.69)          (.51)            --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $8.45          $8.40          $8.97          $8.21          $7.55
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $767           $835           $884           $844           $792
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                       .77%(e),(f)      .81%(e)      .92%(e)        .91%           .96%
---------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets      .69%(f)        .29%           .20%           .24%          (.04%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         7%            11%            14%            12%            10%
---------------------------------------------------------------------------------------------------------
Total return(g)                          .60%(h)       7.55%         18.33%         15.42%         46.89%
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indireclty bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.91% for the six months ended July 31, 2007 and 0.92% and 0.93% for the years ended Jan. 31, 2007 and 2006, respectively.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT  37

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,         2007(I)            2007           2006           2005           2004
Net asset value, beginning of
 period                                 $7.48          $8.17          $7.59          $7.07          $4.85
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               --(b)          --           (.02)          (.01)          (.05)
Net gains (losses) (both realized
 and unrealized)                          .02(b)         .53           1.29           1.04           2.27
---------------------------------------------------------------------------------------------------------
Total from investment operations          .02            .53           1.27           1.03           2.22
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          --          (1.22)          (.69)          (.51)            --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $7.50          $7.48          $8.17          $7.59          $7.07
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $164           $230           $353           $434           $482
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                      1.53%(e),(f)     1.58%(e)     1.68%(e)       1.67%          1.73%
---------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets     (.06%)(f)      (.47%)         (.57%)         (.53%)         (.81%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         7%            11%            14%            12%            10%
---------------------------------------------------------------------------------------------------------
Total return(g)                          .27%(h)       6.81%         17.45%         14.48%         45.77%
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indireclty bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.68% for the six months ended July 31, 2007 and 1.68% and 1.70% for the years ended Jan. 31, 2007 and 2006, respectively.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,         2007(I)            2007           2006           2005           2004
Net asset value, beginning of
 period                                 $8.59          $9.12          $8.32          $7.63          $5.19
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)            .03(b)           .02            .01             --            .01
Net gains (losses) (both realized
 and unrealized)                        .02(b)           .67           1.48           1.20           2.43
---------------------------------------------------------------------------------------------------------
Total from investment operations          .05            .69           1.49           1.20           2.44
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          --          (1.22)          (.69)          (.51)            --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $8.64          $8.59          $9.12          $8.32          $7.63
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $10            $10            $11            $20            $15
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                       .68%(e),(f)      .64%(e)      .75%(e)        .74%           .79%
---------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets      .79%(f)        .46%           .36%           .42%           .13%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         7%            11%            14%            12%            10%
---------------------------------------------------------------------------------------------------------
Total return(g)                          .58%(h)       7.87%         18.57%         15.65%         47.01%
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indireclty bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 0.78% for the six months ended July 31, 2007 and 0.75% and 0.76% for the years ended Jan. 31, 2007 and 2006, respectively.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended July 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT  39

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). The Fund's Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the IMS Agreement. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Fund's operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Fund. The Board also reviewed the financial condition of RiverSource and the entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource). The Board concluded

--------------------------------------------------------------------------------

 40 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2005. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). Although the Fund's expense ratio was higher than the median ratio, the Board was satisfied with the consistent and rational fee schedule applicable to all Funds, including the Fund. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability. The Board also considered the services acquired by the investment

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT 41 manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2008 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Jan. 31, 2007 and the year ended Jan. 31, 2006 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and

--------------------------------------------------------------------------------

 42 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statement for such fiscal periods.

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2007 SEMIANNUAL REPORT  43

     RIVERSOURCE(R) SMALL COMPANY INDEX FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc. and Ameriprise Financial
                                        Services, Inc., Members FINRA, and managed by
                                        RiverSource Investments, LLC. These companies
       (RIVERSOURCE INVESTMENTS LOGO)   are part of Ameriprise Financial, Inc.                             S-6361 M (9/07)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
RiverSource Market Advantage Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date October 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date October 3, 2007


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date October 3, 2007